                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant: P.O. Box 2600
                       Valley Forge, PA 19482

Name and address of agent for service:      R. Gregory Barton, Esquire
                                            P.O. Box 876
                                            Valley Forge, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2004 - June 30, 2004

Item 1: Reports to Shareholders

Vanguard Tax-Managed Funds®

June 30, 2004

Vanguard® Tax-Managed Balanced Fund
Vanguard® Tax-Managed Growth and Income Fund
Vanguard® Tax-Managed Capital Appreciation Fund
Vanguard® Tax-Managed Small-Cap Fund
Vanguard® Tax-Managed International Fund

HOW TO READ YOUR FUND REPORT

This report contains information that can help you evaluate your investment. It includes details about your fund’s return and presents data and analysis that provide insight into the fund’s performance and investment approach.

By reading the letter from Vanguard’s chairman, you’ll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund’s performance and characteristics stack up against those of similar funds and market benchmarks.

It’s important to keep in mind that any opinions expressed here are just that: informed opinions. They should not be considered promises or advice. These opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund’s performance and information about some of its holdings are available on Vanguard.com®.

CONTENTS
   1    LETTER FROM THE CHAIRMAN
   7    FUND PROFILES
  14    GLOSSARY OF INVESTMENT TERMS
  16    PERFORMANCE SUMMARIES
  19    YOUR FUND'S AFTER-TAX RETURNS
  20    ABOUT YOUR FUND'S EXPENSES
  22    FINANCIAL STATEMENTS
  43    ADVANTAGES OF VANGUARD.COM

Summary

• During the first half of 2004, returns for the five Vanguard Tax-Managed Funds ranged from 1.3% to 10.1%.

• Stock returns were modest, with some sectors benefiting from increased consumer demand and others hurt by rising interest rates, which also held the bond market to a near-standstill.

• Four of the five funds outperformed their respective average peer funds during the half-year.

Want less clutter in your mailbox? Just register with Vanguard.com and opt to get fund reports online.

LETTER FROM THE CHAIRMAN

Dear Shareholder,

The stock market made modest gains during the first half of 2004, with smaller stocks continuing to hold the lead position they commanded in 2003. Returns for the Vanguard Tax-Managed Funds ranged from 1.3% for the Tax-Managed Balanced Fund to 10.1% for the Tax-Managed Small-Cap Fund over the six-month period.

With one exception, the funds outperformed their average mutual fund peers. The returns of all five funds matched or slightly exceeded the returns of their benchmark indexes.

The table on page 2 shows the total returns for the funds’ various share classes, the peer-group averages, and the benchmark indexes. The funds’ total returns are based on the changes in net asset values during the half-year plus income distributions to shareholders. The table on page 6 provides details about share prices and distributions.

STOCKS GAINED AS THE ECONOMY REBOUNDED

Stock markets worldwide showed moderate gains across the board as investors took heart from a generally positive economic environment. In the United States, corporate earnings were strong, and Wall Street boosted its earnings-growth forecasts as the economic expansion accelerated. Consumer confidence solidified during the half-year as job creation increased.

Gains were tempered, however, by a two-month period in which indicators of rising inflation rattled investors. Unrest in the Middle East and growing global demand pushed the price of crude oil past a level last seen more than 20 years earlier, during the Iran-Iraq War. But good economic news was back in the headlines in May and June, prompting a snapback for stocks.

1

--------------------------------------------------------------------------------
Total Returns                                                   Six Months Ended
                                                                   June 30, 2004
--------------------------------------------------------------------------------
Vanguard Tax-Managed Balanced Fund                                          1.3%
Balanced Composite Index*                                                    1.1
Average Balanced Fund**                                                      1.8
--------------------------------------------------------------------------------
Vanguard Tax-Managed
Growth and Income Fund
Investor Shares                                                             3.4%
Admiral Shares                                                               3.4
Institutional Shares                                                         3.4
S&P 500 Index                                                                3.4
Average Large-Cap Core Fund**                                                2.0
--------------------------------------------------------------------------------
Vanguard Tax-Managed Capital
Appreciation Fund
Investor Shares                                                             3.9%
Admiral Shares                                                               3.9
Institutional Shares                                                         3.9
Russell 1000 Index                                                           3.3
Average Multi-Cap Core Fund**                                                3.3
--------------------------------------------------------------------------------
Vanguard Tax-Managed Small-Cap Fund
Investor Shares                                                            10.1%
Institutional Shares                                                        10.1
S&P SmallCap 600 Index                                                      10.0
Average Small-Cap Core Fund**                                                7.1
--------------------------------------------------------------------------------
Vanguard Tax-Managed International Fund
Investor Shares                                                             4.9%
Institutional Shares                                                         4.8
MSCI EAFE Index                                                              4.6
Average International Fund**                                                 3.6
--------------------------------------------------------------------------------

*50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.
**Derived from data provided by Lipper Inc. For the average balanced fund, the bond component is not tax-exempt.

For the six months, the broad U.S. stock market, as measured by the Dow Jones Wilshire 5000 Composite Index, returned 3.9%. The Russell 1000 Index of mid- to large-capitalization stocks produced a 3.3% gain, while small-cap benchmarks climbed higher; the Standard & Poor’s SmallCap 600 Index, for example, returned 10.0%. Across the market-cap spectrum, value-oriented stocks (those that generally trade at below-market valuations relative to their earnings and other fundamental measures) outdistanced growth stocks (those expected to produce above-average earnings growth).

European and Pacific markets produced local-currency returns topping those of U.S. stocks. However, international stock returns were dampened somewhat for U.S.-based investors as the rebounding domestic economy and rising interest rates caused the U.S. dollar to strengthen against many currencies. (A stronger U.S. currency means that foreign returns translate into fewer dollars.) Emerging-markets returns, in the aggregate, were negative for the six-month period.

BONDS REACTED TO THE STRONGER ECONOMY

In the fixed income markets, interest rates rose across bond maturities, depressing prices. Rates stayed at historically low levels during the first half of the period, then rose sharply in April as the economy strengthened. For the six months, the yield of the benchmark 10-year U.S. Treasury note increased 33 basis points (0.33 percentage point), from

2

--------------------------------------------------------------------------------
Market Barometer                                                   Total Returns
                                                     Periods Ended June 30, 2004
                                                    ----------------------------
                                                        Six        One      Five
                                                     Months       Year    Years*
--------------------------------------------------------------------------------
Stocks
Russell 1000 Index (Large-caps)                        3.3%      19.5%     -1.6%
Russell 2000 Index (Small-caps)                         6.8       33.4       6.6
Dow Jones Wilshire 5000 Index                           3.9       21.2      -1.0
(Entire market)
MSCI All Country World Index
ex USA (International)                                  4.1       32.5       1.0
--------------------------------------------------------------------------------
Bonds
Lehman Aggregate Bond Index                            0.2%       0.3%      6.9%
(Broad taxable market)
Lehman Municipal Bond Index                            -0.7        0.8       5.9
Citigroup 3-Month Treasury Bill Index                   0.5        1.0       3.1
================================================================================
CPI
Consumer Price Index                                   2.9%       3.3%      2.7%
--------------------------------------------------------------------------------

*Annualized.

4.25% to 4.58%. At the short end of the maturity spectrum, rates climbed more sharply in anticipation of the Federal Reserve Board’s increase in its target federal funds rate. The Fed acted on June 30, lifting its target by 25 basis points, the first increase in four years. The yield of the 3-month Treasury bill, a proxy for money market rates, climbed from 0.92% at year-end 2003 to 1.26% on June 30.

As earnings growth fortified corporate balance sheets, corporate bonds became more attractive, enhancing their performance relative to Treasuries. This trend particularly benefited lesser-quality bonds; the Lehman Brothers High Yield Bond Index, a benchmark of below-investment-grade bonds, posted a six-month return of 1.4%, compared with the 0.2% return of the broad market, as measured by the Lehman Aggregate Bond Index.

OUR FUNDS’ RETURNS SPANNED A WIDE RANGE

During the past six months, the funds’ performances reflected their index-oriented character. At times, a fund’s performance can diverge from that of its benchmark because of the fund’s tax-management mandate. This objective might compel a fund to avoid stocks with unusually high dividend yields, for example.

Admiral™ Shares
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Institutional Shares
This class of shares also carries low expenses and is available for a minimum investment of $10 million.

The most conservative portfolio, the Tax-Managed Balanced Fund, provided a modest 1.3% gain, reflecting its slightly more than 50% weighting in municipal bonds. Prices in the fixed income markets retrenched during the period as interest rates began climbing

3

on increasingly strong economic news. This portfolio was the only one to lag its peer-group average. That gap would close, however, if the average peer’s after-tax return were considered. Competing funds usually invest a larger proportion of their assets in stocks and generally hold taxable bonds rather than more tax-efficient munis—boosting the average peer’s return on a pre-tax basis.

The Tax-Managed Growth and Income Fund and the Tax-Managed Capital Appreciation Fund provided returns of 3.4% and 3.9%, respectively, in line with the return of the broad stock market. The return of the larger-cap Growth and Income Fund reflected strong performance by the consumer-oriented and energy stocks in the Standard & Poor’s 500 Index, which the fund follows, as well as weakness among the index’s technology and financial stocks. The Capital Appreciation Fund’s overweighting in consumer discretionary stocks and underweighting in financial companies (which struggled in the rising interest rate environment) enhanced the fund’s return versus that of the Russell 1000 Index. These modest sector deviations from the benchmark resulted from screening out some dividend-paying stocks that would enlarge taxable distributions for the fund’s investors.

The most conservative portfolio returned 1.3%, compared with 10.1% for the most aggressive of the five portfolios.

The Tax-Managed Small-Cap Fund was the only fund that continued to enjoy appreciation on the same scale seen in the first half of 2003, with a six-month return of 10.1%. Every major sector within the fund’s benchmark, the S&P SmallCap 600 Index, enjoyed a return well in excess of the return of the broad stock market, where the performance of larger-cap companies weighs heavily. For example, the fund’s 20.2% weighting in consumer discretionary stocks returned 10.0%, as restaurants, clothing stores, and entertainment companies benefited from increased consumer spending. That return was more than double the return of the same sector within either the S&P 500 Index or the Russell 1000 Index. Other sectors producing double-digit returns included health care, materials & processing, and “other energy,” which includes companies focused on specialized aspects of oil and natural gas exploration, production, and related products and services.

The 4.9% return of the Tax-Managed International Fund’s Investor Shares reflected the fund’s 68% weighting in Europe, where markets

4

performed in line with the large-cap U.S. market, and 24% weighting in Japan, which surged ahead of other regions, largely feeding off the rapid growth in neighboring China. Japanese stocks in the fund were up about 11% for the half-year.

TAX-MANAGED FUNDS CAN BE AN ALLY

Your job as an investor is to keep as much of your investment gains as possible. The Vanguard Tax-Managed Funds can help in two ways. Our funds’ expenses are among the lowest in our industry, reducing the amount of return lost to your investment manager. We also manage the funds to minimize taxable distributions to you, reducing the portion of returns eroded by taxes. (Since inception, none of our tax-managed funds has distributed a capital gain.) The tax-managed series of funds is broad enough to allow investors to enjoy these benefits across a range of securities—small- and large-cap stocks, international stocks, and municipal bonds. Vanguard advises every investor to combine these different asset and subasset classes in proportions suited to his or her unique goals and risk tolerance.

Thank you for investing your assets with Vanguard.

Sincerely,

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JULY 21, 2004

5

-------------------------------------------------------------------------------------
Your Fund's Performance at a Glance                   December 31, 2003-June 30, 2004

                                                              Distributions Per Share
                                                              -----------------------
                                 Starting         Ending           Income     Capital
Tax-Managed Fund              Share Price    Share Price        Dividends       Gains
-------------------------------------------------------------------------------------
Balanced                           $17.72         $17.75           $0.200      $0.000
Growth and Income
Investor Shares                    $24.23         $24.89           $0.170      $0.000
Admiral Shares                      49.80          51.14            0.363       0.000
Institutional Shares                24.24          24.89            0.180       0.000
-------------------------------------------------------------------------------------
Capital Appreciation
Investor Shares                    $25.43         $26.41           $0.000      $0.000
Admiral Shares                      51.20          53.18            0.000       0.000
Institutional Shares                25.44          26.43            0.000       0.000
-------------------------------------------------------------------------------------
Small-Cap
Investor Shares                    $17.44         $19.20           $0.000      $0.000
Institutional Shares                17.47          19.23            0.000       0.000
-------------------------------------------------------------------------------------
International
Investor Shares                     $8.76          $9.19           $0.002      $0.000
Institutional Shares                 8.77           9.19            0.003       0.000
-------------------------------------------------------------------------------------

6

As of 6/30/2004

FUND PROFILES

These Profiles provide snapshots of the funds’ characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on pages 14 and 15.

TAX-MANAGED BALANCED FUND

--------------------------------------------------------------------------------
Total Fund Characteristics

Yield                                                                       2.1%
Turnover Rate                                                               16%*
Expense Ratio                                                             0.12%*
Short-Term Reserves                                                           0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Fund Volatility Measures
                                                    Composite              Broad
                                         Fund         Index**     Fund    Index†
--------------------------------------------------------------------------------
R-Squared                                0.99            1.00     0.92      1.00
Beta                                     0.99            1.00     0.44      1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Diversification (% of equity portfolio)
                                                           Comparative     Broad
                                                 Fund          Index††    Index†
--------------------------------------------------------------------------------
Auto & Transportation                              3%               2%        3%
Consumer Discretionary                             16               14        15
Consumer Staples                                    7                7         7
Financial Services                                 19               22        23
Health Care                                        15               14        13
Integrated Oils                                     4                4         4
Other Energy                                        3                2         3
Materials & Processing                              3                4         4
Producer Durables                                   5                4         4
Technology                                         16               15        14
Utilities                                           5                7         6
Other                                               4                5         4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ten Largest Stocks (% of equities)
General Electric Co.                                                        2.9%
(conglomerate)
ExxonMobil Corp.                                                             2.6
(oil)
Pfizer Inc.                                                                  2.4
(pharmaceuticals)
Microsoft Corp.                                                              2.2
(software)
Citigroup, Inc.                                                              2.2
(banking)
Intel Corp.                                                                  1.6
(electronics)
American International Group, Inc.                                           1.6
(insurance)
Cisco Systems, Inc.                                                          1.5
(computer hardware)
Bank of America Corp.                                                        1.5
(banking)
Johnson & Johnson                                                            1.5
(pharmaceuticals)
--------------------------------------------------------------------------------
Top Ten                                                                    20.0%
--------------------------------------------------------------------------------
Top Ten as % of Total Net Assets                                            9.6%
--------------------------------------------------------------------------------

“Ten Largest Stocks” excludes any temporary cash investments and equity index products.

Fund Asset Allocation

*Annualized.
**50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.
†Dow Jones Wilshire 5000 Index.
††Russell 1000 Index.

Visit our website at Vanguard.com for regularly updated fund information.

7

FUND PROFILES (CONTINUED)

--------------------------------------------------------------------------------
                                                      Comparative          Broad
                                              Fund         Index*        Index**
--------------------------------------------------------------------------------
Number of Stocks                               543            999          5,064
Median Market Cap                           $35.7B         $39.1B         $27.1B
Price/Earnings Ratio                         21.7x          20.8x          22.5x
Price/Book Ratio                              3.0x           2.9x           2.8x
Dividend Yield                                1.3%           1.7%           1.6%
Return on Equity                             20.5%          20.4%          15.7%
Earnings Growth Rate                         10.9%           8.7%           6.7%
Foreign Holdings                              0.0%           0.0%           0.9%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fixed Income Characteristics
                                                      Comparative          Broad
                                              Fund         Index†        Index††
--------------------------------------------------------------------------------
Number of Bonds                                150          5,517         48,440
Yield to Maturity                            3.42%‡            --             --
Average Coupon                                4.6%           5.2%           5.2%
Average Effective Maturity               5.6 years      6.9 years     13.4 years
Average Quality                                AA+            AA+            AA+
Average Duration                         4.6 years      5.4 years      7.9 years
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Distribution by Credit Quality (% of fixed income portfolio)

Treasury/Agency                                                               0%
AAA                                                                           76
AA                                                                            21
A                                                                              1
BAA                                                                            2
--------------------------------------------------------------------------------
Total                                                                       100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Distribution by Maturity (% of fixed income portfolio)
Under 1 Year                                                                 14%
1-5 Years                                                                     27
5-10 Years                                                                    51
10-20 Years                                                                    8
Total                                                                       100%
--------------------------------------------------------------------------------

Equity Investment Focus

Fixed Income Investment Focus

--------------------------------------------------------------------------------
Largest State Concentrations
(% of fixed income portfolio)

New York                                                                     11%
Ohio                                                                           9
California                                                                     8
Massachusetts                                                                  7
Pennsylvania                                                                   7
Texas                                                                          7
New Jersey                                                                     5
Florida                                                                        4
Michigan                                                                       4
Arizona                                                                        4
--------------------------------------------------------------------------------
Top Ten                                                                      66%
--------------------------------------------------------------------------------

 *Russell 1000 Index.
**Dow Jones Wilshire 5000 Index.
 †Lehman 7 Year Municipal Bond Index.
††Lehman Municipal Bond Index.
 ‡Before expenses.

8

TAX-MANAGED
GROWTH AND INCOME FUND

--------------------------------------------------------------------------------
Portfolio Characteristics
                                                        Comparative        Broad
                                              Fund           Index*      Index**
--------------------------------------------------------------------------------
Number of Stocks                               505              500        5,064
Median Market Cap                           $51.7B           $51.7B       $27.1B
Price/Earnings Ratio                         20.6x            20.6x        22.5x
Price/Book Ratio                              3.0x             3.0x         2.8x
Yield                                                          1.7%         1.6%
Investor Shares                               1.4%
Admiral Shares                                1.5%
Institutional Shares                          1.5%
Return on Equity                             21.0%            21.0%        15.7%
Earnings Growth Rate                          8.0%             8.0%         6.7%
Foreign Holdings                              0.0%             0.0%         0.9%
Turnover Rate                                  4%†               --           --
Expense Ratio                                                    --           --
Investor Shares                             0.15%†
Admiral Shares                              0.10%†
Institutional Shares                        0.07%†
Short-Term Reserves                             0%               --           --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Volatility Measures
                                             Comparative                   Broad
                                   Fund           Index*       Fund      Index**
--------------------------------------------------------------------------------
R-Squared                          1.00             1.00       0.99         1.00
Beta                               1.00             1.00       0.99         1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Diversification (% of portfolio)
                                                        Comparative        Broad
                                               Fund          Index*      Index**
--------------------------------------------------------------------------------
Auto & Transportation                            3%              3%           3%
Consumer Discretionary                           14              14           15
Consumer Staples                                  8               8            7
Financial Services                               21              21           23
Health Care                                      13              13           13
Integrated Oils                                   5               5            4
Other Energy                                      2               2            3
Materials & Processing                            3               3            4
Producer Durables                                 4               4            4
Technology                                       15              15           14
Utilities                                         7               7            6
Other                                             5               5            4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Ten Largest Holdings (% of total net assets)
General Electric Co.                                                        3.2%
(conglomerate)
Microsoft Corp.                                                              2.9
(software)
ExxonMobil Corp.                                                             2.7
(oil)
Pfizer Inc.                                                                  2.5
(pharmaceuticals)
Citigroup, Inc.                                                              2.3
(banking)
Wal-Mart Stores, Inc.                                                        2.1
(retail)
American International Group, Inc.                                           1.7
(insurance)
Intel Corp.                                                                  1.7
(electronics)
Bank of America Corp.                                                        1.6
(banking)
Johnson & Johnson                                                            1.6
(pharmaceuticals)
--------------------------------------------------------------------------------
Top Ten                                                                    22.3%
--------------------------------------------------------------------------------

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

 *S&P 500 Index.
**Dow Jones Wilshire 5000 Index.
 †Annualized.

Visit our website at Vanguard.com for regularly updated fund information.

9

FUND PROFILES (CONTINUED)

TAX-MANAGED
CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
Portfolio Characteristics
                                                       Comparative         Broad
                                            Fund            Index*       Index**
--------------------------------------------------------------------------------
Number of Stocks                             544               999         5,064
Median Market Cap                         $33.0B            $39.1B        $27.1B
Price/Earnings Ratio                       22.0x             20.8x         22.5x
Price/Book Ratio                            3.0x              2.9x          2.8x
Yield                                                         1.7%          1.6%
Investor Shares                             1.1%
Admiral Shares                              1.1%
Institutional Shares                        1.2%
Return on Equity                           20.3%             20.4%         15.7%
Earnings Growth Rate                       10.9%              8.7%          6.7%
Foreign Holdings                            0.0%              0.0%          0.9%
Turnover Rate                                5%†                --            --
Expense Ratio                                                   --            --
Investor Shares                           0.15%†
Admiral Shares                            0.10%†
Institutional Shares                      0.07%†
Short-Term Reserves                           0%                --            --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Volatility Measures
                                           Comparative                     Broad
                                   Fund         Index*        Fund       Index**
--------------------------------------------------------------------------------
R-Squared                          0.99           1.00        0.99          1.00
Beta                               1.08           1.00        1.08          1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Diversification (% of portfolio)
                                                       Comparative         Broad
                                             Fund           Index*       Index**
Auto & Transportation                          2%               2%            3%
Consumer Discretionary                         17               14            15
Consumer Staples                                6                7             7
Financial Services                             19               22            23
Health Care                                    15               14            13
Integrated Oils                                 4                4             4
Other Energy                                    3                2             3
Materials & Processing                          3                4             4
Producer Durables                               5                4             4
Technology                                     17               15            14
Utilities                                       5                7             6
Other                                           4                5             4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ten Largest Holdings (% of total net assets)
General Electric Co.                                                        2.8%
(conglomerate)
ExxonMobil Corp.                                                             2.5
(oil)
Pfizer Inc.                                                                  2.4
(pharmaceuticals)
Microsoft Corp.                                                              2.1
(software)
Citigroup, Inc.                                                              2.1
(banking)
Intel Corp.                                                                  1.6
(electronics)
American International Group, Inc.                                           1.5
(insurance)
Cisco Systems, Inc.                                                          1.5
(computer hardware)
Johnson & Johnson                                                            1.5
(pharmaceuticals)
Bank of America Corp.                                                        1.4
(banking)
--------------------------------------------------------------------------------
Top Ten                                                                    19.4%
--------------------------------------------------------------------------------

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

 *Russell 1000 Index.
**Dow Jones Wilshire 5000 Index.
 †Annualized.

10

TAX-MANAGED SMALL-CAP FUND

--------------------------------------------------------------------------------
Portfolio Characteristics
                                                        Comparative        Broad
                                                Fund         Index*      Index**
--------------------------------------------------------------------------------
Number of Stocks                                 604            600        5,064
Median Market Cap                              $1.0B          $1.0B       $27.1B
Price/Earnings Ratio                           25.2x          25.3x        22.5x
Price/Book Ratio                                2.3x           2.3x         2.8x
Yield                                                          0.8%         1.6%
Investor Shares                                 0.7%
Institutional Shares                            0.8%
Return on Equity                               13.3%          13.2%        15.7%
Earnings Growth Rate                           10.8%          10.7%         6.7%
Foreign Holdings                                0.0%           0.0%         0.9%
Turnover Rate                                   24%†             --           --
Expense Ratio                                                    --           --
Investor Shares                               0.15%†
Institutional Shares                          0.10%†
Short-Term Reserves                               0%             --           --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Volatility Measures
                                            Comparative                    Broad
                                   Fund          Index*        Fund      Index**
--------------------------------------------------------------------------------
R-Squared                          1.00            1.00        0.73         1.00
Beta                               0.99            1.00        0.98         1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Diversification (% of portfolio)
                                                        Comparative        Broad
                                               Fund          Index*      Index**
Auto & Transportation                            5%              5%           3%
Consumer Discretionary                           20              20           15
Consumer Staples                                  3               3            7
Financial Services                               16              16           23
Health Care                                      12              13           13
Integrated Oils                                   0               0            4
Other Energy                                      6               5            3
Materials & Processing                           12              12            4
Producer Durables                                12              12            4
Technology                                       10              10           14
Utilities                                         4               4            6
Other                                             0               0            4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ten Largest Holdings (% of total net assets)
NVR, Inc.                                                                   0.7%
(real estate)
Urban Outfitters, Inc.                                                       0.5
(retail)
The Timken Co.                                                               0.5
(industrial manufacturing)
Medicis Pharmaceutical Corp.                                                 0.5
(pharmaceuticals)
IDEXX Laboratories Corp.                                                     0.5
(pharmaceuticals)
Massey Energy Co.                                                            0.5
(metals & mining)
Patina Oil & Gas Corp.                                                       0.4
(energy and utilities)
Cooper Cos., Inc.                                                            0.4
(health care)
Roper Industries Inc.                                                        0.4
(industrial manufacturing)
MDC Holdings, Inc.                                                           0.4
(construction)
--------------------------------------------------------------------------------
Top Ten                                                                     4.8%
--------------------------------------------------------------------------------

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

 *S&P SmallCap 600 Index.
**Dow Jones Wilshire 5000 Index.
 †Annualized.

Visit our website at Vanguard.com for regularly updated fund information.

11

FUND PROFILES (CONTINUED)

TAX-MANAGED INTERNATIONAL FUND

--------------------------------------------------------------------------------
Portfolio Characteristics
                                                      Comparative          Broad
                                             Fund          Index*        Index**
--------------------------------------------------------------------------------
Number of Stocks                            1,067           1,072          1,885
Turnover Rate                                 5%†              --             --
Expense Ratio                                                  --             --
Investor Shares                            0.23%†
Institutional Shares                       0.15%†
Short-Term Reserves                            0%              --             --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Volatility Measures
                                            Comparative                    Broad
                                   Fund          Index*      Fund        Index**
--------------------------------------------------------------------------------
R-Squared                          1.00            1.00      0.99           1.00
Beta                               1.01            1.00      1.00           1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Diversification (% of portfolio)
                                                      Comparative          Broad
                                             Fund          Index*        Index**
--------------------------------------------------------------------------------
Consumer Discretionary                        14%             14%            13%
Consumer Staples                                9               9              8
Energy                                          8               8              9
Financials                                     26              26             26
Health Care                                     8               8              8
Industrials                                     9               9              9
Information Technology                          7               7              8
Materials                                       7               7              8
Telecommunication Services                      7               7              7
Utilities                                       5               5              4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ten Largest Holdings (% of total net assets)
BP PLC                                                                      2.4%
(oil)
HSBC Holdings PLC                                                            2.1
(banking)
Vodafone Group PLC                                                           1.9
(celluar communications)
GlaxoSmithKline PLC                                                          1.5
(pharmaceuticals)
Toyota Motor Corp.                                                           1.5
(automobiles)
Total SA                                                                     1.4
(integrated oils)
Nestle SA (Registered)                                                       1.4
(food, beverage, and tobacco)
Royal Dutch Petroleum Co.                                                    1.4
(energy)
Novartis AG (Registered)                                                     1.3
(pharmaceuticals)
Royal Bank of Scotland Group PLC                                             1.1
(banking)
--------------------------------------------------------------------------------
Top Ten                                                                    16.0%
--------------------------------------------------------------------------------

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Fund Allocation by Region

 *MSCI EAFE Index.
**MSCI All Country World Index ex USA.
 †Annualized.

12

--------------------------------------------------------------------------------
Country Diversification (% of portfolio)
                                                     Comparative           Broad
                                        Fund              Index*         Index**
--------------------------------------------------------------------------------
EUROPE
United Kingdom                           25%                 25%             21%
France                                     9                   9               8
Switzerland                                7                   7               6
Germany                                    7                   7               6
Netherlands                                5                   5               4
Italy                                      4                   4               3
Spain                                      4                   4               3
Sweden                                     2                   2               2
Finland                                    1                   1               1
Belgium                                    1                   1               1
Denmark                                    1                   1               1
Ireland                                    1                   1               1
Norway                                     1                   1               1
--------------------------------------------------------------------------------
Subtotal                                 68%                 68%             58%
--------------------------------------------------------------------------------
PACIFIC
Japan                                    24%                 24%             20%
Australia                                  5                   5               4
Hong Kong                                  2                   2               1
Singapore                                  1                   1               1
--------------------------------------------------------------------------------
Subtotal                                 32%                 32%             26%
--------------------------------------------------------------------------------
EMERGING MARKETS
Combined                                  0%                  --             11%
--------------------------------------------------------------------------------
NORTH AMERICA
Canada                                    0%                  0%              5%
--------------------------------------------------------------------------------
Total                                   100%                100%            100%
--------------------------------------------------------------------------------

*MSCI EAFE Index.
**MSCI All Country World Index ex USA.

Visit our website at Vanguard.com for regularly updated fund information.

13

GLOSSARY OF INVESTMENT TERMS

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Largest State Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

14

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors).

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

15

As of 6/30/2004

PERFORMANCE SUMMARIES

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For the performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

TAX-MANAGED BALANCED FUND

 *50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.
**Six months ended June 30, 2004.
Note: See Financial Highlights table on page 27 for dividend and capital gains information.

--------------------------------------------------------------------------------------
Average Annual Total Returns for periods ended June 30, 2004
                                                                  Since Inception
                                            One     Five   ---------------------------
                         Inception Date    Year    Years   Capital     Income    Total
--------------------------------------------------------------------------------------
Tax-Managed Balanced Fund      9/6/1994   9.38%    2.78%     6.00%      2.82%    8.82%
Fee-Adjusted Returns*                      8.32     2.78      6.00       2.82     8.82
--------------------------------------------------------------------------------------

*Reflective of the 2% fee assessed on redemptions of shares held in the fund for less than one year and the 1% fee assessed on redemptions of shares held in the fund for at least one year but less than five years.

16

TAX-MANAGED GROWTH AND INCOME FUND

*Six months ended June 30, 2004.
Note: See Financial Highlights table on pages 28–30 for dividend and capital gains information.

TAX-MANAGED CAPITAL APPRECIATION FUND

*Six months ended June 30, 2004.
Note: See Financial Highlights table on pages 31–33 for dividend and capital gains information.

----------------------------------------------------------------------------------------------
Average Annual Total Returns for periods ended June 30, 2004
                                                                           Since Inception
                                                        One    Five  --------------------------
                                     Inception Date    Year   Years  Capital    Income    Total
Tax-Managed Growth and Income Fund
Investor Shares                            9/6/1994  19.04%  -2.16%    9.70%     1.65%   11.35%
Fee-Adjusted Returns*                                 17.86   -2.16     9.70      1.65    11.35
Admiral Shares                           11/12/2001   19.07  2.56**       --        --       --
Fee-Adjusted Returns*                                 17.90  2.18**       --        --       --
Institutional Shares                       3/4/1999   19.14   -2.07    -1.51      1.42    -0.09
Fee-Adjusted Returns*                                 17.96   -2.07    -1.51      1.42    -0.09
Tax-Managed Capital Appreciation Fund
Investor Shares                            9/6/1994  20.69%  -1.65%   10.36%     0.70%   11.06%
Fee-Adjusted Returns*                                 19.50   -1.65    10.36      0.70    11.06
Admiral Shares                           11/12/2001   20.79  3.46**       --        --       --
Fee-Adjusted Returns*                                 19.60  3.08**       --        --       --
Institutional Shares                      2/24/1999   20.82   -1.56     0.08      0.72     0.80
Fee-Adjusted Returns*                                 19.62   -1.56     0.08      0.72     0.80
-----------------------------------------------------------------------------------------------

*Reflective of the 2% fee assessed on redemptions of shares held in the fund for less than one year and the 1% fee assessed on redemptions of shares held in the fund for at least one year but less than five years.
**Return since inception.

17

PERFORMANCE SUMMARIES (CONTINUED)

TAX-MANAGED SMALL-CAP FUND

*Six months ended June 30, 2004.
Note: See Financial Highlights table on pages 34 and 35 for dividend and capital gains information.

TAX-MANAGED INTERNATIONAL FUND

*Six months ended June 30, 2004.
Note: See Financial Highlights table on pages 36 and 37 for dividend and capital gains information.

---------------------------------------------------------------------------------------------
Average Annual Total Returns for periods ended June 30, 2004
                                                                         Since Inception
                                                   One       Five   -------------------------
                              Inception Date      Year      Years   Capital    Income   Total
---------------------------------------------------------------------------------------------
Tax-Managed Small-Cap Fund
Investor Shares                    3/25/1999    35.20%     10.91%    13.12%     0.63%  13.75%
Fee-Adjusted Returns*                            33.86      10.91     13.12      0.63   13.75
Institutional Shares               4/21/1999     35.26      11.00     11.83      0.68   12.51
Fee-Adjusted Returns*                            33.92      11.00     11.83      0.68   12.51
---------------------------------------------------------------------------------------------
Tax-Managed International Fund
Investor Shares                    8/17/1999    32.90%   -0.29%**        --        --      --
Fee-Adjusted Returns*                            31.59    -0.48**        --        --      --
Institutional Shares                1/4/2001     33.02    -1.09**        --        --      --
Fee-Adjusted Returns*                            31.71    -1.36**        --        --      --
---------------------------------------------------------------------------------------------

*Reflective of the 2% fee assessed on redemptions of shares held in the fund for less than one year and the 1% fee assessed on redemptions of shares held in the fund for at least one year but less than five years.
**Return since inception.

18

YOUR FUND’S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income (including qualified dividend income) and short-term capital gains that became effective as of January 1, 2003, and on long-term capital gains realized on or after May 6, 2003. To calculate qualified dividend income, we used actual 2003 figures and estimates for 2004. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not indicate how it will perform in the future.

----------------------------------------------------------------------------------------------
Average Annual Total Returns*                                      Periods Ended June 30, 2004
                                                                                         Since
                                                            One Year   Five Years  Inception**
                                                            ----------------------------------
Tax-Managed Balanced Fund
Returns Before Taxes                                           8.32%        2.78%        8.82%
Returns After Taxes on Distributions                            8.18         2.65         8.67
Returns After Taxes on Distributions and Sale of Fund Shares    6.22         2.62         8.04
----------------------------------------------------------------------------------------------
Tax-Managed Growth and Income Fund
Returns Before Taxes                                          17.86%       -2.16%       11.35%
Returns After Taxes on Distributions                           17.58        -2.56        10.76
Returns After Taxes on Distributions and Sale of Fund Shares   11.95        -2.04         9.77
----------------------------------------------------------------------------------------------
Tax-Managed Capital Appreciation Fund
Returns Before Taxes                                          19.50%       -1.65%       11.06%
Returns After Taxes on Distributions                           19.33        -1.87        10.81
Returns After Taxes on Distributions and Sale of Fund Shares   12.88        -1.52         9.75
----------------------------------------------------------------------------------------------
Tax-Managed Small-Cap Fund
Returns Before Taxes                                          33.86%       10.91%       13.75%
Returns After Taxes on Distributions                           33.73        10.69        13.53
Returns After Taxes on Distributions and Sale of Fund Shares   22.15         9.38        11.96
----------------------------------------------------------------------------------------------
Tax-Managed International Fund
Returns Before Taxes                                          31.59%     -0.48%**
Returns After Taxes on Distributions                           31.43      -0.85**
Returns After Taxes on Distributions and Sale of Fund Shares   21.14      -0.58**
----------------------------------------------------------------------------------------------

*All fund returns are adjusted to reflect fees. Each of the Vanguard Tax-Managed Funds assesses a 2% fee on redemptions of shares held in the fund for less than one year and a 1% fee on redemptions of shares held in the fund for at least one year but less than five years.
**Inception dates are September 6, 1994, for the Tax-Managed Balanced, Tax-Managed Growth and Income, and Tax-Managed Capital Appreciation Funds; March 25, 1999, for the Tax-Managed Small-Cap Fund; and August 17, 1999, for the Tax-Managed International Fund.

19

ABOUT YOUR FUND’S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

--------------------------------------------------------------------------------
Six Months Ended June 30, 2004
                                      Beginning           Ending        Expenses
                                  Account Value    Account Value     Paid During
Tax-Managed Fund                     12/31/2003        6/30/2004         Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return
Balanced Fund                            $1,000           $1,013           $0.60
--------------------------------------------------------------------------------
Growth and Income Fund
Investor Shares                          $1,000           $1,034           $0.75
Admiral Shares                           $1,000           $1,034           $0.48
Institutional Shares                     $1,000           $1,034           $0.34
--------------------------------------------------------------------------------
Capital Appreciation Fund
Investor Shares                          $1,000           $1,039           $0.74
Admiral Shares                           $1,000           $1,039           $0.48
Institutional Shares                     $1,000           $1,039           $0.34
--------------------------------------------------------------------------------
Small-Cap Fund
Investor Shares                          $1,000           $1,101           $0.76
Institutional Shares                     $1,000           $1,101           $0.50
International Fund
Investor Shares                          $1,000           $1,049           $1.16
Institutional Shares                     $1,000           $1,048           $0.76
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return
Balanced Fund                            $1,000           $1,049           $0.61
--------------------------------------------------------------------------------
Growth and Income Fund
Investor Shares                          $1,000           $1,049           $0.75
Admiral Shares                           $1,000           $1,050           $0.48
Institutional Shares                     $1,000           $1,050           $0.34
--------------------------------------------------------------------------------
Capital Appreciation Fund
Investor Shares                          $1,000           $1,049           $0.74
Admiral Shares                           $1,000           $1,050           $0.48
Institutional Shares                     $1,000           $1,050           $0.34
--------------------------------------------------------------------------------
Small-Cap Fund
Investor Shares                          $1,000           $1,049           $0.74
Institutional Shares                     $1,000           $1,050           $0.48
--------------------------------------------------------------------------------
International Fund
Investor Shares                          $1,000           $1,049           $1.16
Institutional Shares                     $1,000           $1,049           $0.76
--------------------------------------------------------------------------------

*Expenses are equal to the fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

The adjacent table illustrates your fund’s costs in two ways:

•Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

20

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

--------------------------------------------------------------------------------
Annualized Expense Ratios:
Your fund compared with its peer group
                                                                            Peer
Tax-Managed Fund                                                  Fund    Group*
--------------------------------------------------------------------------------
Balanced                                                         0.12%     1.35%
--------------------------------------------------------------------------------
Growth and Income
Investor Shares                                                  0.15%     1.44%
Admiral Shares                                                    0.10        --
Institutional Shares                                              0.07        --
--------------------------------------------------------------------------------
Capital Appreciation
Investor Shares                                                  0.15%     1.44%
Admiral Shares                                                    0.10        --
Institutional Shares                                              0.07        --
--------------------------------------------------------------------------------
Small-Cap
Investor Shares                                                  0.15%     1.78%
Institutional Shares                                              0.10        --
--------------------------------------------------------------------------------
International
Investor Shares                                                  0.23%     1.76%
Institutional Shares                                              0.15        --
--------------------------------------------------------------------------------

*Peer groups are: for the Tax-Managed Balanced Fund, the Average Balanced Fund; for the Tax-Managed Growth and Income Fund, the Average Large-Cap Core Fund; for the Tax-Managed Capital Appreciation Fund, the Average Multi-Cap Core Fund; for the Tax-Managed Small-Cap Fund, the Average Small-Cap Core Fund; for the Tax Managed International Fund, the Average International Fund. Peer expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2003.

Please note that the expenses shown are meant to highlight and help you compare ongoing costs only; they do not include low-balance fees, account maintenance fees, or the transaction fees on redemptions. These fees are described fully in the prospectus; they also are noted on the Performance Summary pages in this report. If the fees were applied to your account, your costs would be higher. The funds do not carry “sales loads.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

21

As of 6/30/2004

FINANCIAL STATEMENTS (UNAUDITED)

The Statement of Net Assets—an integral part of the Financial Statements for each of the Vanguard Tax-Managed Funds—is included as an insert to this report.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

------------------------------------------------------------------------------------------
                                                                 Tax-Managed Balanced Fund
                                                            Six Months Ended June 30, 2004
                                                                                     (000)
------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
Dividends                                                                         $ 1,590
Interest                                                                            5,243
Security Lending                                                                        2
------------------------------------------------------------------------------------------
Total Income                                                                        6,835
------------------------------------------------------------------------------------------
Expenses
The Vanguard Group--Note B
Investment Advisory Services                                                           54
Management and Administrative                                                         213
Marketing and Distribution                                                             30
Custodian Fees                                                                          4
Shareholders' Reports                                                                   6
------------------------------------------------------------------------------------------
Total Expenses                                                                        307
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                               6,528
------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD                                871
------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES         (1,084)
------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ 6,315
------------------------------------------------------------------------------------------

22

---------------------------------------------------------------------------------------------
                                     Tax-Managed    Tax-Managed
                                      Growth and        Capital    Tax-Managed    Tax-Managed
                                          Income   Appreciation      Small-Cap  International
                                            Fund           Fund           Fund           Fund
                                     --------------------------------------------------------
                                                   Six Months Ended June 30, 2004
---------------------------------------------------------------------------------------------
                                           (000)          (000)          (000)          (000)
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
Dividends*                               $19,565       $ 17,179        $ 4,641        $12,045
Interest                                      10              9              6             11
Security Lending                               7             62            109             34
---------------------------------------------------------------------------------------------
Total Income                              19,582         17,250          4,756         12,090
---------------------------------------------------------------------------------------------
Expenses
The Vanguard Group--Note B
Investment Advisory Services                  37             37             37             37
Management and Administrative
Investor Shares                              855            961            615            296
Admiral Shares                               324            478             --             --
Institutional Shares                          62             25              6             15
Marketing and Distribution
Investor Shares                               72             80             54             33
Admiral Shares                                41             59             --             --
Institutional Shares                          15              6              1              6
Custodian Fees                                27              5              9            367
Shareholders' Reports
Investor Shares                               27             17              6              3
Admiral Shares                                 1              2             --             --
Institutional Shares                          --             --             --             --
Trustees' Fees and Expenses                    1              1             --             --
---------------------------------------------------------------------------------------------
Total Expenses                             1,462          1,671            728            757
---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                     18,120         15,579          4,028         11,333
---------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
Investment Securities Sold                 2,163         13,752         42,559        (3,497)
Foreign Currencies                            --             --             --            324
---------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                   2,163         13,752         42,559        (3,173)
---------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)
Investment Securities                     60,282         74,740         51,401         23,608
Foreign Currencies                            --             --             --           (95)
---------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)                            60,282         74,740         51,401         23,513
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                $80,565       $104,071        $97,988        $31,673
=============================================================================================

*Dividends for the Tax-Managed International Fund are net of foreign withholding taxes of $1,523,000.

23

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund’s net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

-----------------------------------------------------------------------------------------------
                                            Tax-Managed                    Tax-Managed
                                           Balanced Fund             Growth and Income Fund
                                     ---------------------------  -----------------------------
                                        Six Months           Year     Six Months           Year
                                             Ended          Ended          Ended          Ended
                                     June 30, 2004  Dec. 31, 2003  June 30, 2004  Dec. 31, 2003
                                             (000)          (000)          (000)          (000)
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income                      $ 6,528       $ 11,570       $ 18,120   $     32,630
Realized Net Gain (Loss)                       871        (8,560)          2,163       (37,853)
Change in Unrealized
  Appreciation (Depreciation)              (1,084)         68,158         60,282        513,100
-----------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
Resulting from Operations                    6,315         71,168         80,565        507,877
-----------------------------------------------------------------------------------------------
Distributions
Net Investment Income
Investor Shares                            (5,811)       (12,021)        (9,221)       (18,634)
Admiral Shares                                  --             --        (5,995)       (10,596)
Institutional Shares                            --             --        (1,840)        (3,149)
Realized Capital Gain
Investor Shares                                 --             --             --             --
Admiral Shares                                  --             --             --             --
Institutional Shares                            --             --             --             --
-----------------------------------------------------------------------------------------------
Total Distributions                        (5,811)       (12,021)       (17,056)       (32,379)
-----------------------------------------------------------------------------------------------
Capital Share Transactions--Note F
Investor Shares                             23,813         23,416        (5,671)       (35,229)
Admiral Shares                                  --             --         64,153        105,703
Institutional Shares                            --             --         26,350          5,492
-----------------------------------------------------------------------------------------------
Net Increase (Decrease) from
Capital Share Transactions                  23,813         23,416         84,832         75,966
-----------------------------------------------------------------------------------------------
Total Increase (Decrease)                   24,317         82,563        148,341        551,464
-----------------------------------------------------------------------------------------------
Net Assets
Beginning of Period                        498,283        415,720      2,314,012      1,762,548
-----------------------------------------------------------------------------------------------
End of Period                             $522,600       $498,283     $2,462,353     $2,314,012
===============================================================================================

24

-----------------------------------------------------------------------------------------------
                                             Tax-Managed                     Tax-Managed
                                     Capital Appreciation Fund             Small-Cap Fund
                                    ----------------------------   ----------------------------
                                        Six Months           Year     Six Months           Year
                                             Ended          Ended          Ended          Ended
                                     June 30, 2004  Dec. 31, 2003  June 30, 2004  Dec. 31, 2003
                                             (000)          (000)          (000)          (000)
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income                    $  15,579       $ 25,456      $   4,028        $ 5,743
Realized Net Gain (Loss)                    13,752      (163,709)         42,559       (20,076)
Change in Unrealized
  Appreciation (Depreciation)               74,740        779,669         51,401        266,346
-----------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
Resulting from Operations                  104,071        641,416         97,988        252,013
-----------------------------------------------------------------------------------------------
Distributions
Net Investment Income
Investor Shares                                 --       (13,637)             --        (5,737)
Admiral Shares                                  --       (10,861)             --             --
Institutional Shares                            --        (1,042)             --           (80)
Realized Capital Gain
Investor Shares                                 --             --             --             --
Admiral Shares                                  --             --             --             --
Institutional Shares                            --             --             --             --
-----------------------------------------------------------------------------------------------
Total Distributions                             --       (25,540)             --        (5,817)
-----------------------------------------------------------------------------------------------
Capital Share Transactions--Note F
Investor Shares                              1,401       (32,762)         51,607         88,797
Admiral Shares                              90,938        118,814             --             --
Institutional Shares                      (12,304)       (30,325)          3,452       (24,074)
-----------------------------------------------------------------------------------------------
Net Increase (Decrease) from
Capital Share Transactions                  80,035         55,727         55,059         64,723
-----------------------------------------------------------------------------------------------
Total Increase (Decrease)                  184,106        671,603        153,047        310,919
-----------------------------------------------------------------------------------------------
Net Assets
Beginning of Period                      2,672,738      2,001,135        941,624        630,705
-----------------------------------------------------------------------------------------------
End of Period                           $2,856,844     $2,672,738     $1,094,671       $941,624
===============================================================================================

25

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

------------------------------------------------------------------------------------------
                                                                       Tax-Managed
                                                                   International Fund
                                                              ----------------------------
                                                                 Six Months           Year
                                                                      Ended          Ended
                                                              June 30, 2004  Dec. 31, 2003
                                                                      (000)          (000)
------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income                                              $ 11,333       $ 10,404
Realized Net Gain (Loss)                                            (3,173)       (13,909)
Change in Unrealized Appreciation (Depreciation)                     23,513        160,754
------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations      31,673        157,249
------------------------------------------------------------------------------------------
Distributions
Net Investment Income
Investor Shares                                                       (138)        (8,724)
Institutional Shares                                                   (43)        (1,434)
Realized Capital Gain
Investor Shares                                                          --             --
Institutional Shares                                                     --             --
------------------------------------------------------------------------------------------
Total Distributions                                                   (181)       (10,158)
------------------------------------------------------------------------------------------
Capital Share Transactions--Note F
Investor Shares                                                     105,290         52,530
Institutional Shares                                                 17,863         35,424
------------------------------------------------------------------------------------------
Net Increase (Decrease) from
Capital Share Transactions                                          123,153         87,954
------------------------------------------------------------------------------------------
Total Increase (Decrease)                                           154,645        235,045
------------------------------------------------------------------------------------------
Net Assets
Beginning of Period                                                 615,943        380,898
------------------------------------------------------------------------------------------
End of Period                                                      $770,588       $615,943
==========================================================================================

26

FINANCIAL HIGHLIGHTS

This table summarizes each fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

Tax-Managed Balanced Fund

-----------------------------------------------------------------------------------------------
                                       Six Months Ended           Year Ended December 31,
                                               June 30,  --------------------------------------
For a Share Outstanding Throughout Each Period     2004    2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $17.72  $15.54  $17.18  $18.30  $18.87  $16.74
-----------------------------------------------------------------------------------------------
Investment Operations
Net Investment Income                               .23     .42     .44     .46     .48     .43
Net Realized and Unrealized Gain (Loss)
on Investments*                                      --    2.20  (1.65)  (1.12)   (.56)    2.13
-----------------------------------------------------------------------------------------------
Total from Investment Operations                    .23    2.62  (1.21)   (.66)   (.08)    2.56
-----------------------------------------------------------------------------------------------
Distributions
Dividends from Net Investment Income**            (.20)   (.44)   (.43)   (.46)   (.49)   (.43)
Distributions from Realized Capital Gains            --      --      --      --      --      --
-----------------------------------------------------------------------------------------------
Total Distributions                               (.20)   (.44)   (.43)   (.46)   (.49)   (.43)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $17.75  $17.72  $15.54  $17.18  $18.30  $18.87
===============================================================================================

Total Return†                                     1.30%  17.05%  -7.07%  -3.54%  -0.50%  15.49%
===============================================================================================

Ratios/Supplemental Data
Net Assets, End of Period (Millions)               $523    $498    $416    $419    $400    $330
Ratio of Total Expenses to Average Net Assets   0.12%††   0.17%   0.18%   0.19%   0.20%   0.20%
Ratio of Net Investment Income to
Average Net Assets                              2.55%††   2.58%   2.69%   2.64%   2.61%   2.52%
Portfolio Turnover Rate                           16%††     16%     24%     21%     15%     13%
===============================================================================================

*Includes increases from redemption fees of $.01, $.01, $.01, $.01, $.01, and $.01.
**Nontaxable dividends represent 77%, 77%, 82%, 87%, 92%, and 90% of dividends from net investment income.
†Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
††Annualized.

27

FINANCIAL HIGHLIGHTS (CONTINUED)

Tax-Managed Growth and Income Fund Investor Shares

-----------------------------------------------------------------------------------------------
                                      Six Months Ended          Year Ended December 31,
                                              June 30,   --------------------------------------
For a Share Outstanding Throughout Each Period    2004     2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $24.23   $19.15  $24.93  $28.66  $31.81  $26.55
-----------------------------------------------------------------------------------------------
Investment Operations
Net Investment Income                              .18      .34    .313    .294    .295    .307
Net Realized and Unrealized Gain (Loss)
on Investments*                                    .65     5.08 (5.768) (3.725) (3.148)   5.267
-----------------------------------------------------------------------------------------------
Total from Investment Operations                   .83     5.42 (5.455) (3.431) (2.853)   5.574
-----------------------------------------------------------------------------------------------
Distributions
Dividends from Net Investment Income             (.17)    (.34)  (.325)  (.299)  (.297)  (.314)
Distributions from Realized Capital Gains           --       --      --      --      --      --
-----------------------------------------------------------------------------------------------
Total Distributions                              (.17)    (.34)  (.325)  (.299)  (.297)  (.314)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $24.89   $24.23  $19.15  $24.93  $28.66  $31.81
===============================================================================================

Total Return**                                   3.44%   28.53% -21.95% -11.93%  -9.03%  21.12%
===============================================================================================
Ratios/Supplemental Data
Net Assets, End of Period (Millions)            $1,350   $1,321  $1,077  $1,606  $2,320  $2,240
Ratio of Total Expenses to Average Net Assets   0.15%†    0.17%   0.17%   0.18%   0.19%   0.19%
Ratio of Net Investment Income to
  Average Net Assets                            1.48%†    1.63%   1.44%   1.13%   0.96%   1.11%
Portfolio Turnover Rate                            4%†       5%      9%      5%      5%      4%
===============================================================================================

*Includes increases from redemption fees of $.00, $.01, $.03, $.02, $.02, and $.01.
**Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
†Annualized.

28

Tax-Managed Growth and Income Fund Admiral Shares

-------------------------------------------------------------------------------------------
                                                                   Year Ended
                                               Six Months Ended    December 31,  Nov.12* to
                                                       June 30,  ----------------  Dec. 31,
For a Share Outstanding Throughout Each Period             2004    2003      2002      2001
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $49.80  $39.35    $51.24    $50.00
-------------------------------------------------------------------------------------------
Investment Operations
Net Investment Income                                      .388    .733      .673      .087
Net Realized and Unrealized Gain (Loss) on Investments**  1.315  10.443  (11.870)     1.348
-------------------------------------------------------------------------------------------
Total from Investment Operations                          1.703  11.176  (11.197)     1.435
-------------------------------------------------------------------------------------------
Distributions
Dividends from Net Investment Income                     (.363)  (.726)    (.693)    (.195)
Distributions from Realized Capital Gains                    --      --        --        --
-------------------------------------------------------------------------------------------
Total Distributions                                      (.363)  (.726)    (.693)    (.195)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $51.14  $49.80    $39.35    $51.24
===========================================================================================

Total Return†                                             3.43%  28.64%   -21.92%     2.87%
===========================================================================================

Ratios/Supplemental Data
Net Assets, End of Period (Millions)                       $863    $777      $520      $505
Ratio of Total Expenses to Average Net Assets           0.10%††   0.11%     0.11%   0.14%††
Ratio of Net Investment Income to Average Net Assets    1.54%††   1.69%     1.52%   1.26%††
Portfolio Turnover Rate                                    4%††      5%        9%        5%
===========================================================================================

*Inception.
**Includes increases from redemption fees of $.01, $.02, $.05, and $.03.
†Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
††Annualized.

29

FINANCIAL HIGHLIGHTS (CONTINUED)

Tax-Managed Growth and Income Fund Institutional Shares

-----------------------------------------------------------------------------------------------
                                 Six Months Ended      Year Ended December 31,       Mar. 4* to
For a Share Outstanding Throughout       June 30,  ---------------------------------   Dec. 31,
  Each Period                                2004    2003     2002     2001     2000       1999
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $24.24  $19.15   $24.93   $28.66   $31.81     $26.99
-----------------------------------------------------------------------------------------------
Investment Operations
Net Investment Income                         .18    .369     .331     .319     .319       .274
Net Realized and Unrealized Gain (Loss)
on Investments**                              .65   5.080  (5.768)  (3.725)  (3.148)      4.882
-----------------------------------------------------------------------------------------------
Total from Investment Operations              .83   5.449  (5.437)  (3.406)  (2.829)      5.156
-----------------------------------------------------------------------------------------------
Distributions
Dividends from Net Investment Income        (.18)  (.359)   (.343)   (.324)   (.321)     (.336)
Distributions from Realized Capital Gains      --      --       --       --       --         --
-----------------------------------------------------------------------------------------------
Total Distributions                         (.18)  (.359)   (.343)   (.324)   (.321)     (.336)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $24.89  $24.24   $19.15   $24.93   $28.66     $31.81
===============================================================================================

Total Return†                               3.44%  28.69%  -21.88%  -11.84%   -8.96%     19.23%
===============================================================================================

Ratios/Supplemental Data
Net Assets, End of Period (Millions)         $249    $217     $167     $158      $95       $108
Ratio of Total Expenses to
  Average Net Assets                      0.07%††   0.08%    0.08%    0.08%    0.11%    0.10%††
Ratio of Net Investment Income to
Average Net Assets                        1.56%††   1.72%    1.54%    1.25%    1.04%    1.18%††
Portfolio Turnover Rate                      4%††      5%       9%       5%       5%         4%
===============================================================================================

*Inception.
**Includes increases from redemption fees of $.00, $.01, $.03, $.02, $.02, and $.01.
†Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
††Annualized.

30

Tax-Managed Capital Appreciation Fund Investor Shares

------------------------------------------------------------------------------------------------
                                     Six Months Ended             Year Ended December 31,
                                             June 30,  -----------------------------------------
For a Share Outstanding Throughout Each Period   2004    2003     2002     2001     2000    1999
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $25.43  $19.49   $25.73   $30.59   $34.17  $25.69
------------------------------------------------------------------------------------------------
Investment Operations
Net Investment Income                             .14    .238     .196     .164     .117    .117
Net Realized and Unrealized Gain (Loss)
on Investments*                                   .84   5.940  (6.231)  (4.854)  (3.578)   8.487
------------------------------------------------------------------------------------------------
Total from Investment Operations                  .98   6.178  (6.035)  (4.690)  (3.461)   8.604
------------------------------------------------------------------------------------------------
Distributions
Dividends from Net Investment Income               --  (.238)   (.205)   (.170)   (.119)  (.124)
Distributions from Realized Capital Gains          --      --       --       --       --      --
------------------------------------------------------------------------------------------------
Total Distributions                                --  (.238)   (.205)   (.170)   (.119)  (.124)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $26.41  $25.43   $19.49   $25.73   $30.59  $34.17
================================================================================================

Total Return**                                  3.85%  31.72%  -23.45%  -15.34%  -10.13%  33.50%
================================================================================================

Ratios/Supplemental Data
Net Assets, End of Period (Millions)           $1,523  $1,466   $1,154   $1,678   $2,643  $2,378
Ratio of Total Expenses to Average Net Assets  0.15%†   0.17%    0.17%    0.18%    0.19%   0.19%
Ratio of Net Investment Income to
  Average Net Assets                           1.10%†   1.09%    0.87%    0.60%    0.36%   0.47%
Portfolio Turnover Rate                           5%†     11%      10%      13%      17%     12%
================================================================================================

*Includes increases from redemption fees of $.00, $.01, $.02, $.02, $.01, and $.01.
**Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
†Annualized.

31

FINANCIAL HIGHLIGHTS (CONTINUED)

Tax-Managed Capital Appreciation Fund Admiral Shares

-------------------------------------------------------------------------------------------
                                                                    Year Ended
                                                Six Months Ended   December 31,  Nov.12* to
                                                        June 30,  ---------------  Dec. 31,
For a Share Outstanding Throughout Each Period              2004    2003     2002      2001
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $51.20  $39.24   $51.79    $50.00
-------------------------------------------------------------------------------------------
Investment Operations
Net Investment Income                                        .30     .51      .42      .064
Net Realized and Unrealized Gain (Loss) on Investments**    1.68   11.96  (12.53)     2.072
-------------------------------------------------------------------------------------------
Total from Investment Operations                            1.98   12.47  (12.11)     2.136
-------------------------------------------------------------------------------------------
Distributions
Dividends from Net Investment Income                          --   (.51)    (.44)    (.346)
Distributions from Realized Capital Gains                     --      --       --        --
-------------------------------------------------------------------------------------------
Total Distributions                                           --   (.51)    (.44)    (.346)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $53.18  $51.20   $39.24    $51.79
===========================================================================================

Total Return†                                              3.87%  31.80%  -23.38%     4.26%
===========================================================================================

Ratios/Supplemental Data
Net Assets, End of Period (Millions)                      $1,238  $1,103     $741      $778
Ratio of Total Expenses to Average Net Assets            0.10%††   0.11%    0.11%   0.14%††
Ratio of Net Investment Income to Average Net Assets     1.16%††   1.16%    0.95%   0.79%††
Portfolio Turnover Rate                                     5%††     11%      10%       13%
===========================================================================================

*Inception.
**Includes increases from redemption fees of $.01, $.02, $.03, and $.03.
†Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
††Annualized.

32

Tax-Managed Capital Appreciation Fund Institutional Shares

----------------------------------------------------------------------------------------------
                                 Six Months Ended         Year Ended December 31,  Feb. 24* to
For a Share Outstanding                  June 30,  ---------------------------------  Dec. 31,
  Throughout Each Period                     2004    2003     2002     2001     2000      1999
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $25.44  $19.49   $25.73   $30.59   $34.18    $26.32
----------------------------------------------------------------------------------------------
Investment Operations
Net Investment Income                         .15    .267     .216     .188     .136      .129
Net Realized and Unrealized Gain (Loss)
on Investments**                              .84   5.940  (6.231)  (4.854)  (3.578)     7.877
----------------------------------------------------------------------------------------------
Total from Investment Operations              .99   6.207  (6.015)  (4.666)  (3.442)     8.006
----------------------------------------------------------------------------------------------
Distributions
Dividends from Net Investment Income           --  (.257)   (.225)   (.194)   (.148)    (.146)
Distributions from Realized Capital Gains      --      --       --       --       --        --
----------------------------------------------------------------------------------------------
Total Distributions                            --  (.257)   (.225)   (.194)   (.148)    (.146)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $26.43  $25.44   $19.49   $25.73   $30.59    $34.18
==============================================================================================

Total Return†                               3.89%  31.87%  -23.37%  -15.26%  -10.07%    30.43%
==============================================================================================

Ratios/Supplemental Data
Net Assets, End of Period (Millions)          $95    $104     $106     $121     $210      $165
Ratio of Total Expenses to
  Average Net Assets                      0.07%††   0.08%    0.08%    0.08%    0.10%   0.10%††
Ratio of Net Investment Income to
  Average Net Assets                      1.17%††   1.17%    0.98%    0.69%    0.46%   0.56%††
Portfolio Turnover Rate                      5%††     11%      10%      13%      17%       12%
==============================================================================================

*Inception.
**Includes increases from redemption fees of $.00, $.01, $.02, $.02, $.01, and $.01.
†Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
††Annualized.

33

FINANCIAL HIGHLIGHTS (CONTINUED)

Tax-Managed Small-Cap Fund Investor Shares

--------------------------------------------------------------------------------------------
                                 Six Months Ended       Year Ended December 31,  Feb. 25* to
For a Share Outstanding Throughout       June 30,  -------------------------------  Dec. 31,
  Each Period                                2004    2003     2002    2001    2000      1999
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $17.44  $12.67   $14.92  $14.23  $12.61    $10.00
--------------------------------------------------------------------------------------------
Investment Operations
Net Investment Income                         .07    .109     .092    .079    .074      .049
Net Realized and Unrealized Gain (Loss)
on Investments**                             1.69   4.770  (2.247)    .696   1.620     2.615
--------------------------------------------------------------------------------------------
Total from Investment Operations             1.76   4.879  (2.155)    .775   1.694     2.664
--------------------------------------------------------------------------------------------
Distributions
Dividends from Net Investment Income           --  (.109)   (.095)  (.085)  (.074)    (.054)
Distributions from Realized Capital Gains      --      --       --      --      --        --
--------------------------------------------------------------------------------------------
Total Distributions                            --  (.109)   (.095)  (.085)  (.074)    (.054)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $19.20  $17.44   $12.67  $14.92  $14.23    $12.61
============================================================================================

Total Return†                              10.09%  38.51%  -14.44%   5.44%  13.44%    26.28%
============================================================================================

Ratios/Supplemental Data
Net Assets, End of Period (Millions)       $1,077    $929     $601    $568    $368      $194
Ratio of Total Expenses to
  Average Net Assets                      0.15%††   0.17%    0.17%   0.20%   0.20%   0.19%††
Ratio of Net Investment Income to
Average Net Assets                        0.80%††   0.77%    0.68%   0.63%   0.64%   0.70%††
Portfolio Turnover Rate                     24%††     21%      21%     25%     64%       27%
============================================================================================

*Initial share purchase date. Subscription period for the fund was February 22, 1999, to March 24, 1999, during which time all assets were held in money market instruments. Performance measurement begins March 25, 1999.
**Includes increases from redemption fees of $.01, $.01, $.01, $.00, $.00, and $.00.
†Total returns do not reflect the transaction fee on purchases (0.5% from April 1, 2000, through March 31, 2002; 1% through March 31, 2000), the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
††Annualized.

34

Tax-Managed Small-Cap Fund Institutional Shares

--------------------------------------------------------------------------------------------
                                 Six Months Ended      Year Ended December 31,   Apr. 21* to
For a Share Outstanding Throughout       June 30,  ------------------------------   Dec. 31,
  Each Period                                2004    2003     2002    2001    2000      1999
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $17.47  $12.68   $14.92  $14.23  $12.61    $10.76
--------------------------------------------------------------------------------------------
Investment Operations
Net Investment Income                         .07    .134     .105    .092    .085      .044
Net Realized and Unrealized Gain (Loss)
on Investments**                             1.69   4.770  (2.247)    .696   1.620     1.866
--------------------------------------------------------------------------------------------
Total from Investment Operations             1.76   4.904  (2.142)    .788   1.705     1.910
--------------------------------------------------------------------------------------------
Distributions
Dividends from Net Investment Income           --  (.114)   (.098)  (.098)  (.085)    (.060)
Distributions from Realized Capital Gains      --      --       --      --      --        --
--------------------------------------------------------------------------------------------
Total Distributions                            --  (.114)   (.098)  (.098)  (.085)    (.060)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $19.23  $17.47   $12.68  $14.92  $14.23    $12.61
============================================================================================

Total Return+                              10.07%  38.68%  -14.36%   5.53%  13.53%    17.77%
============================================================================================

Ratios/Supplemental Data
Net Assets, End of Period (Millions)          $17     $12      $29     $53     $46       $19
Ratio of Total Expenses to
  Average Net Assets                      0.10%††   0.10%    0.10%   0.10%   0.10%   0.10%††
Ratio of Net Investment Income to
Average Net Assets                        0.85%††   0.84%    0.74%   0.73%   0.76%   0.74%††
Portfolio Turnover Rate                     24%††     21%      21%     25%     64%       27%
============================================================================================

*Inception.
**Includes increases from redemption fees of $.01, $.01, $.01, $.00, $.00, and $.00.
†Total returns do not reflect the transaction fee on purchases (0.5% from April 1, 2000, through March 31, 2002; 1% through March 31, 2000), the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
††Annualized.

35

FINANCIAL HIGHLIGHTS (CONTINUED)

Tax-Managed International Fund Investor Shares

----------------------------------------------------------------------------------------------
                                 Six Months Ended       Year Ended December 31,    Aug. 17* to
For a Share Outstanding Throughout       June 30,  ---------------------------------  Dec. 31,
  Each Period                                2004    2003     2002     2001     2000      1999
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $8.76   $6.43    $7.79   $10.14   $11.96    $10.00
----------------------------------------------------------------------------------------------
Investment Operations
Net Investment Income                        .139    .158      .14     .111      .11       .03
Net Realized and Unrealized Gain (Loss)
on Investments**                             .293   2.325   (1.36)  (2.336)   (1.82)      1.97
----------------------------------------------------------------------------------------------
Total from Investment Operations             .432   2.483   (1.22)  (2.225)   (1.71)      2.00
----------------------------------------------------------------------------------------------
Distributions
Dividends from Net Investment Income       (.002)  (.153)    (.14)   (.125)    (.11)     (.04)
Distributions from Realized Capital Gains      --      --       --       --       --        --
----------------------------------------------------------------------------------------------
Total Distributions                        (.002)  (.153)    (.14)   (.125)    (.11)     (.04)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $9.19   $8.76    $6.43   $ 7.79   $10.14    $11.96
==============================================================================================

Total Return†                               4.93%  38.67%  -15.62%  -21.94%  -14.29%    20.01%
==============================================================================================

Ratios/Supplemental Data
Net Assets, End of Period (Millions)         $645    $514     $334     $327     $241      $135
Ratio of Total Expenses to
  Average Net Assets                      0.23%††   0.28%    0.31%    0.35%    0.35%   0.35%††
Ratio of Net Investment Income to
Average Net Assets                        3.20%††   2.33%    2.04%    1.49%    1.24%   0.96%††
Portfolio Turnover Rate                      5%††      9%       7%      20%       5%        7%
==============================================================================================

*Inception.
**Includes increases from redemption fees of $.00, $.01, $.01, $.00, $.01, and $.00.
†Total returns do not reflect the transaction fee on purchases (0.25% from April 1, 2000, through March 31, 2002; 0.75% through March 31, 2000), the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
††Annualized.

36

Tax-Managed International Fund Institutional Shares

--------------------------------------------------------------------------------------------
                                                                     Year Ended
                                                Six Months Ended    December 31,  Jan. 4* to
                                                        June 30,   --------------   Dec. 31,
For a Share Outstanding Throughout Each Period              2004    2003     2002       2001
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $8.77   $6.43    $7.79     $10.13
--------------------------------------------------------------------------------------------
Investment Operations
Net Investment Income                                       .130     .17     .148       .123
Net Realized and Unrealized Gain (Loss) on Investments**    .293    2.33  (1.361)    (2.329)
--------------------------------------------------------------------------------------------
Total from Investment Operations                            .423    2.50  (1.213)    (2.206)
--------------------------------------------------------------------------------------------
Distributions
Dividends from Net Investment Income                      (.003)   (.16)   (.147)     (.134)
Distributions from Realized Capital Gains                     --      --       --         --
--------------------------------------------------------------------------------------------
Total Distributions                                       (.003)   (.16)   (.147)     (.134)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $9.19   $8.77    $6.43     $ 7.79
============================================================================================

Total Return†                                              4.82%  38.94%  -15.52%    -21.77%
============================================================================================

Ratios/Supplemental Data
Net Assets, End of Period (Millions)                        $125    $102      $47        $55
Ratio of Total Expenses to Average Net Assets            0.15%††   0.17%    0.20%    0.22%††
Ratio of Net Investment Income to Average Net Assets     3.26%††   2.44%    2.16%    1.68%††
Portfolio Turnover Rate                                     5%††      9%       7%        20%
============================================================================================

*Inception.
**Includes increases from redemption fees of $.00, $.00, $.01, and $.00.
†Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2002, the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
††Annualized.

SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

37

NOTES TO FINANCIAL STATEMENTS

Vanguard Tax-Managed Funds comprise the Tax-Managed Balanced, Tax-Managed Growth and Income, Tax-Managed Capital Appreciation, Tax-Managed Small-Cap, and Tax-Managed International Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

The Tax-Managed Growth and Income and Tax-Managed Capital Appreciation Funds each offer three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Tax-Managed Small-Cap and Tax-Managed International Funds each offer two classes of shares: Investor Shares and Institutional Shares. The Tax-Managed Balanced Fund offers only Investor Shares. Investor Shares are available to any investor who meets the funds’ minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

The Tax-Managed Balanced Fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The Tax-Managed International Fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of United States corporations.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1.     Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds’ pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, futures contracts or exchange-traded funds), between the time the foreign markets close and the funds’ pricing time, to determine whether a significant change in value has occurred. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2.     Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International in the calculation of its indexes. As part of the funds’ fair value procedures, exchange rates may be adjusted if they change significantly before the funds’ pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

38

3.     Repurchase Agreements: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

4.     Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5.     Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6.     Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on municipal bonds are amortized and accreted, respectively, to interest income over the lives of the respective securities. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At June 30, 2004, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                            Capital Contribution    Percentage     Percentage of
                                     to Vanguard       of Fund        Vanguard's
Tax-Managed Fund                           (000)    Net Assets    Capitalization
--------------------------------------------------------------------------------
Balanced                                    $ 75         0.01%             0.07%
Growth and Income                            354          0.01              0.35
Capital Appreciation                         408          0.01              0.41
Small-Cap                                    150          0.01              0.15
International                                108          0.01              0.11
--------------------------------------------------------------------------------

The funds’ trustees and officers are also directors and officers of Vanguard.

C.     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

39

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

During the six months ended June 30, 2004, the Tax-Managed International Fund realized net foreign currency gains of $324,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income.

The funds’ tax-basis capital gains and losses are determined only at the end of each year. For tax purposes at December 31, 2003, the following funds had tax-basis capital losses available to offset future net capital gains:

--------------------------------------------------------------------------------
                                                       Capital Losses
                                              ----------------------------------
                                                              Expiration: Fiscal
                                                 Amount             Years Ending
Tax-Managed Fund                                  (000)              December 31
--------------------------------------------------------------------------------
Balanced                                       $ 36,996                2005-2012
Growth and Income                               436,447                2004-2012
Capital Appreciation                            606,863                2004-2011
Small-Cap                                        65,359                2007-2012
International                                    74,226                2007-2012
--------------------------------------------------------------------------------

The funds will use these capital losses to offset net taxable capital gains, if any realized during the year ending December 31, 2004; should the funds realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2004, net unrealized appreciation (depreciation) of investment securities for tax purposes was:

--------------------------------------------------------------------------------
                                                    (000)
                                ------------------------------------------------
                                                                  Net Unrealized
                                   Appreciated    Depreciated       Appreciation
Tax-Managed Fund                    Securities     Securities     (Depreciation)
--------------------------------------------------------------------------------
Balanced                        $       94,833      $ (4,943)           $ 89,890
Growth and Income                      647,774       (88,690)            559,084
Capital Appreciation                 1,025,862       (53,754)            972,108
Small-Cap                              360,178        (6,871)            353,307
International                          107,343       (40,728)             66,615
--------------------------------------------------------------------------------

The Tax-Managed International Fund had net unrealized foreign currency gains of $12,000 resulting from the translation of other assets and liabilities at June 30, 2004.

D.     During the six months ended June 30, 2004, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                               (000)
                                                    ----------------------------
Tax-Managed Fund                                    Purchases              Sales
--------------------------------------------------------------------------------
Balanced                                             $ 48,291         $   38,936
Growth and Income                                     135,151             52,005
Capital Appreciation                                  167,814             73,244
Small-Cap                                             180,434            122,396
International                                         159,683             17,624
--------------------------------------------------------------------------------

40

E.     The market value of securities on loan to broker/dealers at June 30, 2004, and collateral received with respect to such loans were:

--------------------------------------------------------------------------------
                                                            (000)
                                              ----------------------------------
                                               Market Value                 Cash
                                                  of Loaned           Collateral
Tax-Managed Fund                                 Securities             Received
--------------------------------------------------------------------------------
Balanced                                              $ 343                $ 376
Growth and Income                                     1,661                1,830
Capital Appreciation                                 11,016               13,155
Small-Cap                                            25,140               26,460
International                                        12,264               12,925
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

F.     Capital share transactions for each class of shares were:

-------------------------------------------------------------------------------------------
                                                  Six Months Ended          Year Ended
                                                    June 30, 2004        December 31, 2003
                                               ---------------------   --------------------
                                                  Amount      Shares      Amount     Shares
Tax-Managed Fund                                   (000)       (000)       (000)      (000)
-------------------------------------------------------------------------------------------
Balanced
Issued                                          $ 40,534       2,264    $ 48,701      2,935
Issued in Lieu of Cash Distributions               4,890         276      10,137        605
Redeemed*                                       (21,611)     (1,218)    (35,422)    (2,173)
                                               --------------------------------------------
Net Increase (Decrease)--Investor Shares          23,813       1,322      23,416      1,367
-------------------------------------------------------------------------------------------
Growth and Income
Investor Shares
Issued                                          $ 82,330       3,349   $ 111,325      5,244
Issued in Lieu of Cash Distributions               8,002         327      16,193        748
Redeemed**                                      (96,003)     (3,915)   (162,747)    (7,721)
                                               --------------------------------------------
Net Increase (Decrease)--Investor Shares         (5,671)       (239)    (35,229)    (1,729)
                                               --------------------------------------------
Admiral Shares
Issued                                            85,177       1,692     142,140      3,222
Issued in Lieu of Cash Distributions               4,660          93       8,137        182
Redeemed**                                      (25,684)       (508)    (44,574)    (1,012)
                                               --------------------------------------------
Net Increase (Decrease)--Admiral Shares           64,153       1,277     105,703      2,392
                                               --------------------------------------------
Institutional Shares
Issued                                            44,474       1,827       9,505        454
Issued in Lieu of Cash Distributions               1,270          52       2,724        127
Redeemed**                                      (19,394)       (805)     (6,737)      (342)
                                               --------------------------------------------
Net Increase (Decrease)--Institutional Shares     26,350       1,074       5,492        239
-------------------------------------------------------------------------------------------

*Net of redemption fees for 2004 and 2003 of $152,000 and $240,000, respectively.
**Net of redemption fees for 2004 and 2003 of $396,000 and $858,000, respectively (fund totals).

41

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

------------------------------------------------------------------------------------------
                                                  Six Months Ended         Year Ended
                                                   June 30, 2004        December 31, 2003
                                                -------------------    -------------------
                                                   Amount    Shares       Amount    Shares
Tax-Managed Fund                                    (000)     (000)        (000)     (000)
------------------------------------------------------------------------------------------
Capital Appreciation
Investor Shares
Issued                                          $ 101,304     3,906    $ 127,228     5,787
Issued in Lieu of Cash Distributions                   --        --       12,060       481
Redeemed*                                        (99,903)   (3,848)    (172,050)   (7,873)
                                                ------------------------------------------
Net Increase (Decrease)--Investor Shares            1,401        58     (32,762)   (1,605)
                                                ------------------------------------------
Admiral Shares
Issued                                            118,369     2,255      170,008     3,847
Issued in Lieu of Cash Distributions                   --        --        8,391       166
Redeemed*                                        (27,431)     (526)     (59,585)   (1,342)
                                                ------------------------------------------
Net Increase (Decrease)--Admiral Shares            90,938     1,729      118,814     2,671
                                                ------------------------------------------
Institutional Shares
Issued                                                528        20        1,759        76
Issued in Lieu of Cash Distributions                   --        --          641        26
Redeemed*                                        (12,832)     (492)     (32,725)   (1,454)
                                                ------------------------------------------
Net Increase (Decrease)--Institutional Shares    (12,304)     (472)     (30,325)   (1,352)
------------------------------------------------------------------------------------------
Small-Cap
Investor Shares
Issued                                           $ 88,247     4,862    $ 130,229     8,882
Issued in Lieu of Cash Distributions                   --        --        4,651       267
Redeemed**                                       (36,640)   (2,032)     (46,083)   (3,337)
                                                ------------------------------------------
Net Increase (Decrease)--Investor Shares           51,607     2,830       88,797     5,812
                                                ------------------------------------------
Institutional Shares
Issued                                              3,710       211           21         2
Issued in Lieu of Cash Distributions                   --        --           80         5
Redeemed**                                          (258)      (14)     (24,175)   (1,616)
                                                ------------------------------------------
Net Increase (Decrease)--Institutional Shares       3,452       197     (24,074)   (1,609)
------------------------------------------------------------------------------------------
International
Investor Shares
Issued                                          $ 119,322    13,223    $ 122,358    17,126
Issued in Lieu of Cash Distributions                  107        12        6,899       804
Redeemed†                                        (14,139)   (1,585)     (76,727)  (11,353)
                                                ------------------------------------------
Net Increase (Decrease)--Investor Shares          105,290    11,650       52,530     6,577
                                                ------------------------------------------
Institutional Shares
Issued                                             18,548     2,042       33,988     4,247
Issued in Lieu of Cash Distributions                   31         3        1,436       167
Redeemed†                                           (716)      (79)           --        --
                                                ------------------------------------------
Net Increase (Decrease)--Institutional Shares      17,863     1,966       35,424     4,414
------------------------------------------------------------------------------------------

*Net of redemption fees for 2004 and 2003 of $347,000 and $796,000, respectively (fund totals).
**Net of redemption fees for 2004 and 2003 of $352,000 and $517,000, respectively (fund totals).
†Net of redemption fees for 2004 and 2003 of $135,000 and $658,000, respectively (fund totals).

42

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43

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard® funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

                     Position(s) Held With
Name                 Fund (Number of
(Year of Birth)      Vanguard Funds
Trustee/officer      Overseen by          Principal Occupation(s) During the Past
Since                Trustee/officer)     Five Years
------------------------------------------------------------------------------------
John J. Brennan*     Chairman of the      Chairman of the Board, Chief Executive
(1954)               Board, Chief         Officer, and Director/Trustee of The
 May 1987            Executive Officer,   Vanguard Group, Inc., and of each of the
                     and Trustee          investment companies served by The
                     (131)                Vanguard Group.
------------------------------------------------------------------------------------
INDEPENDENT          TRUSTEES
Charles D. Ellis     Trustee              The Partners of `63 (pro bono ventures
(1937)               (131)                in education); Senior Advisor to
January 2001                              Greenwich); Associates (international
                                          business strategy consulting Successor
                                          Trustee of Yale University; Overseer
                                          of the Stern School of Business at
                                          New York University; of the Whitehead
                                          Institute Biomedical Research.
------------------------------------------------------------------------------------
Rajiv L. Gupta       Trustee              Chairman and Chief Executive Officer
(1945)               (131)                (since October 1999), Vice Chairman
December 2001                             (January-September 1999), and Vice
                                          President (prior to September 1999) of
                                          Rohm and Haas Co. (chemicals); Director
                                          of Technitrol, Inc. (electronic
                                          components), and Agere Systems
                                          (communications components); Board
                                          Member of the American Chemistry
                                          Council; Trustee of Drexel University.
------------------------------------------------------------------------------------
Joann Heffernan      Trustee              Vice President, Chief Information
Heisen               (131)                Officer, and Member of the Executive
(1950)                                    Committee of Johnson & Johnson
July 1998                                 (pharmaceuticals/consumer products);
                                          Director of the University Medical Center
                                          at Princeton and Women's Research and
                                          Education Institute.
------------------------------------------------------------------------------------
Burton G. Malkiel    Trustee              Chemical Bank Chairman's Professor
(1932)               (129)                of Economics, Princeton University;
May 1977                                  Director of Vanguard Investment Series
                                          plc (Irish invest-ent fund) (since
                                          November 2001), Vanguard Group (Ireland)
                                          Limited (Irish investment management
                                          firm) (since November 2001), Prudential
                                          Insurance Co. of America, BKF Capital
                                          (investment management), The Jeffrey Co.
                                          (holding company), and NeuVis, Inc.
                                          (software company).
------------------------------------------------------------------------------------

the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                      Position(s) Held With
Name                  Fund (Number of
(Year of Birth)       Vanguard Funds
Trustee/officer       Overseen by
Since                 Trustee/officer)     Principal Occupation(s) During the Past
                                           Five Years
-----------------------------------------------------------------------------------
Alfred M. Rankin, Jr. Trustee              Chairman, President, Chief
(1941)                (131)                Executive Officer, and Director of NACCO
January 1993                               Industries, Inc. (forklift trucks/
                                           housewares/lignite); Director of
                                           Goodrich Corporation (industrial
                                           products/aircraft systems and
                                           services); Director of Standard
                                           Products Company (supplier for the
                                           automotive industry) until 1998.
-----------------------------------------------------------------------------------
J. Lawrence Wilson    Trustee              Retired Chairman and Chief
(1936)                (131)                Executive Officer of Rohm and Haas Co.
April 1985                                 (chemicals); Director of Cummins Inc.
                                           (diesel engines), MeadWestvacoCorp.
                                           (paper products), and
                                           AmerisourceBergen Corp.
                                           (pharmaceutical distribution);
                                           Trustee of Vanderbilt University.
-----------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R. Gregory Barton     Secretary            Managing Director and General
(1951)                (131)                Counsel of The Vanguard Group, Inc.;
June 2001                                  Secretary of The Vanguard Group and
                                           of each of the investmentcompanies
                                           served by The Vanguard Group.
-----------------------------------------------------------------------------------
Thomas J. Higgins     Treasurer            Principal of The Vanguard
(1957)                (131)                Group, Inc.; Treasurer of each of
July 1998                                  the investment companies served by
                                           The Vanguard Group.
-----------------------------------------------------------------------------------

*Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

-----------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

Mortimer J. Buckley, Information Technology.
James H. Gately, Investment Programs and Services.
Kathleen C. Gubanich, Human Resources.
F. William McNabb, III, Client Relationship Group.
Michael S. Miller, Planning and Development.
Ralph K. Packard, Finance.
George U. Sauter, Chief Investment Officer.
-----------------------------------------------------------------------------------
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.
-----------------------------------------------------------------------------------

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Vanguard Tax-Managed Funds, Admiral, PlainTalk, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

About Our Cover
The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

For More Information
This report is intended for the funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.
To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling 1-800-662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, beginning August 31, 2004, you may obtain a free report on how the funds voted the proxies for securities they owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

World Wide Web
www.vanguard.com

Fund Information
1-800-662-7447

Direct Investor
Account Services
1-800-662-2739

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Services
1-800-523-1036

Text Telephone
 1-800-952-3335

© 2004 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q872 082004

As of 6/30/2004

VANGUARD TAX-MANAGED FUNDS®

STATEMENT OF NET ASSETS (UNAUDITED)

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

This Statement provides a detailed list of each fund’s holdings, including each security’s market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.), with common stocks grouped by industry sector (grouped by country for the Tax-Managed International Fund). The Tax-Managed Balanced Fund’s municipal bond holdings are grouped and subtotaled by state. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------
Contents
Tax-Managed Balanced Fund                                    1
Tax-Managed Growth and Income Fund                          13
Tax-Managed Capital Appreciation Fund                       19
Tax-Managed Small-Cap Fund                                  26
Tax-Managed International Fund                              33
--------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value^
Balanced Fund                                            Shares            (000)
--------------------------------------------------------------------------------
COMMON STOCKS (48.1%)
--------------------------------------------------------------------------------
Auto & Transportation (1.2%)
    United Parcel Service, Inc.                          11,400      $       857
    FedEx Corp.                                           8,900              727
    Harley-Davidson, Inc.                                 9,300              576
    Southwest Airlines Co.                               26,618              446
    Norfolk Southern Corp.                               14,100              374
    Union Pacific Corp.                                   5,959              354
    Burlington Northern Santa Fe Corp.                    8,938              313
    Expeditors International
    of Washington, Inc.                                   5,800              287
    Ford Motor Co.                                       17,765              278
    General Motors Corp.                                  5,479              255
    C.H. Robinson Worldwide, Inc.                         4,800              220
    J.B. Hunt Transport Services, Inc.                    5,700      $       220
    Lear Corp.                                            3,700              218
*   JetBlue Airways Corp.                                 6,979              205
    Gentex Corp.                                          5,100              202
*   Navistar International Corp.                          4,900              190
    American Axle & Manufacturing
    Holdings, Inc.                                        4,800              175
    CSX Corp.                                             4,200              138
                                                                     -----------
                                                                           6,035
                                                                     -----------
Consumer Discretionary (7.8%)
    Wal-Mart Stores, Inc.                                61,300            3,234
    Home Depot, Inc.                                     46,300            1,630
*   Time Warner, Inc.                                    91,710            1,612
    Viacom Inc. Class B                                  38,271            1,367

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value^
Balanced Fund                                            Shares            (000)
--------------------------------------------------------------------------------
    eBay Inc.                                            11,700      $     1,076
*   Yahoo! Inc.                                          29,200            1,061
    The Walt Disney Co.                                  41,600            1,060
    Lowe's Cos., Inc.                                    19,900            1,046
    McDonald's Corp.                                     34,500              897
    Target Corp.                                         19,000              807
    Cendant Corp.                                        29,595              724
    Gillette Co.                                         16,500              700
    Liberty Media Corp.                                  77,128              693
    Costco Wholesale Corp.                               14,200              583
    Waste Management, Inc.                               18,301              561
*   Starbucks Corp.                                      12,900              561
    Kimberly-Clark Corp.                                  8,372              552
    The Gap, Inc.                                        20,325              493
    Avon Products, Inc.                                  10,600              489
    Staples, Inc.                                        16,237              476
    International Game Technology                        11,600              448
    Electronic Arts Inc.                                  8,000              436
    Best Buy Co., Inc.                                    8,550              434
    DirecTV Group, Inc.                                  24,771              424
*   Apollo Group, Inc. Class A                            4,700              415
*   Bed Bath & Beyond, Inc.                              10,700              411
*   Yum! Brands, Inc.                                    10,800              402
*   Amazon.com, Inc.                                      7,300              397
*   InterActiveCorp                                      12,900              389
    Marriott International, Inc. Class A                  7,500              374
    Clear Channel Communications, Inc.                    9,920              367
*   Kohl's Corp.                                          8,600              364
    Starwood Hotels & Resorts
    Worldwide, Inc.                                       8,101              363
    Coach, Inc.                                           7,900              357
    Federated Department Stores, Inc.                     7,200              354
    NIKE, Inc. Class B                                    4,200              318
    Hilton Hotels Corp.                                  15,879              296
    Mattel, Inc.                                         16,080              293
    Harrah's Entertainment, Inc.                          5,400              292
    EchoStar Communications Corp.
    Class A                                               9,457              291
*   Caesars Entertainment, Inc.                          18,800              282
*   Office Depot, Inc.                                   15,700              281
    PETsMART, Inc.                                        8,600              279
    Cintas Corp.                                          5,650              269
    Jones Apparel Group, Inc.                             6,800              268
    Mandalay Resort Group                                 3,800              261
    Republic Services, Inc. Class A                       9,000              260
*   Interpublic Group of Cos., Inc.                      18,900              259
    Estee Lauder Cos. Class A                             5,300              259
    Robert Half International, Inc.                       8,600              256
    Manpower Inc.                                         5,000              254
    Michaels Stores, Inc.                                 4,500              247
*   Iron Mountain, Inc.                                   5,100              246
    Fastenal Co.                                          4,300              244
    Abercrombie & Fitch Co.                               6,300      $       244
*   XM Satellite Radio Holdings, Inc.                     8,900              243
*   AutoZone Inc.                                         3,000              240
*   Univision Communications Inc.                         7,510              240
    Dollar General Corp.                                 12,060              236
*   Allied Waste Industries, Inc.                        17,600              232
    CDW Corp.                                             3,600              230
    Foot Locker, Inc.                                     9,400              229
*   Mohawk Industries, Inc.                               3,100              227
*   MGM Mirage, Inc.                                      4,814              226
    Liz Claiborne, Inc.                                   6,200              223
*   Toys R Us, Inc.                                      14,000              223
*   Lamar Advertising Co. Class A                         5,000              217
*   Brinker International, Inc.                           6,350              217
    E.W. Scripps Co. Class A                              2,000              210
    Dollar Tree Stores, Inc.                              7,650              210
*   AutoNation, Inc.                                     12,200              209
*   Career Education Corp.                                4,500              205
*   Williams-Sonoma, Inc.                                 6,200              204
    Gannett Co., Inc.                                     2,400              204
    Fox Entertainment Group, Inc.
    Class A                                               7,400              198
    RadioShack Corp.                                      6,900              198
*   Weight Watchers International, Inc.                   5,000              196
    Darden Restaurants Inc.                               9,450              194
    Outback Steakhouse                                    4,650              192
    Polo Ralph Lauren Corp.                               5,500              189
*   Timberland Co.                                        2,900              187
*   Barnes & Noble, Inc.                                  5,500              187
    Hasbro, Inc.                                          9,825              187
    Saks Inc.                                            12,300              184
*   O'Reilly Automotive, Inc.                             4,000              181
    GTECH Holdings Corp.                                  3,900              181
    Convergys Corp.                                      11,500              177
*   Big Lots Inc.                                        12,100              175
*   Rent-A-Center, Inc.                                   5,800              174
    Alberto-Culver Co. Class B                            3,450              173
    Reebok International Ltd.                             4,800              173
    Aramark Corp. Class B                                 6,000              173
    Borders Group, Inc.                                   7,100              166
*   Westwood One, Inc.                                    6,700              159
    The Cheesecake Factory                                4,000              159
    Columbia Sportswear Co.                               2,900              158
    Black & Decker Corp.                                  2,500              155
    Education Management Corp.                            4,700              154
    ServiceMaster Co.                                    11,900              147
*   Liberty Media International INC-A                     3,856              143
*   Pixar, Inc.                                           2,000              139
*   CarMax, Inc.                                          6,203              136
    Hearst-Argyle Television Inc.                         5,200              134
    Metro-Goldwyn-Mayer Inc.                             10,273              124
    Sabre Holdings Corp.                                  4,140              115

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value^
                                                         Shares            (000)
--------------------------------------------------------------------------------
    Omnicom Group Inc.                                    1,500      $       114
    Chico's FAS, Inc.                                     2,100               95
*   Sirius Satellite Radio, Inc.                         28,200               87
*   Tech Data Corp.                                       2,100               82
    Corinthian Colleges, Inc.                             2,100               52
*   Kmart Holding Corp.                                     600               43
    Limited Brands, Inc.                                  2,138               40
    Nordstrom, Inc.                                         900               38
    Belo Corp. Class A                                    1,400               38
    Entercom Communications Corp.                           900               34
    Newell Rubbermaid, Inc.                               1,218               29
                                                                     -----------
                                                                          41,041
                                                                     -----------
Consumer Staples (3.3%)
    The Procter & Gamble Co.                             56,000            3,049
    The Coca-Cola Co.                                    43,400            2,191
    PepsiCo, Inc.                                        40,300            2,171
    Altria Group, Inc.                                   41,300            2,067
    Anheuser-Busch Cos., Inc.                            20,000            1,080
    Walgreen Co.                                         27,300              989
    Colgate-Palmolive Co.                                 9,000              526
    Sysco Corp.                                          14,100              506
*   The Kroger Co.                                       25,700              468
*   Safeway, Inc.                                        16,734              424
    CVS Corp.                                             9,028              379
    Wm. Wrigley Jr. Co.                                   6,000              378
    Coca-Cola Enterprises, Inc.                          10,600              307
    The Clorox Co.                                        5,400              290
    Whole Foods Market, Inc.                              3,000              286
    Dean Foods Co.                                        7,650              285
    The Pepsi Bottling Group, Inc.                        9,200              281
    Tyson Foods, Inc.                                    12,931              271
    Constellation Brands, Inc. Class A                    6,200              230
*   Smithfield Foods, Inc.                                7,500              221
*   Rite Aid Corp.                                       36,400              190
    PepsiAmericas, Inc.                                   8,800              187
    Del Monte Foods Co.                                  17,000              173
    Kellogg Co.                                           3,200              134
    General Mills, Inc.                                   2,400              114
    Sara Lee Corp.                                        4,700              108
    R.J. Reynolds Tobacco
    Holdings, Inc.                                        1,501              101
    ConAgra Foods, Inc.                                   1,200               32
                                                                     -----------
                                                                          17,438
                                                                     -----------
Financial Services (9.3%)
    Citigroup, Inc.                                     117,297            5,454
    American International Group, Inc.                   54,706            3,899
    Bank of America Corp.                                44,711            3,783
    Wells Fargo & Co.                                    34,000            1,946
    American Express Co.                                 28,800            1,480
    J.P. Morgan Chase & Co.                              37,100            1,438
    Fannie Mae                                           19,100            1,363
    Morgan Stanley                                       21,960            1,159
    U.S. Bancorp                                         41,500      $     1,144
    Wachovia Corp.                                       25,700            1,144
    First Data Corp.                                     23,614            1,051
    Bank One Corp.                                       20,164            1,028
    Merrill Lynch & Co., Inc.                            16,700              901
    Freddie Mac                                          12,600              798
    Prudential Financial, Inc.                           15,400              716
    The Goldman Sachs Group, Inc.                         7,100              669
    AFLAC Inc.                                           15,500              633
    Washington Mutual, Inc.                              15,671              606
    Lehman Brothers Holdings, Inc.                        7,764              584
    Countrywide Financial Corp.                           8,300              583
    MBNA Corp.                                           20,400              526
    Progressive Corp. of Ohio                             6,100              520
    SLM Corp.                                            12,700              514
    Fifth Third Bancorp                                   9,400              506
    State Street Corp.                                   10,200              500
    Capital One Financial Corp.                           6,900              472
    Golden West Financial Corp.                           4,200              447
    Allstate Corp.                                        9,400              438
    Metropolitan Life Insurance Co.                      11,700              419
    The Principal Financial Group, Inc.                  10,900              379
    The Hartford Financial
    Services Group Inc.                                   5,200              357
    Bear Stearns Co., Inc.                                4,100              346
    St. Paul Travelers Cos., Inc.                         8,489              344
    Charles Schwab Corp.                                 35,450              341
    Automatic Data Processing, Inc.                       8,100              339
    Moody's Corp.                                         5,200              336
    Paychex, Inc.                                         9,650              327
    Marsh & McLennan Cos., Inc.                           7,200              327
    MBIA, Inc.                                            5,600              320
    Franklin Resources Corp.                              6,300              315
    Fiserv, Inc.                                          7,925              308
*   SunGard Data Systems, Inc.                           11,400              296
    Legg Mason Inc.                                       3,200              291
    Torchmark Corp.                                       5,400              291
    MGIC Investment Corp.                                 3,800              288
    Loews Corp.                                           4,800              288
    Sovereign Bancorp, Inc.                              13,000              287
    Ambac Financial Group, Inc.                           3,850              283
    M & T Bank Corp.                                      3,100              271
    Zions Bancorp                                         4,200              258
    Radian Group, Inc.                                    5,300              254
    The PMI Group Inc.                                    5,800              252
*   Providian Financial Corp.                            17,100              251
    The Dun & Bradstreet Corp.                            4,600              248
    DST Systems, Inc.                                     4,900              236
*   AmeriCredit Corp.                                    12,000              234
    Rouse Co. REIT                                        4,800              228
    Plum Creek Timber Co. Inc. REIT                       6,900              225
*   Host Marriott Corp. REIT                             18,000              222

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value^
Balanced Fund                                            Shares            (000)
--------------------------------------------------------------------------------
    Janus Capital Group Inc.                             13,400      $       221
    Mellon Financial Corp.                                7,500              220
    The Bank of New York Co., Inc.                        7,400              218
    Genworth Financial Inc.                               9,300              213
    Certegy, Inc.                                         5,500              213
    Leucadia National Corp.                               4,200              209
    HCC Insurance Holdings, Inc.                          5,900              197
*   Markel Corp.                                            700              194
    Catellus Development Corp. REIT                       7,843              193
    IndyMac Bancorp, Inc. REIT                            6,000              190
*   CNA Financial Corp.                                   6,300              186
    BB&T Corp.                                            5,000              185
*   Alleghany Corp.                                         644              185
*   WellChoice Inc.                                       4,400              182
    Conseco, Inc.                                         9,100              181
    BlackRock, Inc.                                       2,800              179
    Transatlantic Holdings, Inc.                          2,200              178
*   BOK Financial Corp.                                   4,140              163
    Reinsurance Group of America, Inc.                    3,800              154
    National City Corp.                                   4,400              154
    Total System Services, Inc.                           6,500              142
    New York Community Bancorp, Inc.                      7,249              142
*   CapitalSource Inc.                                    5,800              142
    Eaton Vance Corp.                                     3,700              141
    Investors Financial Services Corp.                    3,100              135
    Federated Investors, Inc.                             3,700              112
    The First Marblehead Corp.                            2,500              101
    SunTrust Banks, Inc.                                  1,300               84
*   Ameritrade Holding Corp.                              5,400               61
*   Instinet Group Inc.                                  10,816               57
    ProLogis REIT                                         1,565               52
    PNC Financial Services Group                            400               21
    First Horizon National Corp.                            300               14
    StanCorp Financial Group, Inc.                          100                7
                                                                     -----------
                                                                          48,489
                                                                     -----------
Health Care (7.3%)
    Pfizer Inc.                                         178,710            6,126
    Johnson & Johnson                                    67,232            3,745
    Merck & Co., Inc.                                    45,100            2,142
*   Amgen, Inc.                                          31,924            1,742
    Medtronic, Inc.                                      30,400            1,481
    Eli Lilly & Co.                                      18,100            1,265
    Abbott Laboratories                                  29,600            1,206
    UnitedHealth Group Inc.                              16,100            1,002
    Bristol-Myers Squibb Co.                             32,900              806
*   Boston Scientific Corp.                              18,800              805
    Schering-Plough Corp.                                40,000              739
    Cardinal Health, Inc.                                10,290              721
    Wyeth                                                19,900              720
    Genentech, Inc.                                      12,400              697
*   Zimmer Holdings, Inc.                                 7,470              659
    HCA Inc.                                             14,202              591
    Forest Laboratories, Inc.                            10,300      $       583
*   WellPoint Health Networks Inc.
    Class A                                               4,800              538
    Stryker Corp.                                         9,600              528
    Guidant Corp.                                         9,300              520
*   St. Jude Medical, Inc.                                6,184              468
*   Biogen Idec Inc.                                      7,160              453
*   Anthem, Inc.                                          5,036              451
    Aetna Inc.                                            5,069              431
    Biomet, Inc.                                          9,425              419
*   Medco Health Solutions, Inc.                         10,578              397
*   Caremark Rx, Inc.                                    10,600              349
    Gilead Sciences, Inc.                                 5,200              348
*   Tenet Healthcare Corp.                               22,990              308
    Quest Diagnostics, Inc.                               3,600              306
    Genzyme Corp.-
    General Division                                      6,200              293
    Express Scripts Inc.                                  3,600              285
*   Laboratory Corp. of
    America Holdings                                      7,100              282
*   Varian Medical Systems, Inc.                          3,500              278
    AmerisourceBergen Corp.                               4,500              269
    Celgene Corp.                                         4,600              263
*   Sepracor Inc.                                         4,900              259
    Oxford Health Plans, Inc.                             4,700              259
    Health Management
    Associates Class A                                   11,512              258
*   Patterson Dental Co.                                  3,300              252
    IMS Health, Inc.                                     10,576              248
    Mylan Laboratories, Inc.                             11,950              242
    DENTSPLY International Inc.                           4,600              240
    Coventry Health Care Inc.                             4,800              235
*   Hospira, Inc.                                         8,260              228
*   IVAX Corp.                                            9,237              222
    Baxter International, Inc.                            6,400              221
*   Apogent Technologies Inc.                             6,900              221
*   Lincare Holdings, Inc.                                6,300              207
    Medicis Pharmaceutical Corp.                          5,100              204
    Chiron Corp.                                          4,540              203
*   MedImmune Inc.                                        8,624              202
*   Henry Schein, Inc.                                    3,100              196
    McKesson Corp.                                        5,600              192
    Becton, Dickinson & Co.                               3,700              192
*   Andrx Group                                           6,853              191
*   Stericycle, Inc.                                      3,600              186
    Universal Health Services Class B                     3,900              179
    Eon Labs, Inc.                                        4,300              176
    Endo Pharmaceuticals
    Holdings, Inc.                                        7,300              171
*   Watson Pharmaceuticals, Inc.                          6,100              164
*   Barr Pharmaceuticals Inc.                             4,675              158
*   Humana Inc.                                           8,800              149

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value^
                                                         Shares            (000)
--------------------------------------------------------------------------------
*   American Pharmaceuticals
    Partners, Inc.                                        4,450      $       135
*   Millipore Corp.                                       2,300              130
    Health Net Inc.                                       2,900               77
    Beckman Coulter, Inc.                                 1,100               67
*   King Pharmaceuticals, Inc.                            5,500               63
*   ICOS Corp.                                            1,300               39
*   Kinetic Concepts, Inc.                                  500               25
                                                                     -----------
                                                                          38,407
                                                                     -----------
Integrated Oils (1.9%)
    ExxonMobil Corp.                                    149,944            6,659
    ChevronTexaco Corp.                                  21,819            2,053
    ConocoPhillips Co.                                   13,476            1,028
    Occidental Petroleum Corp.                            2,000               97
    Amerada Hess Corp.                                    1,200               95
                                                                     -----------
                                                                           9,932
                                                                     -----------
Other Energy (1.5%)
    Devon Energy Corp.                                    7,623              503
    Burlington Resources, Inc.                           13,300              481
    Apache Corp.                                         10,846              472
    Anadarko Petroleum Corp.                              7,796              457
    Baker Hughes, Inc.                                   11,940              450
    Kerr-McGee Corp.                                      7,279              391
*   BJ Services Co.                                       7,300              335
    EOG Resources, Inc.                                   5,600              334
    XTO Energy, Inc.                                     11,125              331
*   Smith International, Inc.                             4,800              268
    Valero Energy Corp.                                   3,600              266
    Pioneer Natural Resources Co.                         7,100              249
*   Reliant Energy, Inc.                                 21,800              236
    Peabody Energy Corp.                                  4,200              235
    ENSCO International, Inc.                             7,900              230
    Noble Energy, Inc.                                    4,500              229
*   National-Oilwell, Inc.                                7,200              227
*   Newfield Exploration Co.                              4,000              223
    Grant Prideco, Inc.                                  11,615              214
    Pogo Producing Co.                                    4,300              212
*   Premcor, Inc.                                         5,600              210
*   Rowan Cos., Inc.                                      8,600              209
    Patterson-UTI Energy, Inc.                            6,100              204
*   Varco International, Inc.                             9,200              201
    FMC Technologies Inc.                                 6,803              196
    Cooper Cameron Corp.                                  4,000              195
*   Pride International, Inc.                            11,300              193
    Dynegy, Inc.                                         39,700              169
*   NRG Energy                                            2,700               67
                                                                     -----------
                                                                           7,987
                                                                     -----------
Materials & Processing (1.5%)
    E.I. du Pont de Nemours & Co.                        16,900              751
    Dow Chemical Co.                                     13,500              549
    Alcoa Inc.                                           16,188              535
    Newmont Mining Corp.
    (Holding Co.)                                        12,089      $       469
    Praxair, Inc.                                        11,200              447
*   American Standard Cos., Inc.                          8,400              339
*   Phelps Dodge Corp.                                    4,100              318
    Smurfit-Stone Container Corp.                        13,588              271
    Archer-Daniels-Midland Co.                           16,121              271
    Fluor Corp.                                           5,200              248
*   Pactiv Corp.                                          9,900              247
*   Sealed Air Corp.                                      4,600              245
    Sigma-Aldrich Corp.                                   4,100              244
    Precision Castparts Corp.                             4,300              235
    Energizer Holdings, Inc.                              5,100              229
    Nucor Corp.                                           2,900              223
*   Owens-Illinois, Inc.                                 13,100              220
    Monsanto Co.                                          5,454              210
    Freeport-McMoRan
    Copper & Gold, Inc. Class B                           6,300              209
    Lyondell Chemical Co.                                11,600              202
    Georgia Pacific Group                                 5,272              195
    The St. Joe Co.                                       4,700              187
*   Scotts Co.                                            2,800              179
    Packaging Corp. of America                            7,300              174
*   Jacobs Engineering Group Inc.                         4,300              169
    International Paper Co.                               3,300              148
    Martin Marietta Materials, Inc.                       2,300              102
*   International Steel Group, Inc.                       1,400               42
                                                                     -----------
                                                                           7,658
                                                                     -----------
Producer Durables (2.3%)
    United Technologies Corp.                            11,300            1,034
    The Boeing Co.                                       18,540              947
*   Applied Materials, Inc.                              42,300              830
    Illinois Tool Works, Inc.                             7,100              681
    Lockheed Martin Corp.                                11,200              583
*   Agilent Technologies, Inc.                           16,163              473
    Danaher Corp.                                         8,400              436
*   Lexmark International, Inc.                           4,500              434
*   Xerox Corp.                                          27,700              402
    Caterpillar, Inc.                                     5,000              397
*   KLA-Tencor Corp.                                      7,300              360
    Northrop Grumman Corp.                                5,918              318
*   Waters Corp.                                          6,400              306
*   Thermo Electron Corp.                                 9,075              279
    Pulte Homes, Inc.                                     5,200              271
    Emerson Electric Co.                                  4,200              267
*   LAM Research Corp.                                    9,600              257
    D. R. Horton, Inc.                                    8,925              253
    Centex Corp.                                          5,400              247
*   Teradyne, Inc.                                       10,700              243
    Molex, Inc.                                           7,266              233
    W.W. Grainger, Inc.                                   3,900              224

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value^
Balanced Fund                                            Shares            (000)
--------------------------------------------------------------------------------
    Lennar Corp. Class A                                  5,000      $       224
    Rockwell Collins, Inc.                                6,600              220
*   NVR, Inc.                                               450              218
*   Alliant Techsystems, Inc.                             3,400              215
*   Toll Brothers, Inc.                                   4,600              195
*   Mettler-Toledo International Inc.                     3,900              192
    American Power Conversion Corp.                       9,700              191
    Herman Miller, Inc.                                   6,300              182
*   United Defense Industries Inc.                        5,000              175
    Ryland Group, Inc.                                    2,200              172
*   Hovnanian Enterprises Inc.
    Class A                                               4,200              146
*   AGCO Corp.                                            6,400              130
*   Novellus Systems, Inc.                                3,400              107
    Deere & Co.                                             700               49
    Lennar Corp. Class B                                    680               28
                                                                     -----------
                                                                          11,919
                                                                     -----------
Technology (7.8%)
    Microsoft Corp.                                     195,100            5,572
    Intel Corp.                                         142,200            3,925
    Cisco Systems, Inc.                                 161,100            3,818
    International Business
    Machines Corp.                                       34,900            3,076
    Dell Inc.                                            55,000            1,970
    Hewlett-Packard Co.                                  58,512            1,235
*   Oracle Corp.                                         99,400            1,186
    QUALCOMM Inc.                                        15,000            1,095
    Texas Instruments, Inc.                              34,500              834
    Motorola, Inc.                                       36,206              661
    EMC Corp.                                            55,900              637
    Corning, Inc.                                        42,500              555
    Analog Devices, Inc.                                 11,734              552
    Maxim Integrated Products, Inc.                      10,100              529
*   Lucent Technologies, Inc.                           138,900              525
*   Symantec Corp.                                       10,500              460
    General Dynamics Corp.                                4,600              457
*   Apple Computer, Inc.                                 13,400              436
*   Broadcom Corp.                                        8,800              412
*   Sun Microsystems, Inc.                               94,000              408
    Adobe Systems, Inc.                                   8,500              395
    Xilinx, Inc.                                         11,800              393
*   Veritas Software Corp.                               14,019              388
*   National Semiconductor Corp.                         15,600              343
*   Micron Technology, Inc.                              22,400              343
*   Altera Corp.                                         15,400              342
    Linear Technology Corp.                               8,200              324
*   Avaya Inc.                                           19,400              306
*   Network Appliance, Inc.                              13,839              298
    L-3 Communications Holdings, Inc.                     4,400              294
    Computer Sciences Corp.                               6,200              288
*   Affiliated Computer
    Services, Inc. Class A                                5,300              281
    Microchip Technology, Inc.                            8,800      $       278
*   Advanced Micro Devices, Inc.                         17,400              277
*   Intuit, Inc.                                          6,900              266
*   JDS Uniphase Corp.                                   68,400              259
*   NCR Corp.                                             5,168              256
*   Solectron Corp.                                      38,100              247
*   Unisys Corp.                                         17,100              237
*   Juniper Networks, Inc.                                9,600              236
*   Mercury Interactive Corp.                             4,700              234
*   PeopleSoft, Inc.                                     12,500              231
*   Cadence Design Systems, Inc.                         15,500              227
*   Synopsys, Inc.                                        7,900              225
    Comverse Technology, Inc.                            11,200              223
*   Jabil Circuit, Inc.                                   8,800              222
    Ceridian Corp.                                        9,800              220
*   Arrow Electronics, Inc.                               8,100              217
*   Avnet, Inc.                                           9,200              209
*   Sanmina-SCI Corp.                                    22,908              208
*   Storage Technology Corp.                              7,100              206
*   NVIDIA Corp.                                         10,000              205
*   Zebra Technologies Corp. Class A                      2,332              203
*   Tellabs, Inc.                                        22,600              198
*   UTStarcom, Inc.                                       6,500              197
*   ADC Telecommunications, Inc.                         66,600              189
    Citrix Systems, Inc.                                  9,200              187
*   Ingram Micro, Inc. Class A                           12,800              185
*   LSI Logic Corp.                                      24,000              183
*   Siebel Systems, Inc.                                 16,710              178
    Compuware Corp.                                      26,600              176
    Intersil Corp.                                        8,100              175
*   Amphenol Corp.                                        5,200              173
*   3Com Corp.                                           26,300              164
*   BMC Software, Inc.                                    8,500              157
*   BEA Systems, Inc.                                    18,800              155
    Computer Associates
    International, Inc.                                   5,162              145
*   Novell, Inc.                                         16,800              141
    Reynolds & Reynolds Class A                           5,800              134
*   PanAmSat Corp.                                        5,730              133
*   Atmel Corp.                                          16,100               95
*   SanDisk Corp.                                         3,674               80
*   BearingPoint, Inc.                                    8,400               74
    Autodesk, Inc.                                        1,400               60
*   QLogic Corp.                                          2,200               58
    CIENA Corp.                                          13,000               48
*   Western Digital Corp.                                 4,800               42
    Foundry Networks, Inc.                                2,800               39
*   Maxtor Corp.                                          5,700               38
                                                                     -----------
                                                                          40,628
                                                                     -----------
Utilities (2.3%)
    Verizon Communications Inc.                          57,600            2,085
    SBC Communications Inc.                              63,444            1,539

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value^
                                                         Shares            (000)
--------------------------------------------------------------------------------
*   AT&T Wireless Services Inc.                          62,869      $       900
    BellSouth Corp.                                      30,500              800
    Comcast Corp. Special Class A                        27,492              759
*   Nextel Communications, Inc.                          26,000              693
*   PG&E Corp.                                           14,500              405
    Sprint Corp.                                         22,500              396
    Edison International                                 13,200              338
    Comcast Corp. Class A                                10,216              286
    Kinder Morgan, Inc.                                   4,600              273
    Cox Communications, Inc.
    Class A                                               9,600              267
*   AES Corp.                                            26,000              258
    Telephone & Data Systems, Inc.                        3,400              242
*   NTL Inc.                                              4,157              240
    Citizens Communications Co.                          18,137              219
    CenturyTel, Inc.                                      7,075              213
    NSTAR                                                 4,100              196
    Exelon Corp.                                          5,800              193
    Southern Co.                                          6,600              192
    Northeast Utilities                                   8,900              173
    ALLTEL Corp.                                          3,230              164
    Dominion Resources, Inc.                              2,590              163
*   Cablevision Systems
    NY Group Class A                                      8,294              163
*   Qwest Communications
    International Inc.                                   45,000              162
*   U.S. Cellular Corp.                                   4,000              154
    Duke Energy Corp.                                     5,000              101
    NiSource, Inc.                                        3,377               70
    AT&T Corp.                                            4,531               66
*   Level 3 Communications, Inc.                         15,500               55
    SCANA Corp.                                           1,400               51
    Cinergy Corp.                                           700               27
    FirstEnergy Corp.                                       700               26
                                                                     -----------
                                                                          11,869
                                                                     -----------
    Other (1.9%)
    General Electric Co.                                228,609            7,407
    3M Co.                                               14,600            1,314
    Honeywell International Inc.                          9,800              359
    ITT Industries, Inc.                                  4,000              332
    Brunswick Corp.                                       6,000              245
    SPX Corp.                                             4,200              195
    Wesco Financial Corp.                                   410              148
                                                                     -----------
                                                                          10,000
                                                                     -----------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (Cost $168,356)                                                      251,403
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           Face           Market
                                                         Amount           Value^
                                                          (000)            (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (51.2%)
--------------------------------------------------------------------------------
Alaska (0.4%)
Matanuska-Susitna Borough AK GO
5.50%, 3/1/2012 (3)                                      $1,695      $     1,891
                                                                     -----------
Arizona (2.0%)
Arizona Transp. Board Highway Rev.
5.25%, 7/1/2017                                           2,215            2,359
5.25%, 7/1/2020                                           1,965            2,067
Phoenix AZ Civic Improvement Corp.
Water System Rev.
5.50%, 7/1/2015 (3)                                       5,525            6,030
                                                                     -----------
                                                                          10,456
                                                                     -----------
California (3.9%)
California GO
6.40%, 2/1/2006 (1)                                         500              533
6.00%, 2/1/2016                                           2,000            2,213
California Health Fac. Finance
Auth. Rev. (Catholic
Healthcare West)
6.25%, 7/1/2006 (1)                                         395              426
California Public Works
Board Lease Rev.
(Dept. of Corrections)
5.00%, 9/1/2011 (2)                                       1,535            1,636
California State Dept. Water
Resources Power Supply Rev.
5.50%, 5/1/2014 (2)                                       4,065            4,474
California State Dept. Water
Resources Power Supply Rev.
5.50%, 5/1/2015 (2)                                       3,000            3,275
California State Econ.
Recovery Bonds
5.00%, 7/1/2015                                           2,100            2,233
Central Coast California Water
Auth. Rev.
6.00%, 10/1/2008 (2)                                      1,000            1,096
Clovis CA USD GO
0.00%, 8/1/2005 (3) (ETM)                                 2,000            1,962
Los Angeles CA USD GO
6.00%, 7/1/2008 (3)                                       1,000            1,120
San Bernardino County
CA Medical Center COP
5.50%, 8/1/2005 (1)                                         500              521
South Orange County
CA Public Finance Auth. Rev.
7.00%, 9/1/2006 (1)                                         875              963
                                                                     -----------
                                                                          20,452
                                                                     -----------
Colorado (0.6%)
Colorado Springs CO Util. System Rev.
5.375%, 11/15/2013                                        2,775            3,033
                                                                     -----------

--------------------------------------------------------------------------------
                                                           Face          Market
Tax-Managed                                              Amount          Value^
Balanced Fund                                             (000)           (000)
--------------------------------------------------------------------------------
Connecticut (1.0%)
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)
5.00%, 9/1/2009 (4)                                     $ 5,000      $    5,424
                                                                     -----------
District of Columbia (1.0%)
District of Columbia GO
6.75%, 6/1/2005 (1)                                           5               5
5.50%, 6/1/2007 (4)                                       1,490           1,607
5.40%, 6/1/2012 (2)                                         455             491
District of Columbia Univ. Rev.
(George Washington Univ.)
6.00%, 9/15/2011 (1)                                      3,000           3,365
                                                                     -----------
                                                                          5,468
                                                                     -----------
Florida (2.3%)
Florida Board of Educ. Public Educ.
5.00%, 6/1/2008                                           3,675           3,953
Florida Division Board Financial Dept.
of General Services Systems Rev.
(Dept. of Environmental Protection)
5.00%, 7/1/2009 (1)                                       3,000           3,249
Florida Muni. Power Agency Rev.
(Stanton Project) VRDO
1.03%, 7/7/2004 (1)                                         600             600
Florida Turnpike Auth. Rev.
5.25%, 7/1/2009 (3)                                         485             525
5.25%, 7/1/2010 (3)                                         825             891
Sunshine State Florida Govt.
Financing Comm. Rev. VRDO
1.06%, 7/7/2004 (2)                                       1,550           1,550
Tampa FL Health System Rev.
(Catholic Healthcare East)
5.00%, 11/15/2009 (1)                                     1,000           1,076
                                                                     -----------
                                                                         11,844
                                                                     -----------
Georgia (1.4%)
Atlanta GA Airport Fac. Rev.
5.75%, 1/1/2013 (3)                                       3,370           3,705
Georgia Muni. Electric
Power Auth. Rev.
6.25%, 1/1/2012 (1)                                       3,000           3,487
                                                                     -----------
                                                                          7,192
                                                                     -----------
Hawaii (0.4%)
Hawaii GO
5.875%, 10/1/2010 (1) (Prere.)                            1,870           2,122
                                                                     -----------
Illinois (1.7%)
Chicago IL (City Colleges
Improvement) GO
0.00%, 1/1/2012 (3)                                       2,380           1,731
Illinois GO
5.25%, 8/1/2012 (1)                                       3,700           4,057
Illinois Health Fac. Auth. Rev.
(Univ. of Chicago Hosp. &
Health Systems) VRDO
1.10%, 7/1/2004 (1) $                                       500      $      500
Illinois Sales Tax Rev.
0.00%, 12/15/2016 (2)                                     5,000           2,736
                                                                     -----------
                                                                          9,024
                                                                     -----------
Indiana (0.9%)
Indiana Muni. Power
Agency Rev.
5.25%, 1/1/2015 (1)                                       4,440           4,748
                                                                     -----------
Louisiana (0.6%)
Louisiana GO
5.50%, 5/15/2015 (3)                                      2,665           2,896
                                                                     -----------
Maryland (1.3%)
Maryland GO
5.50%, 8/1/2008                                           2,250           2,480
Prince Georges County MD GO
5.00%, 10/1/2008                                          3,805           4,119
                                                                     -----------
                                                                          6,599
                                                                     -----------
Massachusetts (3.8%)
Chelsea MA GO
5.50%, 6/15/2011 (2)                                        740             809
5.50%, 6/15/2012 (2)                                        735             803
Massachusetts Bay Transp. Auth. Rev.
6.25%, 3/1/2005                                           1,000           1,031
5.125%, 3/1/2009 (Prere.)                                 1,695           1,842
Massachusetts Dev. Finance
Agency Rev. (Smith College) VRDO
1.07%, 7/7/2004                                           1,595           1,595
Massachusetts GO
5.00%, 8/1/2007                                           3,000           3,196
Massachusetts Health & Educ. Fac.
Auth. Rev. (Caritas Christi
Obligated Group)
6.50%, 7/1/2012                                           1,880           2,038
Massachusetts Health & Educ. Fac.
Auth. Rev. (Harvard Univ.) VRDO
0.95%, 7/7/2004                                           1,275           1,275
Massachusetts Health & Educ. Fac.
Auth. Rev. (Northeastern Univ.)
5.00%, 10/1/2017 (1)                                      1,000           1,037
Massachusetts Health & Educ. Fac.
Auth. Rev. (Wellesley College) VRDO
1.00%, 7/1/2004                                             730             730
Massachusetts Water Pollution
Abatement Trust
6.00%, 8/1/2010                                           1,780           2,006

--------------------------------------------------------------------------------
                                                           Face           Market
                                                         Amount           Value^
                                                          (000)            (000)
--------------------------------------------------------------------------------
Massachusetts Water
Resources Auth. Rev.
5.75%, 8/1/2004 (1) (Prere.)                              $ 300      $       306
5.25%, 8/1/2017 (4)                                       3,000            3,264
                                                                     -----------
                                                                          19,932
                                                                     -----------
Michigan (2.1%)
Detroit MI City School Dist.
5.00%, 5/1/2011 (3)                                       3,510            3,799
Dickinson County MI Memorial
Hosp. System Rev.
7.625%, 11/1/2004 (Prere.)                                  130              134
Michigan Building Auth. Rev.
5.30%, 10/1/2007 (2) (Prere.)                             1,250            1,374
5.125%, 10/15/2008 (Prere.)                               3,015            3,274
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)
5.875%, 10/1/2010 (Prere.)                                2,110            2,416
                                                                     -----------
                                                                          10,997
                                                                     -----------
Mississippi (1.0%)
Mississippi GO
5.50%, 12/1/2018                                          2,750            3,073
5.50%, 12/1/2019                                          2,000            2,235
                                                                     -----------
                                                                           5,308
                                                                     -----------
Missouri (1.5%)
Missouri Health & Educ. Fac.
Auth. (Washington Univ.)
6.00%, 3/1/2010 (Prere.)                                  4,000            4,565
Missouri Health & Educ. Fac. Auth.
Health Fac. Rev. (St. Luke's
Episcopal Presbyterian Hosp.)
5.50%, 12/1/2015 (4)                                      2,965            3,202
                                                                     -----------
                                                                           7,767
                                                                     -----------
Nebraska (0.1%)
Nebraska Public Power Dist. Rev.
5.25%, 1/1/2010 (1)                                         125              135
5.25%, 1/1/2011 (1)                                         225              242
                                                                     -----------
                                                                             377
                                                                     -----------
Nevada (0.5%)
Clark County NV Airport
Improvement Rev.
5.00%, 7/1/2005 (1)                                       1,705            1,761
Clark County NV School Dist. GO
5.90%, 6/15/2006 (3) (Prere.)                               750              810
                                                                     -----------
                                                                           2,571
                                                                     -----------
New Jersey (2.7%)
New Jersey Econ. Dev. Auth.
Market Transition Fac. Rev.
5.70%, 7/1/2004 (1) (Prere.)                                400              408
New Jersey GO
5.00%, 7/15/2009                                          3,000            3,241
New Jersey Transp. Corp. COP
5.50%, 9/15/2011 (2)                                     $3,000      $     3,325
New Jersey Transp. Trust Fund
Auth. Rev.
6.00%, 6/15/2005 (2)                                      2,500            2,604
6.00%, 6/15/2008                                            250              275
6.00%, 12/15/2011 (1) (Prere.)                              625              722
6.00%, 12/15/2011 (1) (Prere.)                            1,440            1,662
5.00%, 6/15/2014                                          1,555            1,635
6.00%, 12/15/2014 (1)                                       330              375
                                                                     -----------
                                                                          14,247
                                                                     -----------
New York (5.5%)
Erie County NY GO
6.125%, 1/15/2011 (3)                                       610              699
Hempstead NY GO
5.625%, 2/1/2006 (3) (Prere.)                               155              167
5.625%, 2/1/2011 (3)                                        685              733
Huntington NY GO
6.70%, 2/1/2010 (3)                                         375              437
Long Island NY Power Auth.
Electric System Rev.
5.50%, 12/1/2009 (2)                                      2,000            2,204
5.50%, 12/1/2012 (4) (ETM)                                2,000            2,250
Metro. New York Transp. Auth.
Rev. (Commuter Fac.)
6.00%, 7/1/2006 (1) (ETM)                                 1,000            1,075
Metro. New York Transp. Auth.
Rev. (Dedicated Petroleum Tax)
6.125%, 4/1/2010 (3) (Prere.)                             2,110            2,419
New York City NY GO
7.10%, 8/15/2004 (Prere.)                                   500              509
6.375%, 8/15/2005 (Prere.)                                  340              361
6.375%, 8/15/2009                                           300              319
New York City NY Muni. Water
Finance Auth. Water & Sewer
System Rev. VRDO
1.08%, 7/1/2004 (3)                                       3,000            3,000
New York City NY Transitional
Finance Auth. Rev.
5.875%, 11/1/2012                                         3,305            3,722
5.375%, 2/1/2013                                          2,000            2,193
New York State Dormitory Auth.
Rev. (State Univ.)
5.375%, 5/15/2007 (2)                                       400              431
New York State Dormitory Auth.
Rev. (Vassar Brothers Hosp.)
5.10%, 7/1/2010 (4)                                       1,500            1,604
New York State Environmental
Fac. Corp. PCR (State Water
Recovery Fund)
6.35%, 6/15/2006                                            225              229

--------------------------------------------------------------------------------
                                                            Face          Market
Tax-Managed                                               Amount          Value^
Balanced Fund                                              (000)           (000)
--------------------------------------------------------------------------------
New York State Thruway
Auth. Rev. (Service Contract)
5.50%, 4/1/2014                                           $4,000     $     4,329
Suffolk County NY GO
5.00%, 4/1/2007 (3)                                        1,120           1,192
Triborough Bridge & Tunnel Auth.
New York Rev. VRDO
1.06%, 7/7/2004 (4)                                          850             850
                                                                     -----------
                                                                          28,723
                                                                     -----------
North Carolina (0.9%)
North Carolina Eastern Muni.
Power Agency Rev.
5.125%, 1/1/2014                                           2,400           2,486
North Carolina GO
5.00%, 3/1/2020                                            2,000           2,078
                                                                     -----------
                                                                           4,564
                                                                     -----------
Ohio (4.8%)
Butler County OH Transp.
Improvement Dist. Rev.
6.00%, 4/1/2012 (4)                                        2,250           2,511
Cleveland OH Public Power
System Rev.
7.00%, 11/15/2004 (1) (Prere.)                             2,750           2,862
Hamilton County OH Hosp. Fac. Rev.
(Health Alliance of Greater
Cincinnati) VRDO
1.03%, 7/7/2004 (1)                                        2,097           2,097
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)
5.625%, 9/1/2013 (1)                                       1,775           1,932
OH Infrastructure Improvements
5.50%, 2/1/2019                                            2,000           2,226
Ohio Higher Educ. Fac. Comm.
Rev. (Case Western Reserve
Univ.) VRDO
1.08%, 7/1/2004                                            1,275           1,275
Ohio Housing Finance Agency
Mortgage Rev.
5.025%, 3/1/2021                                             200             201
Ohio St. Conservation Projects
5.00%, 3/1/2017                                            3,885           4,076
Ohio Water Dev. Auth.
Water PCR
5.00%, 6/1/2017                                            5,000           5,243
Ohio Water Dev. Auth. Rev.
6.00%, 12/1/2004 (2) (Prere.)                                315             319
6.00%, 12/1/2008 (2)                                          75              76
Ohio Water Dev. Auth. Rev.
(Pure Water)
5.75%, 12/1/2005 (1)                                         105             106
Univ. of Toledo OH General
Receipts VRDO
1.08%, 7/1/2004 (3)                                       $2,100     $     2,100
                                                                     -----------
                                                                          25,024
                                                                     -----------
Oregon (0.5%)
Oregon State Dept.
Administrative Services
5.75%, 4/1/2009 (4) (Prere.)                               2,400           2,699
                                                                     -----------
Pennsylvania (3.4%)
Geisinger Health System Auth.
of Pennsylvania Rev. (Penn State
Geisinger Health System) VRDO
1.10%, 7/1/2004                                            2,750           2,750
Montgomery County PA IDA PCR
(PECO Energy) PUT
5.20%, 10/1/2004                                           2,000           2,014
Pennsylvania Convention Center
Auth. Rev.
6.70%, 9/1/2014 (1)                                          500             514
Pennsylvania GO
5.00%, 7/1/2009 (3)                                        5,000           5,423
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Carnegie Mellon Univ.) VRDO
1.10%, 7/1/2004                                            1,300           1,300
Pennsylvania Turnpike Comm. Oil
Franchise Tax Rev.
5.25%, 12/1/2009 (2) (ETM)                                   420             458
5.25%, 12/1/2009 (2)                                         195             212
5.25%, 12/1/2011 (2) (ETM)                                   310             337
5.25%, 12/1/2011 (2)                                         145             157
Philadelphia PA Airport Parking Auth.
5.75%, 9/1/2008 (2)                                        1,150           1,269
Philadelphia PA Hosp. & Higher
Educ. Fac. Auth. Rev. (Children's
Hosp. of Philadelphia) VRDO
1.10%, 7/1/2004                                              400             400
Philadelphia PA School Dist. GO
6.25%, 9/1/2005 (2)                                          870             915
Philadelphia PA Water &
Waste Water Rev.
6.25%, 8/1/2009 (1)                                        1,000           1,138
Pittsburgh PA GO
5.20%, 3/1/2010 (3)                                          580             599
Pittsburgh PA Water &
Sewer Auth. Rev.
5.60%, 9/1/2005 (3) (Prere.)                                 235             246
                                                                     -----------
                                                                          17,732
                                                                     -----------
Puerto Rico (0.5%)
Puerto Rico Public Buildings Auth.
Govt. Fac. Rev.
5.25%, 7/1/2014 (3)                                        2,425           2,682
                                                                     -----------

--------------------------------------------------------------------------------
                                                            Face          Market
                                                          Amount          Value^
                                                           (000)           (000)
--------------------------------------------------------------------------------
South Carolina (0.5%)
South Carolina GO
5.00%, 7/1/2008                                           $2,250     $     2,432
                                                                     -----------
South Dakota (0.2%)
South Dakota Building Auth. Lease Rev.
5.25%, 12/1/2010 (2)                                       1,000           1,078
                                                                     -----------
Tennessee (0.9%)
Memphis TN Electric System Rev.
5.00%, 12/1/2010 (1)                                       2,300           2,489
Metro. Govt. of Nashville & Davidson
County TN Water & Sewer Rev.
6.50%, 1/1/2009 (3)                                        2,000           2,276
                                                                     -----------
                                                                           4,765
                                                                     -----------
Texas (3.3%)
Austin TX Combined Util. System Rev.
5.60%, 5/15/2005 (1) (Prere.)                              1,205           1,247
Austin TX Water &
Wastewater System Rev.
5.75%, 5/15/2011 (1)                                       2,200           2,447
Brazos River TX Harbor Navigation
Dist. Brazoria County Environmental
(Dow Chemical Co. Project) PUT
5.20%, 5/15/2008                                             800             842
Carrollton TX Independent
School Dist. GO
6.00%, 2/15/2009 (Prere.)                                  2,925           3,278
Dallas TX Civic Center Refunding &
Improvement Rev.
4.60%, 8/15/2009 (1)                                         110             116
4.70%, 8/15/2010 (1)                                         815             858
Houston TX Water &
Sewer System Rev.
0.00%, 12/1/2008 (2)                                       2,750           2,360
Lubbock TX Health Fac. Dev. Corp. Rev.
(St. Joseph's Health System)
5.00%, 7/1/2008 (4)                                        1,645           1,762
San Antonio TX Electric & Gas Rev.
5.125%, 2/1/2009                                           1,000           1,082
San Antonio TX Water Rev.
6.50%, 5/15/2010 (1) (ETM)                                    75              85
Texas Muni. Power Agency Rev.
0.00%, 9/1/2010 (2) (ETM)                                    160             127
Univ. of Houston TX Rev.
5.25%, 2/15/2009 (4)                                       3,000           3,262
                                                                     -----------
                                                                          17,466
                                                                     -----------
Utah (0.1%)
Intermountain Power Agency
Utah Power Supply Rev.
5.20%, 7/1/2006 (ETM)                                        400             405
Salt Lake City UT Building
Auth. Lease Rev.
5.90%, 10/1/2004 (1) (Prere.)                              $ 260             266
                                                                     -----------
                                                                     $       671
                                                                     -----------
Virginia (0.4%)
Virginia Commonwealth Transp.
Board Federal Highway Rev.
5.00%, 10/1/2009                                           2,000           2,166
                                                                     -----------
Washington (0.4%)
King County WA Library System GO
6.05%, 12/1/2006 (Prere.)                                  1,000           1,088
Washington GO
6.00%, 6/1/2012                                            1,000           1,145
                                                                     -----------
                                                                           2,233
                                                                     -----------
Wisconsin (0.6%)
Wisconsin GO
5.75%, 5/1/2011 (Prere.)                                   1,355           1,531
5.75%, 5/1/2011 (Prere.)                                   1,340           1,514
                                                                     -----------
                                                                           3,045
                                                                     -----------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost $260,785)                                                          267,628
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
1.46%, 7/1/2004--Note E
(Cost $376)                                                  376             376
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.4%)
(Cost $429,517)                                                          519,407
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.6%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                       4,359
Liabilities--Note E                                                      (1,166)
                                                                     -----------
                                                                           3,193
                                                                     -----------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 29,434,384 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                               $522,600
================================================================================

NET ASSET VALUE PER SHARE                                                 $17.75
================================================================================

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT–Real Estate Investment Trust.

--------------------------------------------------------------------------------
Tax-Managed                                                 Amount           Per
Balanced Fund                                                (000)         Share
--------------------------------------------------------------------------------
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                           $468,963        $15.93
Overdistributed Net
Investment Income                                            (130)            --
Accumulated Net Realized Losses                           (36,123)        (1.23)
Unrealized Appreciation                                     89,890          3.05
--------------------------------------------------------------------------------
NET ASSETS                                                $522,600        $17.75
================================================================================

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

KEY TO ABBREVIATIONS

BAN–Bond Anticipation Note.
COP–Certificate of Participation.
CP–Commercial Paper.
FR–Floating Rate.
GAN–Grant Anticipation Note.
GO–General Obligation Bond.
IDA–Industrial Development Authority Bond.
IDR–Industrial Development Revenue Bond.
PCR–Pollution Control Revenue Bond.
PUT–Put Option Obligation.
RAN–Revenue Anticipation Note.
TAN–Tax Anticipation Note.
TOB–Tender Option Bond.
TRAN–Tax Revenue Anticipation Note.
UFSD–Union Free School District.
USD–United School District.
VRDO–Variable Rate Demand Obligation.
(ETM)–Escrowed to Maturity.
(Prere.)–Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (AMBAC Indemnity Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC–Scheduled principal and interest payments are guaranteed by bank letter of credit.

--------------------------------------------------------------------------------
                                                                         Market
Tax-Managed                                                              Value^
Growth and Income Fund                                   Shares           (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)
--------------------------------------------------------------------------------
Auto & Transportation (2.6%)
    United Parcel Service, Inc.                         260,600      $   19,589
    Ford Motor Co.                                      423,211           6,623
    General Motors Corp.                                130,502           6,080
    FedEx Corp.                                          68,984           5,635
    Harley-Davidson, Inc.                                68,200           4,224
    Union Pacific Corp.                                  59,800           3,555
    Southwest Airlines Co.                              182,932           3,068
    Burlington Northern
    Santa Fe Corp.                                       85,627           3,003
    Norfolk Southern Corp.                               90,519           2,401
    PACCAR, Inc.                                         40,610           2,355
    CSX Corp.                                            49,514           1,623
    Genuine Parts Co.                                    40,537           1,608
    Delphi Corp.                                        129,573           1,384
    Dana Corp.                                           34,593             678
*   Navistar International Corp.                         16,256             630
    Cooper Tire & Rubber Co.                             17,185             395
*   The Goodyear Tire & Rubber Co.                       40,116             365
    Visteon Corp.                                        29,895             349
*   Delta Air Lines, Inc.                                29,000             206
                                                                     -----------
                                                                         63,771
                                                                     -----------
Consumer Discretionary (13.7%)
    Wal-Mart Stores, Inc.                               991,628          52,318
*   Time Warner, Inc.                                 1,054,214          18,533
    Home Depot, Inc.                                    513,844          18,087
    Viacom Inc. Class B                                 396,706          14,170
*   eBay Inc.                                           151,900          13,967
    The Walt Disney Co.                                 474,396          12,092
*   Yahoo! Inc.                                         311,300          11,310
    Gillette Co.                                        231,916           9,833
    Lowe's Cos., Inc.                                   181,712           9,549
    Target Corp.                                        211,128           8,967
    Kimberly-Clark Corp.                                115,844           7,632
    McDonald's Corp.                                    291,030           7,567
    Carnival Corp.                                      146,200           6,871
    Cendant Corp.                                       235,697           5,770
    Gannett Co., Inc.                                    62,904           5,337
    Clear Channel
    Communications, Inc.                                142,257           5,256
    The Gap, Inc.                                       207,985           5,044
    Avon Products, Inc.                                 109,068           5,032
    NIKE, Inc. Class B                                   61,012           4,622
    Costco Wholesale Corp.                              106,052           4,356
    Waste Management, Inc.                              134,151           4,112
*   Starbucks Corp.                                      91,600           3,983
*   Electronic Arts Inc.                                 70,100           3,824
    Best Buy Co., Inc.                                   74,950           3,803
*   Apollo Group, Inc. Class A                           40,900           3,611
    Tribune Co.                                          75,691           3,447
    Staples, Inc.                                       115,100      $    3,374
    The McGraw-Hill Cos., Inc.                           43,976           3,367
*   Kohl's Corp.                                         79,000           3,340
    Omnicom Group Inc.                                   43,700           3,316
    International Game Technology                        80,800           3,119
    TJX Cos., Inc.                                      114,608           2,767
*   Bed Bath & Beyond, Inc.                              69,500           2,672
    Marriott International, Inc.
    Class A                                              52,168           2,602
*   Yum! Brands, Inc.                                    66,850           2,488
    J.C. Penney Co., Inc. (Holding Co.)                  65,306           2,466
*   Univision Communications Inc.                        74,787           2,388
    Starwood Hotels & Resorts
    Worldwide, Inc.                                      47,900           2,148
    Federated Department Stores, Inc.                    41,700           2,047
    Limited Brands, Inc.                                108,994           2,038
    Cintas Corp.                                         39,682           1,892
    Sears, Roebuck & Co.                                 49,399           1,865
    May Department Stores Co.                            67,120           1,845
    Eastman Kodak Co.                                    66,528           1,795
    Mattel, Inc.                                         98,120           1,791
    R.R. Donnelley & Sons Co.                            50,127           1,655
    Hilton Hotels Corp.                                  88,467           1,651
*   AutoZone Inc.                                        19,300           1,546
    New York Times Co. Class A                           34,530           1,544
    Dollar General Corp.                                 76,562           1,498
    Newell Rubbermaid, Inc.                              63,473           1,492
    Harrah's Entertainment, Inc.                         25,949           1,404
    Nordstrom, Inc.                                      32,348           1,378
*   Interpublic Group of Cos., Inc.                      97,354           1,337
    Knight Ridder                                        18,270           1,315
*   Office Depot, Inc.                                   72,200           1,293
    Tiffany & Co.                                        33,800           1,246
    VF Corp.                                             25,442           1,239
    Family Dollar Stores, Inc.                           39,700           1,208
    Robert Half International, Inc.                      39,900           1,188
    Leggett & Platt, Inc.                                44,400           1,186
    Jones Apparel Group, Inc.                            29,200           1,153
    Black & Decker Corp.                                 18,286           1,136
    Whirlpool Corp.                                      15,953           1,094
    RadioShack Corp.                                     37,364           1,070
*   AutoNation, Inc.                                     62,100           1,062
    Alberto-Culver Co. Class B                           20,879           1,047
*   Allied Waste Industries, Inc.                        73,700             971
    Liz Claiborne, Inc.                                  25,838             930
    Wendy's International, Inc.                          26,351             918
    Sabre Holdings Corp.                                 32,231             893
    The Stanley Works                                    18,706             853
    International Flavors &
    Fragrances, Inc.                                     21,982             822
*   Toys R Us, Inc.                                      49,791             793

--------------------------------------------------------------------------------
                                                                         Market
Tax-Managed                                                              Value^
Growth and Income Fund                                   Shares           (000)
--------------------------------------------------------------------------------
    Hasbro, Inc.                                         41,025      $      779
    Darden Restaurants Inc.                              37,411             769
*   Monster Worldwide Inc.                               27,300             702
    Meredith Corp.                                       11,696             643
    Circuit City Stores, Inc.                            46,100             597
*   Convergys Corp.                                      33,300             513
    Reebok International Ltd.                            13,991             503
    Maytag Corp.                                         18,364             450
    Snap-On Inc.                                         13,367             448
    Dillard's Inc.                                       19,386             432
*   Big Lots Inc.                                        26,752             387
    Viacom Inc. Class A                                   3,800             138
                                                                     -----------
                                                                        337,696
                                                                     -----------
Consumer Staples (7.8%)
    The Procter & Gamble Co.                            594,302          32,354
    The Coca-Cola Co.                                   563,126          28,427
    Altria Group, Inc.                                  474,179          23,733
    PepsiCo, Inc.                                       394,615          21,262
    Anheuser-Busch Cos., Inc.                           185,828          10,035
    Walgreen Co.                                        236,860           8,577
    Colgate-Palmolive Co.                               122,912           7,184
    Sysco Corp.                                         147,716           5,299
    Sara Lee Corp.                                      183,072           4,209
    General Mills, Inc.                                  87,282           4,149
    Kellogg Co.                                          95,036           3,977
    CVS Corp.                                            92,024           3,867
    ConAgra Foods, Inc.                                 122,392           3,314
    Wm. Wrigley Jr. Co.                                  51,994           3,278
    H.J. Heinz Co.                                       81,288           3,186
    Coca-Cola Enterprises, Inc.                         108,800           3,154
*   The Kroger Co.                                      171,876           3,128
    Hershey Foods Corp.                                  59,896           2,771
    The Clorox Co.                                       49,114           2,641
*   Safeway, Inc.                                       103,306           2,618
    Campbell Soup Co.                                    95,212           2,559
    Albertson's, Inc.                                    84,874           2,253
    The Pepsi Bottling Group, Inc.                       59,800           1,826
    UST, Inc.                                            38,399           1,382
    Brown-Forman Corp. Class B                           28,044           1,354
    R.J. Reynolds Tobacco
    Holdings, Inc.                                       19,700           1,332
    McCormick & Co., Inc.                                31,800           1,081
    SuperValu Inc.                                       31,392             961
    Adolph Coors Co. Class B                              8,528             617
    Winn-Dixie Stores, Inc.                              32,508             234
                                                                     -----------
                                                                        190,762
                                                                     -----------
Financial Services (21.4%)
    Citigroup, Inc.                                   1,195,810          55,605
    American International
    Group, Inc.                                         603,063          42,986
    Bank of America Corp.                               471,436          39,893
    Wells Fargo & Co.                                   390,104          22,326
    J.P. Morgan Chase & Co.                             481,490      $   18,667
    Fannie Mae                                          224,032          15,987
    American Express Co.                                295,419          15,179
    Wachovia Corp.                                      303,930          13,525
    Morgan Stanley                                      254,078          13,408
    Bank One Corp.                                      259,354          13,227
    U.S. Bancorp                                        438,154          12,076
    Merrill Lynch & Co., Inc.                           222,084          11,988
    The Goldman Sachs Group, Inc.                       111,500          10,499
    Freddie Mac                                         159,160          10,075
    First Data Corp.                                    201,603           8,975
    Washington Mutual, Inc.                             199,870           7,723
    MBNA Corp.                                          295,292           7,616
    Allstate Corp.                                      162,380           7,559
    Fifth Third Bancorp                                 130,054           6,994
    Metropolitan Life Insurance Co.                     174,700           6,263
    St. Paul Travelers Cos., Inc.                       154,196           6,251
    Automatic Data Processing, Inc.                     136,436           5,714
    Prudential Financial, Inc.                          121,800           5,660
    Marsh & McLennan Cos., Inc.                         120,912           5,487
    National City Corp.                                 152,660           5,345
    The Bank of New York Co., Inc.                      179,700           5,298
    Lehman Brothers Holdings, Inc.                       63,963           4,813
    AFLAC Inc.                                          117,800           4,807
    BB&T Corp.                                          129,596           4,791
    The Hartford Financial
    Services Group Inc.                                  67,602           4,647
    Countrywide Financial Corp.                          64,699           4,545
    Progressive Corp. of Ohio                            50,300           4,291
    SunTrust Banks, Inc.                                 65,252           4,241
    SLM Corp.                                           101,600           4,110
    State Street Corp.                                   77,800           3,815
    Capital One Financial Corp.                          55,400           3,788
    Golden West Financial Corp.                          35,354           3,760
    PNC Financial Services Group                         65,331           3,468
    Charles Schwab Corp.                                316,075           3,037
    The Chubb Corp.                                      43,909           2,994
    Paychex, Inc.                                        87,175           2,953
    SouthTrust Corp.                                     76,100           2,953
    Franklin Resources Corp.                             57,700           2,890
    Mellon Financial Corp.                               98,056           2,876
    KeyCorp                                              94,948           2,838
    ACE Ltd.                                             65,500           2,769
    Loews Corp.                                          42,900           2,572
    The Principal Financial Group, Inc.                  73,700           2,563
    Equity Office Properties Trust REIT                  93,400           2,540
    Simon Property Group, Inc. REIT                      48,100           2,473
    XL Capital Ltd. Class A                              31,900           2,407
    M & T Bank Corp.                                     27,456           2,397
    Charter One Financial, Inc.                          51,802           2,289
    CIGNA Corp.                                          32,738           2,253
    Moody's Corp.                                        34,680           2,242

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value^
                                                         Shares           (000)
--------------------------------------------------------------------------------
    Comerica, Inc.                                       39,953      $    2,193
    Northern Trust Corp.                                 50,988           2,156
    Aon Corp.                                            72,750           2,071
    AmSouth Bancorp                                      81,263           2,070
    Bear Stearns Co., Inc.                               24,201           2,040
    Marshall & Ilsley Corp.                              51,300           2,005
    Lincoln National Corp.                               41,342           1,953
    H & R Block, Inc.                                    40,600           1,936
    Equity Residential REIT                              64,800           1,926
    MBIA, Inc.                                           33,400           1,908
    Regions Financial Corp.                              50,600           1,849
    Ambac Financial Group, Inc.                          25,000           1,836
    Synovus Financial Corp.                              70,500           1,785
*   Fiserv, Inc.                                         45,150           1,756
*   SunGard Data Systems, Inc.                           67,100           1,745
    MGIC Investment Corp.                                22,900           1,737
    Cincinnati Financial Corp.                           38,850           1,691
    Jefferson-Pilot Corp.                                32,443           1,648
    North Fork Bancorp, Inc.                             40,200           1,530
    T. Rowe Price Group Inc.                             29,200           1,472
    SAFECO Corp.                                         32,120           1,413
    Torchmark Corp.                                      25,798           1,388
    ProLogis REIT                                        41,900           1,379
    Plum Creek Timber Co. Inc. REIT                      42,300           1,378
    First Horizon National Corp.                         28,800           1,310
    Union Planters Corp.                                 43,850           1,307
    Zions Bancorp                                        20,800           1,278
    Huntington Bancshares Inc.                           53,110           1,216
    Sovereign Bancorp, Inc.                              53,800           1,189
    UnumProvident Corp.                                  68,762           1,093
*   Providian Financial Corp.                            67,728             994
*   E*TRADE Financial Corp.                              84,442             942
    Janus Capital Group Inc.                             55,600             917
    Dow Jones & Co., Inc.                                19,040             859
    Equifax, Inc.                                        31,800             787
    Federated Investors, Inc.                            25,200             765
    Apartment Investment &
    Management Co. Class A REIT                          21,800             679
    Ryder System, Inc.                                   15,064             604
    Deluxe Corp.                                         11,582             504
    Provident Financial Group, Inc.                       3,100             122
                                                                     -----------
                                                                        527,879
                                                                     -----------
Health Care (13.2%)
    Pfizer Inc.                                       1,764,387          60,483
    Johnson & Johnson                                   686,392          38,232
    Merck & Co., Inc.                                   513,758          24,403
    Eli Lilly & Co.                                     261,096          18,253
*   Amgen, Inc.                                         294,004          16,044
    Abbott Laboratories                                 360,594          14,698
    Medtronic, Inc.                                     280,236          13,653
    Wyeth                                               308,236          11,146
    Bristol-Myers Squibb Co.                            449,476          11,012
    UnitedHealth Group Inc.                             142,281      $    8,857
*   Boston Scientific Corp.                             192,964           8,259
    Cardinal Health, Inc.                                99,468           6,968
    Schering-Plough Corp.                               340,185           6,287
    Stryker Corp.                                        92,400           5,082
*   Zimmer Holdings, Inc.                                56,397           4,974
*   Biogen Idec Inc.                                     78,525           4,967
    Baxter International, Inc.                          141,588           4,886
*   Forest Laboratories, Inc.                            85,400           4,836
    HCA Inc.                                            112,486           4,678
    Guidant Corp.                                        72,600           4,057
*   WellPoint Health Networks Inc.
    Class A                                              35,900           4,021
*   Caremark Rx, Inc.                                   105,892           3,488
*   St. Jude Medical, Inc.                               40,792           3,086
    Becton, Dickinson & Co.                              58,692           3,040
    Aetna Inc.                                           35,159           2,989
*   Anthem, Inc.                                         32,010           2,867
    Allergan, Inc.                                       30,436           2,725
    Biomet, Inc.                                         58,715           2,609
*   Genzyme Corp.-General Division                       52,400           2,480
*   Medco Health Solutions, Inc.                         62,601           2,348
    McKesson Corp.                                       67,769           2,326
*   Gilead Sciences, Inc.                                30,600           2,050
    Quest Diagnostics, Inc.                              24,000           2,039
*   Chiron Corp.                                         43,700           1,951
    AmerisourceBergen Corp.                              26,000           1,554
*   Tenet Healthcare Corp.                              107,899           1,447
*   Express Scripts Inc.                                 18,100           1,434
    C.R. Bard, Inc.                                      24,154           1,368
*   MedImmune Inc.                                       57,400           1,343
    IMS Health, Inc.                                     54,546           1,279
    Health Management
    Associates Class A                                   56,200           1,260
    Mylan Laboratories, Inc.                             61,900           1,253
*   Hospira, Inc.                                        36,189             999
    Bausch & Lomb, Inc.                                  12,202             794
*   Watson Pharmaceuticals, Inc.                         25,300             681
    Manor Care, Inc.                                     20,613             674
*   King Pharmaceuticals, Inc.                           55,766             639
*   Humana Inc.                                          37,700             637
*   Millipore Corp.                                      11,294             637
                                                                     -----------
                                                                        325,793
                                                                     -----------
Integrated Oils (4.6%)
    ExxonMobil Corp.                                  1,512,294          67,161
    ChevronTexaco Corp.                                 247,375          23,280
    ConocoPhillips Co.                                  158,493          12,091
    Occidental Petroleum Corp.                           90,345           4,374
    Marathon Oil Corp.                                   79,778           3,019
    Unocal Corp.                                         61,023           2,319
    Amerada Hess Corp.                                   20,817           1,648
                                                                     -----------
                                                                        113,892
                                                                     -----------

--------------------------------------------------------------------------------
                                                                         Market
Tax-Managed                                                              Value^
Growth and Income Fund                                   Shares           (000)
--------------------------------------------------------------------------------
Other Energy (1.9%)
    Schlumberger Ltd.                                   136,110      $    8,644
    Devon Energy Corp.                                   55,503           3,663
    Anadarko Petroleum Corp.                             58,309           3,417
    Burlington Resources, Inc.                           91,834           3,323
    Apache Corp.                                         75,350           3,281
    Halliburton Co.                                     101,978           3,086
    Baker Hughes, Inc.                                   77,091           2,902
    Valero Energy Corp.                                  29,800           2,198
*   Transocean Inc.                                      74,200           2,147
    Kerr-McGee Corp.                                     34,520           1,856
*   BJ Services Co.                                      37,100           1,701
    EOG Resources, Inc.                                  26,900           1,606
*   Nabors Industries, Inc.                              34,300           1,551
    Williams Cos., Inc.                                 120,800           1,438
*   Noble Corp.                                          31,300           1,186
    El Paso Corp.                                       148,100           1,167
    Sunoco, Inc.                                         17,545           1,116
*   Rowan Cos., Inc.                                     24,586             598
*   Calpine Corp.                                        96,761             418
*   Dynegy, Inc.                                         88,100             375
                                                                     -----------
                                                                         45,673
                                                                     -----------
Materials & Processing (3.5%)
    E.I. du Pont de Nemours & Co.                       231,233          10,271
    Dow Chemical Co.                                    216,396           8,807
    Alcoa Inc.                                          200,956           6,638
    International Paper Co.                             112,132           5,012
    Newmont Mining Corp.
    (Holding Co.)                                       102,309           3,965
    Weyerhaeuser Co.                                     55,769           3,520
    Masco Corp.                                         101,368           3,161
    Praxair, Inc.                                        75,220           3,002
    Air Products & Chemicals, Inc.                       52,480           2,753
    Archer-Daniels-Midland Co.                          150,414           2,524
    PPG Industries, Inc.                                 39,625           2,476
    Monsanto Co.                                         61,420           2,365
    Georgia Pacific Group                                58,984           2,181
    Rohm & Haas Co.                                      51,857           2,156
*   American Standard Cos., Inc.                         49,900           2,011
    Ecolab, Inc.                                         59,560           1,888
*   Phelps Dodge Corp.                                   21,556           1,671
    Avery Dennison Corp.                                 25,484           1,631
    Nucor Corp.                                          18,197           1,397
    Sherwin-Williams Co.                                 33,194           1,379
    MeadWestvaco Corp.                                   46,679           1,372
    Freeport-McMoRan
    Copper & Gold, Inc. Class B                          40,800           1,353
    Vulcan Materials Co.                                 23,600           1,122
*   Sealed Air Corp.                                     19,536           1,041
    Sigma-Aldrich Corp.                                  16,100             960
    Ball Corp.                                           13,002             937
    Engelhard Corp.                                      28,790      $      930
    United States Steel Corp.                            26,200             920
    Fluor Corp.                                          19,080             910
*   Pactiv Corp.                                         35,577             887
    Temple-Inland Inc.                                   12,800             886
    Ashland, Inc.                                        16,406             866
    Eastman Chemical Co.                                 17,982             831
    Boise Cascade Corp.                                  20,330             765
    Bemis Co., Inc.                                      24,850             702
    Louisiana-Pacific Corp.                              25,300             598
    Worthington Industries, Inc.                         19,802             407
    Allegheny Technologies Inc.                          18,900             341
    Great Lakes Chemical Corp.                           11,543             312
*   Hercules, Inc.                                       25,417             310
                                                                     -----------
                                                                         85,258
                                                                     -----------
Producer Durables (4.2%)
    United Technologies Corp.                           118,789          10,867
    The Boeing Co.                                      194,883           9,957
*   Applied Materials, Inc.                             389,700           7,646
    Illinois Tool Works, Inc.                            71,538           6,860
    Caterpillar, Inc.                                    78,990           6,275
    Emerson Electric Co.                                 97,432           6,192
    Lockheed Martin Corp.                               103,676           5,399
    Northrop Grumman Corp.                               83,198           4,468
    Deere & Co.                                          57,679           4,046
    Danaher Corp.                                        71,100           3,687
*   Agilent Technologies, Inc.                          111,501           3,265
*   Lexmark International, Inc.                          30,000           2,896
    Ingersoll-Rand Co.                                   40,190           2,745
*   Xerox Corp.                                         185,230           2,686
    Pitney Bowes, Inc.                                   53,380           2,362
*   KLA-Tencor Corp.                                     45,400           2,242
    Dover Corp.                                          47,180           1,986
    Parker Hannifin Corp.                                27,673           1,645
    Pulte Homes, Inc.                                    29,342           1,527
    Molex, Inc.                                          44,025           1,412
    Rockwell Collins, Inc.                               41,153           1,371
*   Waters Corp.                                         27,700           1,324
    Centex Corp.                                         28,632           1,310
    Cooper Industries, Inc. Class A                      21,395           1,271
    W.W. Grainger, Inc.                                  21,146           1,216
*   Thermo Electron Corp.                                38,500           1,183
*   Novellus Systems, Inc.                               34,300           1,078
*   Teradyne, Inc.                                       45,100           1,024
    American Power
    Conversion Corp.                                     46,600             916
    Goodrich Corp.                                       27,354             884
    Pall Corp.                                           28,895             757
    KB HOME                                              10,911             749
*   Andrew Corp.                                         37,400             748
    Tektronix, Inc.                                      19,752             672

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value^
                                                         Shares           (000)
--------------------------------------------------------------------------------
    Cummins Inc.                                         10,041      $      628
    Crane Co.                                            13,954             438
    Thomas & Betts Corp.                                 13,628             371
*   Power-One, Inc.                                      19,000             209
                                                                     -----------
                                                                        104,312
                                                                     -----------
Technology (15.0%)
    Microsoft Corp.                                   2,496,068          71,288
    Intel Corp.                                       1,495,536          41,277
*   Cisco Systems, Inc.                               1,563,405          37,053
    International Business
    Machines Corp.                                      389,701          34,352
*   Dell Inc.                                           583,300          20,894
    Hewlett-Packard Co.                                 704,981          14,875
*   Oracle Corp.                                      1,201,072          14,329
    QUALCOMM Inc.                                       187,300          13,669
    Motorola, Inc.                                      541,873           9,889
    Texas Instruments, Inc.                             400,169           9,676
*   EMC Corp.                                           564,850           6,439
    General Dynamics Corp.                               45,932           4,561
*   Corning, Inc.                                       317,039           4,141
    Analog Devices, Inc.                                 86,800           4,087
    Maxim Integrated Products, Inc.                      74,400           3,900
    Computer Associates
    International, Inc.                                 135,400           3,799
*   Lucent Technologies, Inc.                           992,810           3,753
    Raytheon Co.                                        103,619           3,706
*   Broadcom Corp.                                       72,700           3,400
*   Sun Microsystems, Inc.                              770,484           3,344
*   Symantec Corp.                                       72,200           3,161
*   Apple Computer, Inc.                                 88,100           2,867
    Linear Technology Corp.                              71,600           2,826
*   Veritas Software Corp.                               99,989           2,770
    Xilinx, Inc.                                         80,300           2,675
    Adobe Systems, Inc.                                  55,200           2,567
*   Micron Technology, Inc.                             140,946           2,158
    Electronic Data Systems Corp.                       111,800           2,141
*   Computer Sciences Corp.                              43,544           2,022
*   Altera Corp.                                         86,436           1,921
*   National Semiconductor Corp.                         82,760           1,820
*   Network Appliance, Inc.                              80,200           1,727
*   Intuit, Inc.                                         44,500           1,717
*   Affiliated Computer
    Services, Inc. Class A                               31,500           1,668
    Rockwell Automation, Inc.                            43,153           1,619
*   Avaya Inc.                                          102,359           1,616
*   PeopleSoft, Inc.                                     84,800           1,569
*   Solectron Corp.                                     221,900           1,436
*   Advanced Micro Devices, Inc.                         82,200           1,307
*   JDS Uniphase Corp.                                  334,675           1,268
*   Siebel Systems, Inc.                                116,700           1,246
    Scientific-Atlanta, Inc.                             35,356           1,220
*   Jabil Circuit, Inc.                                  46,700      $    1,176
    Autodesk, Inc.                                       26,420           1,131
*   Sanmina-SCI Corp.                                   121,100           1,102
*   NCR Corp.                                            21,780           1,080
*   Unisys Corp.                                         77,481           1,075
*   Mercury Interactive Corp.                            21,200           1,056
    Applera Corp.-
    Applied Biosystems Group                             46,900           1,020
*   BMC Software, Inc.                                   51,685             956
*   Comverse Technology, Inc.                            45,500             907
*   Tellabs, Inc.                                        96,500             843
*   Citrix Systems, Inc.                                 39,600             806
    Symbol Technologies, Inc.                            54,550             804
*   NVIDIA Corp.                                         38,600             791
*   Novell, Inc.                                         89,902             754
*   LSI Logic Corp.                                      88,874             677
    PerkinElmer, Inc.                                    29,680             595
*   Compuware Corp.                                      89,800             593
*   PMC Sierra Inc.                                      41,100             590
*   QLogic Corp.                                         21,600             574
*   ADC Telecommunications, Inc.                        188,000             534
*   CIENA Corp.                                         131,849             490
*   Gateway, Inc.                                        86,500             389
*   Applied Micro Circuits Corp.                         72,500             386
*   Parametric Technology Corp.                          62,300             312
                                                                     -----------
                                                                        370,394
                                                                     -----------
Utilities (6.7%)
    Verizon Communications Inc.                         640,464          23,178
    SBC Communications Inc.                             765,670          18,567
*   Comcast Corp. Class A                               461,230          12,928
    BellSouth Corp.                                     424,072          11,119
*   AT&T Wireless Services Inc.                         630,509           9,029
*   Nextel Communications, Inc.                         256,500           6,838
    Sprint Corp.                                        329,680           5,802
    Exelon Corp.                                        152,686           5,083
    Southern Co.                                        170,412           4,968
    Dominion Resources, Inc.                             75,633           4,771
    Duke Energy Corp.                                   211,906           4,300
    ALLTEL Corp.                                         71,136           3,601
    TXU Corp.                                            74,744           3,028
    Entergy Corp.                                        53,286           2,985
    American Electric
    Power Co., Inc.                                      91,537           2,929
    FirstEnergy Corp.                                    76,161           2,849
    FPL Group, Inc.                                      42,749           2,734
*   PG&E Corp.                                           96,758           2,703
    AT&T Corp.                                          183,798           2,689
    Progress Energy, Inc.                                57,011           2,511
    Consolidated Edison Inc.                             55,900           2,223
    Public Service Enterprise
    Group, Inc.                                          54,735           2,191

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value^
Growth and Income Fund                                   Shares            (000)
--------------------------------------------------------------------------------
    Edison International                                 75,228     $      1,924
    PPL Corp.                                            41,180            1,890
    Sempra Energy                                        52,984            1,824
    Ameren Corp.                                         42,405            1,913
    Kinder Morgan, Inc.                                  28,700            1,702
    DTE Energy Co.                                       40,102            1,626
    Cinergy Corp.                                        41,806            1,589
*   Comcast Corp. Special Class A                        57,192            1,579
    Xcel Energy, Inc.                                    92,636            1,548
*   Qwest Communications
    International Inc.                                  414,676            1,489
    Constellation Energy Group, Inc.                     38,998            1,478
*   AES Corp.                                           148,100            1,471
    KeySpan Corp.                                        36,900            1,354
    NiSource, Inc.                                       61,259            1,263
    CenturyTel, Inc.                                     32,200              967
    Pinnacle West Capital Corp.                          21,100              852
    CenterPoint Energy Inc.                              71,387              821
*   Citizens Communications Co.                          66,800              808
    TECO Energy, Inc.                                    43,800              525
*   Allegheny Energy, Inc.                               29,600              456
    Peoples Energy Corp.                                  8,619              363
*   CMS Energy Corp.                                     38,100              348
    NICOR Inc.                                           10,180              346
                                                                     -----------
                                                                         165,162
                                                                     -----------
Other (5.3%)
    General Electric Co.                              2,440,524           79,073
    3M Co.                                              180,790           16,273
    Tyco International Ltd.                             463,662           15,366
    Honeywell International Inc.                        198,428            7,268
    Fortune Brands, Inc.                                 33,788            2,549
    Johnson Controls, Inc.                               43,952            2,346
    Eaton Corp.                                          34,918            2,261
    Textron, Inc.                                        31,904            1,893
    ITT Industries, Inc.                                 21,501            1,785
    Brunswick Corp.                                      22,026              899
                                                                     -----------
                                                                         129,713
                                                                     -----------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (Cost $1,901,221)                                                  2,460,305
--------------------------------------------------------------------------------
                                                           Face
                                                         Amount
                                                          (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government
    Obligations in a Pooled
    Cash Account
    1.46%, 7/1/2004--Note E
    (Cost $1,830)                                        $1,830            1,830
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100%)
    (Cost $1,903,051)                                                  2,462,135
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Other Assets--Note B                                                 $    11,192
Liabilities--Note E                                                     (10,974)
                                                                     -----------
                                                                             218
                                                                     -----------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $2,462,353
================================================================================

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT—Real Estate Investment Trust.

--------------------------------------------------------------------------------
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          Amount
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                       $2,338,814
Overdistributed Net Investment Income                                    (1,263)
Accumulated Net Realized Losses                                        (434,282)
Unrealized Appreciation                                                  559,084
--------------------------------------------------------------------------------
NET ASSETS                                                            $2,462,353
================================================================================

Investor Shares--Net Assets
Applicable to 54,257,340 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                             $1,350,285
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
INVESTOR SHARES                                                           $24.89
================================================================================

Admiral Shares--Net Assets
Applicable to 16,872,676 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                               $862,914
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
ADMIRAL SHARES                                                            $51.14
================================================================================

Institutional Shares--Net Assets
Applicable to 10,011,087 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                               $249,154
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES                                                      $24.89
================================================================================

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value^
Capital Appreciation Fund                            Shares                (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.0%)
--------------------------------------------------------------------------------
Auto & Transportation (2.3%)
    United Parcel Service, Inc.                     147,300        $      11,073
    FedEx Corp.                                      96,200                7,859
    Harley-Davidson, Inc.                           106,200                6,578
    Southwest Airlines Co.                          293,887                4,928
    Norfolk Southern Corp.                          162,000                4,296
    CSX Corp.                                       102,500                3,359
    Expeditors International
    of Washington, Inc.                              65,500                3,236
    Ford Motor Co.                                  192,513                3,013
    J.B. Hunt Transport Services, Inc.               70,900                2,735
    C.H. Robinson Worldwide, Inc.                    57,200                2,622
    General Motors Corp.                             55,882                2,604
    Lear Corp.                                       42,200                2,489
    Gentex Corp.                                     58,126                2,306
*   JetBlue Airways Corp.                            78,350                2,302
*   Navistar International Corp.                     48,700                1,888
    Union Pacific Corp.                              31,253                1,858
    American Axle & Manufacturing
    Holdings, Inc.                                   48,700                1,771
    Burlington Northern
    Santa Fe Corp.                                   14,493                  508
                                                                   -------------
                                                                          65,425
                                                                   -------------
Consumer Discretionary (16.9%)
    Wal-Mart Stores, Inc.                           677,400               35,740
*   Time Warner, Inc.                             1,218,247               21,417
    Home Depot, Inc.                                480,000               16,896
    The Walt Disney Co.                             590,409               15,050
    Viacom Inc. Class B                             418,530               14,950
*   eBay Inc.                                       129,510               11,908
*   Yahoo! Inc.                                     325,000               11,807
    Lowe's Cos., Inc.                               218,600               11,487
    Gillette Co.                                    237,016               10,049
    McDonald's Corp.                                379,700                9,872
    Target Corp.                                    202,000                8,579
    Cendant Corp.                                   331,925                8,126
    Liberty Media Corp.                             860,758                7,738
    Avon Products, Inc.                             158,000                7,290
    Costco Wholesale Corp.                          156,100                6,411
*   Starbucks Corp.                                 145,252                6,316
    Waste Management, Inc.                          204,297                6,262
    Kimberly-Clark Corp.                             87,496                5,764
    The Gap, Inc.                                   236,387                5,732
    Staples, Inc.                                   180,530                5,291
    Clear Channel
    Communications, Inc.                            140,636                5,196
    International Game Technology                   132,600                5,118
*   Electronic Arts Inc.                             90,200                4,920
    Best Buy Co., Inc.                               95,100                4,825
    NIKE, Inc. Class B                               63,600                4,818
*   Apollo Group, Inc. Class A                       52,984       $        4,678
*   InterActiveCorp                                 152,260                4,589
*   Yum! Brands, Inc.                               122,680                4,566
*   Bed Bath & Beyond, Inc.                         118,717                4,565
*   DirecTV Group, Inc.                             266,802                4,562
*   Amazon.com, Inc.                                 82,900                4,510
*   Kohl's Corp.                                    103,500                4,376
    Starwood Hotels & Resorts
    Worldwide, Inc.                                  93,924                4,212
*   Coach, Inc.                                      89,600                4,049
    Federated Department Stores, Inc.                81,100                3,982
    Marriott International, Inc. Class A             79,200                3,950
    Harrah's Entertainment, Inc.                     61,700                3,338
*   EchoStar Communications Corp.
    Class A                                         106,200                3,266
    Mattel, Inc.                                    178,032                3,249
*   Caesars Entertainment, Inc.                     214,400                3,216
    PETsMART, Inc.                                   98,900                3,209
    Mandalay Resort Group                            46,000                3,157
    Hilton Hotels Corp.                             169,150                3,156
    Black & Decker Corp.                             49,600                3,082
    Jones Apparel Group, Inc.                        77,600                3,064
    Robert Half International, Inc.                 102,500                3,051
*   Office Depot, Inc.                              170,300                3,050
    Cintas Corp.                                     63,500                3,027
    Estee Lauder Cos. Class A                        61,300                2,990
    Republic Services, Inc. Class A                 103,300                2,989
    Michaels Stores, Inc.                            54,000                2,970
*   Interpublic Group of Cos., Inc.                 209,600                2,878
*   Liberty Media International INC-A                76,247                2,829
    Manpower Inc.                                    55,600                2,823
*   XM Satellite Radio Holdings, Inc.               103,000                2,811
    Abercrombie & Fitch Co.                          72,500                2,809
    Alberto-Culver Co. Class B                       55,350                2,775
    Fastenal Co.                                     48,600                2,762
*   MGM Mirage, Inc.                                 58,632                2,752
*   Iron Mountain, Inc.                              55,600                2,683
*   AutoZone Inc.                                    33,300                2,667
*   Toys R Us, Inc.                                 165,900                2,643
    Gannett Co., Inc.                                30,900                2,622
*   Chico's FAS, Inc.                                57,800                2,610
    Liz Claiborne, Inc.                              72,400                2,605
    Dollar General Corp.                            131,987                2,582
*   Univision Communications Inc.                    80,695                2,577
*   Fox Entertainment Group, Inc.
    Class A                                          96,300                2,571
*   Mohawk Industries, Inc.                          34,700                2,545
    Foot Locker, Inc.                               103,900                2,529
    RadioShack Corp.                                 88,300                2,528
    CDW Corp.                                        38,600                2,461
*   Lamar Advertising Co. Class A                    54,886                2,379

--------------------------------------------------------------------------------
                                                                         Market
Tax-Managed                                                              Value^
Capital Appreciation Fund                                Shares           (000)
--------------------------------------------------------------------------------
*   Career Education Corp.                               52,000      $    2,369
*   Brinker International, Inc.                          68,500           2,337
    Darden Restaurants Inc.                             111,850           2,299
    Polo Ralph Lauren Corp.                              66,700           2,298
*   Allied Waste Industries, Inc.                       174,100           2,295
*   Dollar Tree Stores, Inc.                             83,650           2,295
*   AutoNation, Inc.                                    134,000           2,291
*   Williams-Sonoma, Inc.                                69,100           2,278
    Borders Group, Inc.                                  97,100           2,276
    Outback Steakhouse                                   53,950           2,231
    E.W. Scripps Co. Class A                             20,935           2,198
*   Tech Data Corp.                                      55,510           2,172
*   Sirius Satellite Radio, Inc.                        702,000           2,162
*   Timberland Co.                                       33,400           2,157
    Saks Inc.                                           139,400           2,091
*   Convergys Corp.                                     135,200           2,082
*   CarMax, Inc.                                         95,079           2,079
*   Rent-A-Center, Inc.                                  68,600           2,053
*   O'Reilly Automotive, Inc.                            44,524           2,012
    Reebok International Ltd.                            55,500           1,997
*   Corinthian Colleges, Inc.                            79,800           1,974
*   Big Lots Inc.                                       135,906           1,965
*   Weight Watchers
    International, Inc.                                  50,200           1,965
*   Barnes & Noble, Inc.                                 57,300           1,947
    Hasbro, Inc.                                        102,100           1,940
*   Pixar, Inc.                                          27,843           1,935
    Aramark Corp. Class B                                67,200           1,933
*   Westwood One, Inc.                                   81,000           1,928
*   Education Management Corp.                           56,800           1,866
*   Columbia Sportswear Co.                              33,700           1,841
    GTECH Holdings Corp.                                 39,100           1,811
*   The Cheesecake Factory                               44,600           1,775
    Metro-Goldwyn-Mayer Inc.                            139,263           1,685
    Hearst-Argyle Television Inc.                        61,400           1,583
*   Entercom Communications Corp.                        40,700           1,518
    Sabre Holdings Corp.                                 43,200           1,197
    Limited Brands, Inc.                                 56,874           1,064
    Belo Corp. Class A                                   38,400           1,031
    ServiceMaster Co.                                    66,000             813
    Newell Rubbermaid, Inc.                              32,660             768
    Nordstrom, Inc.                                      13,500             575
    Viacom Inc. Class A                                  13,688             498
*   Kmart Holding Corp.                                   6,400             460
    Omnicom Group Inc.                                    3,900             296
                                                                   -------------
                                                                        483,196
                                                                   -------------
Consumer Staples (6.4%)
    The Procter & Gamble Co.                            593,200          32,294
    PepsiCo, Inc.                                       464,800          25,043
    The Coca-Cola Co.                                   474,000          23,928
    Altria Group, Inc.                                  449,500          22,497
    Walgreen Co.                                        307,300      $   11,127
    Anheuser-Busch Cos., Inc.                           151,400           8,176
    Sysco Corp.                                         163,300           5,858
    CVS Corp.                                           137,522           5,779
*   The Kroger Co.                                      277,400           5,049
    Colgate-Palmolive Co.                                78,900           4,612
*   Safeway, Inc.                                       175,584           4,449
    Wm. Wrigley Jr. Co.                                  63,200           3,985
    Coca-Cola Enterprises, Inc.                         125,700           3,644
    Whole Foods Market, Inc.                             36,400           3,474
    The Pepsi Bottling Group, Inc.                      102,800           3,140
*   Dean Foods Co.                                       82,100           3,063
    Tyson Foods, Inc.                                   135,345           2,835
*   Constellation Brands, Inc. Class A                   73,100           2,714
*   Smithfield Foods, Inc.                               89,300           2,625
    PepsiAmericas, Inc.                                 103,700           2,203
*   Rite Aid Corp.                                      417,400           2,179
*   Del Monte Foods Co.                                 186,700           1,897
    General Mills, Inc.                                  22,200           1,055
    Sara Lee Corp.                                       44,600           1,025
    The Clorox Co.                                        6,420             345
    ConAgra Foods, Inc.                                  11,200             303
    Kellogg Co.                                             100               4
    R.J. Reynolds Tobacco
    Holdings, Inc.                                           53               4
                                                                   -------------
                                                                        183,307
                                                                   -------------
Financial Services (19.1%)
    Citigroup, Inc.                                   1,282,844          59,652
    American International
    Group, Inc.                                         612,431          43,654
    Bank of America Corp.                               487,696          41,269
    Wells Fargo & Co.                                   366,590          20,980
    American Express Co.                                321,300          16,508
    J.P. Morgan Chase & Co.                             424,300          16,450
    Fannie Mae                                          198,500          14,165
    Merrill Lynch & Co., Inc.                           261,600          14,121
    Morgan Stanley                                      235,000          12,401
    First Data Corp.                                    266,595          11,869
    Wachovia Corp.                                      256,200          11,401
    Bank One Corp.                                      219,159          11,177
    U.S. Bancorp                                        392,700          10,823
    Freddie Mac                                         139,800           8,849
    MBNA Corp.                                          321,500           8,291
    Prudential Financial, Inc.                          177,500           8,248
    The Goldman Sachs Group, Inc.                        86,300           8,126
    AFLAC Inc.                                          173,700           7,089
    Lehman Brothers Holdings, Inc.                       88,069           6,627
    Washington Mutual, Inc.                             157,111           6,071
    Countrywide Financial Corp.                          86,199           6,055
    Progressive Corp. of Ohio                            68,500           5,843
    State Street Corp.                                  118,100           5,792

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value^
                                                         Shares           (000)
--------------------------------------------------------------------------------
    SLM Corp.                                           141,700      $    5,732
    St. Paul Travelers Cos., Inc.                       140,077           5,679
    Capital One Financial Corp.                          80,200           5,484
    Golden West Financial Corp.                          47,300           5,030
    Metropolitan Life Insurance Co.                     128,400           4,603
    Allstate Corp.                                       95,100           4,427
    Paychex, Inc.                                       127,180           4,309
    Automatic Data Processing, Inc.                      98,100           4,108
    Fifth Third Bancorp                                  75,800           4,077
    Charles Schwab Corp.                                418,700           4,024
    The Principal Financial Group, Inc.                 113,500           3,948
    Bear Stearns Co., Inc.                               45,700           3,853
    Moody's Corp.                                        58,400           3,776
    Franklin Resources Corp.                             73,300           3,671
    Loews Corp.                                          57,300           3,436
*   SunGard Data Systems, Inc.                          131,400           3,416
*   Fiserv, Inc.                                         87,650           3,409
    The Hartford Financial
    Services Group Inc.                                  49,200           3,382
    MGIC Investment Corp.                                44,200           3,353
    Sovereign Bancorp, Inc.                             149,900           3,313
    Plum Creek Timber Co. Inc. REIT                     100,900           3,287
    MBIA, Inc.                                           57,000           3,256
    Ambac Financial Group, Inc.                          43,950           3,228
    Legg Mason Inc.                                      35,400           3,222
    Marsh & McLennan Cos., Inc.                          70,600           3,204
    Torchmark Corp.                                      58,600           3,153
*   Providian Financial Corp.                           205,900           3,021
    M & T Bank Corp.                                     33,700           2,942
    Zions Bancorp                                        47,600           2,925
    The PMI Group Inc.                                   66,500           2,894
*   DST Systems, Inc.                                    59,900           2,881
*   The Dun & Bradstreet Corp.                           51,600           2,782
    Radian Group, Inc.                                   57,320           2,746
*   AmeriCredit Corp.                                   134,800           2,633
    Rouse Co. REIT                                       55,100           2,617
*   Host Marriott Corp. REIT                            209,943           2,595
    Janus Capital Group Inc.                            153,700           2,535
    Investors Financial Services Corp.                   58,100           2,532
*   Genworth Financial Inc.                             105,400           2,419
    Leucadia National Corp.                              48,100           2,391
    Certegy, Inc.                                        59,500           2,309
    Catellus Development Corp. REIT                      92,708           2,285
*   Alleghany Corp.                                       7,875           2,260
*   Markel Corp.                                          8,100           2,248
    BlackRock, Inc.                                      35,200           2,247
    Federated Investors, Inc.                            73,950           2,244
    Eaton Vance Corp.                                    57,300           2,189
    The Bank of New York Co., Inc.                       74,200           2,187
    Transatlantic Holdings, Inc.                         26,250           2,126
    HCC Insurance Holdings, Inc.                         61,600           2,058
*   Conseco, Inc.                                       103,000      $    2,050
    StanCorp Financial Group, Inc.                       30,200           2,023
*   WellChoice Inc.                                      48,200           1,995
    Reinsurance Group
    of America, Inc.                                     46,500           1,890
*   CNA Financial Corp.                                  63,000           1,864
    IndyMac Bancorp, Inc. REIT                           56,000           1,770
    BB&T Corp.                                           46,300           1,712
    National City Corp.                                  48,800           1,708
    New York Community
    Bancorp, Inc.                                        86,400           1,696
*   Instinet Group Inc.                                 312,517           1,650
*   CapitalSource Inc.                                   65,400           1,599
*   BOK Financial Corp.                                  39,933           1,568
    Total System Services, Inc.                          70,850           1,552
*   The First Marblehead Corp.                           32,500           1,308
*   Ameritrade Holding Corp.                            100,000           1,135
    SunTrust Banks, Inc.                                 13,600             884
    ProLogis REIT                                        18,389             605
    Mellon Financial Corp.                               12,500             367
    PNC Financial Services Group                          3,800             202
    First Horizon National Corp.                            300              14
                                                                   -------------
                                                                        545,499
                                                                   -------------
Health Care (15.2%)
    Pfizer Inc.                                       1,984,860          68,041
    Johnson & Johnson                                   744,298          41,457
    Merck & Co., Inc.                                   495,300          23,527
*   Amgen, Inc.                                         358,975          19,589
    Medtronic, Inc.                                     314,000          15,298
    Eli Lilly & Co.                                     197,800          13,828
    Abbott Laboratories                                 310,400          12,652
    UnitedHealth Group Inc.                             175,000          10,894
    Wyeth                                               255,800           9,250
*   Boston Scientific Corp.                             205,500           8,795
    Schering-Plough Corp.                               471,300           8,710
    Bristol-Myers Squibb Co.                            350,500           8,587
    Cardinal Health, Inc.                               116,012           8,127
*   Genentech, Inc.                                     135,700           7,626
*   Zimmer Holdings, Inc.                                80,370           7,089
    HCA Inc.                                            155,821           6,481
*   Biogen Idec Inc.                                     99,340           6,283
*   Forest Laboratories, Inc.                           106,600           6,037
*   WellPoint Health Networks Inc.
    Class A                                              53,872           6,034
    Stryker Corp.                                       107,200           5,896
    Guidant Corp.                                       103,500           5,784
*   St. Jude Medical, Inc.                               69,916           5,289
*   Gilead Sciences, Inc.                                78,600           5,266
*   Caremark Rx, Inc.                                   159,623           5,258
    Aetna Inc.                                           57,997           4,930
*   Anthem, Inc.                                         52,355           4,689

--------------------------------------------------------------------------------
                                                                         Market
Tax-Managed                                                              Value^
Capital Appreciation Fund                                Shares           (000)
--------------------------------------------------------------------------------
    Biomet, Inc.                                        103,175      $    4,585
*   Medco Health Solutions, Inc.                        116,321           4,362
    Becton, Dickinson & Co.                              80,600           4,175
*   Genzyme Corp.-General Division                       78,200           3,701
    Quest Diagnostics, Inc.                              40,100           3,406
*   Tenet Healthcare Corp.                              237,605           3,186
*   Celgene Corp.                                        55,400           3,172
*   Sepracor Inc.                                        58,700           3,105
*   Express Scripts Inc.                                 39,100           3,098
    AmerisourceBergen Corp.                              51,200           3,061
    Oxford Health Plans, Inc.                            55,500           3,055
*   Varian Medical Systems, Inc.                         38,000           3,015
*   Patterson Dental Co.                                 39,315           3,007
    Beckman Coulter, Inc.                                47,600           2,904
    Health Management
    Associates Class A                                  128,468           2,880
    DENTSPLY International Inc.                          54,600           2,845
*   Laboratory Corp.
    of America Holdings                                  71,600           2,843
    Mylan Laboratories, Inc.                            135,937           2,753
*   Coventry Health Care Inc.                            56,250           2,751
*   Millipore Corp.                                      46,200           2,604
*   Hospira, Inc.                                        91,940           2,538
*   Apogent Technologies Inc.                            79,200           2,534
*   IVAX Corp.                                          103,975           2,494
*   Chiron Corp.                                         51,740           2,310
*   Eon Labs, Inc.                                       56,400           2,308
*   Andrx Group                                          81,977           2,290
*   Humana Inc.                                         131,800           2,227
*   Henry Schein, Inc.                                   35,100           2,216
    Medicis Pharmaceutical Corp.                         54,700           2,185
*   Lincare Holdings, Inc.                               64,500           2,119
*   Health Net Inc.                                      76,400           2,025
*   King Pharmaceuticals, Inc.                          176,800           2,024
    Universal Health Services Class B                    43,900           2,015
*   Stericycle, Inc.                                     38,900           2,013
*   MedImmune Inc.                                       84,000           1,966
*   Watson Pharmaceuticals, Inc.                         70,200           1,888
*   Endo Pharmaceuticals
    Holdings, Inc.                                       78,500           1,841
*   Barr Pharmaceuticals Inc.                            49,725           1,676
*   American Pharmaceuticals
    Partners, Inc.                                       52,200           1,586
    IMS Health, Inc.                                     65,752           1,541
*   ICOS Corp.                                           48,500           1,447
    Baxter International, Inc.                           29,300           1,011
    McKesson Corp.                                       27,524             945
*   Kinetic Concepts, Inc.                                5,500             274
                                                                   -------------
                                                                        435,398
                                                                   -------------
Integrated Oils (3.8%)
    ExxonMobil Corp.                                  1,624,434      $   72,141
    ChevronTexaco Corp.                                 230,419          21,685
    ConocoPhillips Co.                                  130,974           9,992
    Amerada Hess Corp.                                   37,800           2,993
    Occidental Petroleum Corp.                           13,800             668
                                                                   -------------
                                                                        107,479
                                                                   -------------
Other Energy (3.1%)
    Devon Energy Corp.                                   85,111           5,617
    Burlington Resources, Inc.                          153,000           5,536
    Apache Corp.                                        122,262           5,325
    Anadarko Petroleum Corp.                             89,408           5,239
    Baker Hughes, Inc.                                  126,480           4,762
    Valero Energy Corp.                                  59,600           4,396
    Kerr-McGee Corp.                                     80,795           4,344
    EOG Resources, Inc.                                  63,400           3,786
    XTO Energy, Inc.                                    122,350           3,645
*   BJ Services Co.                                      76,700           3,516
*   Smith International, Inc.                            53,400           2,978
    Pioneer Natural Resources Co.                        83,600           2,933
*   Reliant Energy, Inc.                                264,800           2,868
    Peabody Energy Corp.                                 48,300           2,704
    Noble Energy, Inc.                                   52,100           2,657
    ENSCO International, Inc.                            90,800           2,642
*   Newfield Exploration Co.                             47,200           2,631
*   Grant Prideco, Inc.                                 127,600           2,355
*   Premcor, Inc.                                        62,800           2,355
*   FMC Technologies Inc.                                81,025           2,334
    Pogo Producing Co.                                   46,700           2,307
    Patterson-UTI Energy, Inc.                           66,600           2,225
*   Rowan Cos., Inc.                                     88,800           2,160
*   Varco International, Inc.                            92,100           2,016
*   Pride International, Inc.                           116,900           2,000
*   Cooper Cameron Corp.                                 40,700           1,982
*   Dynegy, Inc.                                        424,300           1,808
*   NRG Engergy                                          31,300             776
*   National-Oilwell, Inc.                               12,700             400
                                                                   -------------
                                                                         88,297
                                                                   -------------
Materials & Processing (3.2%)
    Alcoa Inc.                                          242,128           7,997
    E.I. du Pont de Nemours & Co.                       165,600           7,356
    Dow Chemical Co.                                    137,100           5,580
    Newmont Mining Corp.
    (Holding Co.)                                       134,256           5,204
    Praxair, Inc.                                       118,200           4,717
    Monsanto Co.                                        105,867           4,076
    Georgia Pacific Group                               108,642           4,018
*   American Standard Cos., Inc.                         95,700           3,858
*   Phelps Dodge Corp.                                   42,200           3,271
    Nucor Corp.                                          41,600           3,193
    Archer-Daniels-Midland Co.                          189,773           3,184

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value^
                                                         Shares            (000)
--------------------------------------------------------------------------------
    Fluor Corp.                                          63,400      $     3,022
    Smurfit-Stone Container Corp.                       144,765            2,888
    Sigma-Aldrich Corp.                                  47,000            2,802
*   Pactiv Corp.                                        111,700            2,786
    Precision Castparts Corp.                            50,700            2,773
*   Sealed Air Corp.                                     50,136            2,671
*   Energizer Holdings, Inc.                             57,128            2,571
*   Owens-Illinois, Inc.                                148,100            2,482
    Freeport-McMoRan
    Copper & Gold, Inc. Class B                          72,900            2,417
    Lyondell Chemical Co.                               133,900            2,329
    Packaging Corp. of America                           91,200            2,180
    The St. Joe Co.                                      52,500            2,084
*   Jacobs Engineering Group Inc.                        47,700            1,878
*   Scotts Co.                                           29,000            1,853
    Martin Marietta Materials, Inc.                      36,500            1,618
    International Paper Co.                              34,600            1,547
*   International Steel Group, Inc.                      14,900              443
                                                                   -------------
                                                                          90,798
                                                                   -------------
Producer Durables (4.8%)
    United Technologies Corp.                           143,700           13,146
    The Boeing Co.                                      207,770           10,615
*   Applied Materials, Inc.                             516,300           10,130
    Illinois Tool Works, Inc.                            84,500            8,103
    Lockheed Martin Corp.                               116,800            6,083
*   Agilent Technologies, Inc.                          183,525            5,374
    Danaher Corp.                                        93,800            4,864
*   Lexmark International, Inc.                          50,300            4,855
    Emerson Electric Co.                                 71,200            4,525
*   Xerox Corp.                                         305,400            4,428
*   KLA-Tencor Corp.                                     80,300            3,965
    Northrop Grumman Corp.                               72,268            3,881
    Caterpillar, Inc.                                    44,000            3,495
*   Waters Corp.                                         72,900            3,483
    Pulte Homes, Inc.                                    59,300            3,085
    Rockwell Collins, Inc.                               92,000            3,065
    Centex Corp.                                         63,700            2,914
*   Thermo Electron Corp.                                93,034            2,860
    D. R. Horton, Inc.                                   99,425            2,824
*   Novellus Systems, Inc.                               88,200            2,773
*   LAM Research Corp.                                   97,208            2,605
    Molex, Inc.                                          79,956            2,565
*   Teradyne, Inc.                                      110,200            2,502
    W.W. Grainger, Inc.                                  43,400            2,495
    Lennar Corp. Class A                                 54,600            2,442
*   NVR, Inc.                                             4,800            2,324
*   Toll Brothers, Inc.                                  52,900            2,239
    Herman Miller, Inc.                                  75,300            2,179
    American Power
    Conversion Corp.                                    109,800            2,158
*   Alliant Techsystems, Inc.                            33,700            2,135
*   Mettler-Toledo International Inc.                    42,100      $     2,069
    Ryland Group, Inc.                                   25,700            2,010
*   AGCO Corp.                                           94,000            1,915
*   Hovnanian Enterprises Inc.
    Class A                                              51,900            1,801
*   United Defense Industries Inc.                       51,300            1,795
    Deere & Co.                                           6,500              456
    Lennar Corp. Class B                                  8,300              344
                                                                   -------------
                                                                         138,502
                                                                   -------------
Technology (16.5%)
    Microsoft Corp.                                   2,145,200           61,267
    Intel Corp.                                       1,661,700           45,863
*   Cisco Systems, Inc.                               1,804,800           42,774
    International Business
    Machines Corp.                                      373,400           32,915
*   Dell Inc.                                           624,800           22,380
*   Oracle Corp.                                      1,122,748           13,394
    QUALCOMM Inc.                                       183,100           13,363
    Hewlett-Packard Co.                                 606,758           12,803
    Texas Instruments, Inc.                             450,000           10,881
*   EMC Corp.                                           732,500            8,350
    Motorola, Inc.                                      390,446            7,126
*   Corning, Inc.                                       478,200            6,245
    Analog Devices, Inc.                                127,066            5,982
    Maxim Integrated Products, Inc.                     113,700            5,960
    General Dynamics Corp.                               59,700            5,928
*   Lucent Technologies, Inc.                         1,488,354            5,626
*   Sun Microsystems, Inc.                            1,193,700            5,181
*   Symantec Corp.                                      117,800            5,157
*   Apple Computer, Inc.                                157,600            5,128
    Linear Technology Corp.                             117,700            4,646
    Adobe Systems, Inc.                                  98,700            4,590
*   Veritas Software Corp.                              160,200            4,438
*   Broadcom Corp.                                       93,100            4,354
    Xilinx, Inc.                                        127,800            4,257
*   Altera Corp.                                        171,276            3,806
*   National Semiconductor Corp.                        166,600            3,664
*   Micron Technology, Inc.                             238,000            3,644
*   Computer Sciences Corp.                              76,600            3,557
    Autodesk, Inc.                                       78,894            3,377
*   Solectron Corp.                                     505,700            3,272
*   Avaya Inc.                                          203,600            3,215
    Microchip Technology, Inc.                          100,800            3,179
*   Network Appliance, Inc.                             146,463            3,153
*   JDS Uniphase Corp.                                  815,300            3,090
    L-3 Communications Holdings, Inc.                    46,100            3,079
*   Advanced Micro Devices, Inc.                        192,700            3,064
*   PeopleSoft, Inc.                                    165,100            3,054
*   NCR Corp.                                            60,637            3,007
*   Affiliated Computer
    Services, Inc. Class A                               55,900            2,959

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value^
Capital Appreciation Fund                                Shares            (000)
--------------------------------------------------------------------------------
*   Juniper Networks, Inc.                              119,000      $     2,924
*   Sanmina-SCI Corp.                                   305,046            2,776
*   Intuit, Inc.                                         71,300            2,751
*   BMC Software, Inc.                                  145,900            2,699
*   Siebel Systems, Inc.                                252,549            2,697
*   Tellabs, Inc.                                       293,900            2,569
*   Cadence Design Systems, Inc.                        173,000            2,531
*   Mercury Interactive Corp.                            50,500            2,516
*   Zebra Technologies Corp. Class A                     28,505            2,480
*   Jabil Circuit, Inc.                                  98,100            2,470
*   Arrow Electronics, Inc.                              91,500            2,454
*   Synopsys, Inc.                                       83,754            2,381
*   Unisys Corp.                                        169,700            2,355
*   Avnet, Inc.                                         102,600            2,329
*   Comverse Technology, Inc.                           115,800            2,309
*   BEA Systems, Inc.                                   278,100            2,286
*   Atmel Corp.                                         377,463            2,235
*   Novell, Inc.                                        263,900            2,214
*   ADC Telecommunications, Inc.                        779,404            2,213
*   QLogic Corp.                                         82,000            2,180
*   Storage Technology Corp.                             75,000            2,175
*   NVIDIA Corp.                                        103,800            2,128
*   LSI Logic Corp.                                     267,100            2,035
*   3Com Corp.                                          324,575            2,029
*   Ceridian Corp.                                       89,900            2,023
*   SanDisk Corp.                                        92,400            2,004
*   Compuware Corp.                                     294,562            1,944
*   Amphenol Corp.                                       57,400            1,913
    Intersil Corp.                                       85,600            1,854
*   Ingram Micro, Inc. Class A                          125,000            1,809
*   BearingPoint, Inc.                                  202,000            1,792
*   UTStarcom, Inc.                                      58,725            1,776
*   PanAmSat Corp.                                       71,008            1,649
    Reynolds & Reynolds Class A                          65,200            1,508
*   Foundry Networks, Inc.                              103,300            1,453
*   Citrix Systems, Inc.                                 71,356            1,453
*   CIENA Corp.                                         365,904            1,361
*   Maxtor Corp.                                        185,000            1,227
    Computer Associates
    International, Inc.                                  42,289            1,187
*   Western Digital Corp.                               136,500            1,182
                                                                   -------------
                                                                         471,599
                                                                   -------------
Utilities (4.9%)
    Verizon Communications Inc.                         602,142           21,792
    SBC Communications Inc.                             695,920           16,876
*   AT&T Wireless Services Inc.                         698,710           10,006
*   Comcast Corp. Class A                               315,957            8,856
    BellSouth Corp.                                     333,700            8,750
*   Comcast Corp. Special Class A                       282,232            7,792
*   Nextel Communications, Inc.                         280,090            7,467
*   PG&E Corp.                                          163,300            4,563
    Sprint Corp.                                        214,750            3,780
    Edison International                                147,200      $     3,764
    Kinder Morgan, Inc.                                  52,000            3,083
*   Cox Communications, Inc.
    Class A                                             107,300            2,982
*   AES Corp.                                           277,200            2,753
    SCANA Corp.                                          74,200            2,699
*   Qwest Communications
    International Inc.                                  743,479            2,669
    Telephone & Data Systems, Inc.                       36,900            2,627
    CenturyTel, Inc.                                     85,600            2,571
*   NTL Inc.                                             42,796            2,466
*   Citizens Communications Co.                         195,702            2,368
    Exelon Corp.                                         67,600            2,250
    NSTAR                                                46,000            2,202
    ALLTEL Corp.                                         42,953            2,174
    FirstEnergy Corp.                                    55,900            2,091
    Northeast Utilities                                 107,400            2,091
    Southern Co.                                         64,200            1,871
*   U.S. Cellular Corp.                                  48,100            1,854
*   Cablevision Systems
    NY Group Class A                                     88,544            1,740
    Dominion Resources, Inc.                             27,139            1,712
*   Level 3 Communications, Inc.                        452,819            1,607
    Duke Energy Corp.                                    53,200            1,079
    NiSource, Inc.                                       35,920              741
    AT&T Corp.                                           35,017              512
    Cinergy Corp.                                         5,700              217
                                                                   -------------
                                                                         140,005
                                                                   -------------
--------------------------------------------------------------------------------
Other (3.8%)
    General Electric Co.                              2,459,134           79,676
    3M Co.                                              154,200           13,880
    ITT Industries, Inc.                                 45,000            3,735
    Honeywell International Inc.                        100,800            3,692
    Brunswick Corp.                                      56,400            2,301
    SPX Corp.                                            48,300            2,243
    Wesco Financial Corp.                                 4,930            1,785
                                                                   -------------
                                                                         107,312
                                                                   -------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (Cost $1,884,709)                                                  2,856,817
--------------------------------------------------------------------------------
                                                           Face
                                                         Amount
                                                          (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.5%)
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government
    Obligations in a Pooled
    Cash Account
    1.46%, 7/1/2004--Note E
    (Cost $13,155)                                      $13,155           13,155
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.5%)
    (Cost $1,897,864)                                                  2,869,972
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value^
                                                                           (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.5%)
Other Assets--Note B                                                 $     5,039
Liabilities--Note E                                                     (18,167)
                                                                   -------------
                                                                        (13,128)
                                                                   -------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $2,856,844
--------------------------------------------------------------------------------

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          Amount
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                       $2,465,345
Undistributed Net Investment Income                                       12,502
Accumulated Net Realized Losses                                        (593,111)
Unrealized Appreciation                                                  972,108
--------------------------------------------------------------------------------
NET ASSETS                                                            $2,856,844
================================================================================

Investor Shares--Net Assets
Applicable to 57,678,912 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                             $1,523,432
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
INVESTOR SHARES                                                           $26.41
================================================================================

Admiral Shares--Net Assets
Applicable to 23,279,160 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                             $1,238,024
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
ADMIRAL SHARES                                                            $53.18
================================================================================

Institutional Shares--Net Assets
Applicable to 3,609,386 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                                $95,388
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES                                                      $26.43
================================================================================

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value^
Small-Cap Fund                                           Shares            (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.8%)
--------------------------------------------------------------------------------
Auto & Transportation (5.2%)
    Polaris Industries, Inc.                             99,500          $ 4,776
    Oshkosh Truck Corp.                                  82,700            4,740
*   Yellow Roadway Corp.                                111,485            4,444
*   Landstar System, Inc.                                70,900            3,748
    Heartland Express, Inc.                             118,034            3,229
    Winnebago Industries, Inc.                           79,900            2,979
*   EGL, Inc.                                           104,400            2,777
*   Knight Transportation, Inc.                          87,218            2,506
    Skywest, Inc.                                       139,046            2,421
*   Kansas City Southern                                149,700            2,320
*   Kirby Corp.                                          58,200            2,264
    USF Corp.                                            64,100            2,252
*   Wabash National Corp.                                79,300            2,185
    Monaco Coach Corp.                                   68,150            1,920
    Arkansas Best Corp.                                  58,200            1,916
*   Forward Air Corp.                                    50,400            1,885
*   Fleetwood Enterprises, Inc.                         122,730            1,786
*   Offshore Logistics, Inc.                             54,900            1,544
    Arctic Cat, Inc.                                     49,620            1,366
*   TBC Corp.                                            51,663            1,230
*   Frontier Airlines, Inc.                              87,000              947
*   AAR Corp.                                            74,600              847
    Standard Motor Products, Inc.                        47,100              694
    Coachmen Industries, Inc.                            38,470              615
*   Mesa Air Group Inc.                                  74,900              606
*   Atlantic Coast Airlines
    Holdings Inc.                                       104,596              600
*   Tower Automotive, Inc.                              136,900              498
                                                                     -----------
                                                                          57,095
                                                                     -----------
Consumer Discretionary (19.4%)
*   Urban Outfitters, Inc.                               93,382            5,688
*   Fossil, Inc.                                        164,026            4,470
    The Toro Co.                                         56,300            3,945
    SCP Pool Corp.                                       82,787            3,725
*   Tractor Supply Co.                                   88,600            3,705
    The Pep Boys
    (Manny, Moe & Jack)                                 139,005            3,524
*   Kroll Inc.                                           92,700            3,419
*   Zale Corp.                                          121,450            3,311
*   Take-Two Interactive
    Software, Inc.                                      107,055            3,280
*   United Stationers, Inc.                              79,464            3,156
*   Sonic Corp.                                         138,187            3,144
*   Quiksilver, Inc.                                    131,500            3,131
    Ethan Allen Interiors, Inc.                          86,880            3,120
*   Linens `n Things, Inc.                              104,400            3,060
*   Waste Connections, Inc.                             101,700            3,016
    Kellwood Co.                                         65,000            2,831
*   Arbitron Inc.                                        72,396            2,644
*   United Natural Foods, Inc.                           91,000            2,631
*   Guitar Center, Inc.                                  58,300          $ 2,593
*   Argosy Gaming Co.                                    68,400            2,572
*   CEC Entertainment Inc.                               87,125            2,571
*   Jack in the Box Inc.                                 85,450            2,538
    Aaron Rents, Inc. Class B                            76,450            2,534
*   Panera Bread Co.                                     70,100            2,515
*   Select Comfort Corp.                                 86,630            2,460
*   P.F. Chang's China Bistro, Inc.                      59,200            2,436
    Wolverine World Wide, Inc.                           91,900            2,412
    ADVO, Inc.                                           72,550            2,388
*   Hot Topic, Inc.                                     113,725            2,330
*   Aztar Corp.                                          81,900            2,293
*   Men's Wearhouse, Inc.                                86,450            2,281
    La-Z-Boy Inc.                                       122,560            2,204
    ABM Industries Inc.                                 113,000            2,200
*   Tetra Tech, Inc.                                    129,306            2,110
*   WMS Industries, Inc.                                 70,410            2,098
*   Insight Enterprises, Inc.                           116,400            2,067
*   THQ Inc.                                             89,306            2,045
    Watson Wyatt & Co. Holdings                          76,000            2,025
*   Shuffle Master, Inc.                                 55,387            2,011
    Burlington Coat Factory
    Warehouse Corp.                                     103,600            1,999
    G & K Services, Inc. Class A                         49,700            1,997
*   Rare Hospitality International Inc.                  78,550            1,956
    Landry's Restaurants, Inc.                           64,830            1,938
*   Global Imaging Systems, Inc.                         51,414            1,885
    IHOP Corp.                                           51,600            1,845
*   MAXIMUS, Inc.                                        51,000            1,808
*   Multimedia Games Inc.                                65,118            1,746
*   Group 1 Automotive, Inc.                             52,420            1,741
    Fred's, Inc.                                         78,600            1,736
    Brown Shoe Co., Inc.                                 41,800            1,711
*   Cost Plus, Inc.                                      51,300            1,665
    Oxford Industries, Inc.                              38,100            1,660
    K-Swiss, Inc.                                        81,500            1,647
*   School Specialty, Inc.                               44,500            1,616
    CDI Corp.                                            46,300            1,602
*   Stein Mart, Inc.                                     96,757            1,573
*   Ryan's Restaurant Group, Inc.                        99,550            1,573
    Central Parking Corp.                                83,700            1,564
    Christopher & Banks Corp.                            87,525            1,550
*   Hibbett Sporting Goods, Inc.                         56,609            1,548
*   Electronics Boutique
    Holdings Corp.                                       57,701            1,520
*   K2 Inc.                                              96,645            1,517
    Movie Gallery, Inc.                                  77,149            1,508
    The Nautilus Group, Inc.                             77,030            1,503
*   Jo-Ann Stores, Inc.                                  50,990            1,499
*   Labor Ready, Inc.                                    94,800            1,469
*   The Children's Place Retail
    Stores, Inc.                                         62,318            1,466

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value^
                                                         Shares           (000)
--------------------------------------------------------------------------------
*   Spherion Corp.                                      142,400      $    1,444
    Chemed Corp.                                         29,500           1,431
*   Cross Country Healthcare, Inc.                       76,500           1,388
    Phillips-Van Heusen Corp.                            72,000           1,386
*   Heidrick & Struggles
    International, Inc.                                  46,358           1,376
*   Consolidated Graphics, Inc.                          31,160           1,373
    Russell Corp.                                        76,300           1,370
    Lone Star Steakhouse &
    Saloon, Inc.                                         48,839           1,328
*   Too Inc.                                             79,500           1,328
*   Information Holdings Inc.                            47,900           1,311
*   Papa John's International, Inc.                      43,500           1,285
    Bowne & Co., Inc.                                    80,500           1,276
*   Genesco, Inc.                                        51,658           1,221
    Startek, Inc.                                        33,800           1,210
*   JAKKS Pacific, Inc.                                  58,200           1,210
    The Marcus Corp.                                     69,600           1,201
*   The Dress Barn, Inc.                                 69,100           1,183
*   Steak n Shake Co.                                    64,200           1,170
*   Volt Information Sciences Inc.                       36,600           1,153
*   Prime Hospitality Corp.                             106,600           1,132
*   The Gymboree Corp.                                   71,400           1,097
*   J. Jill Group, Inc.                                  46,376           1,094
*   Coinstar, Inc.                                       49,594           1,090
    Cato Corp. Class A                                   47,700           1,071
*   SOURCECORP, Inc.                                     38,600           1,062
    Triarc Cos., Inc. Class B                           104,200           1,060
*   Pinnacle Entertainment, Inc.                         83,200           1,049
    The Stride Rite Corp.                                91,300           1,007
*   Administaff, Inc.                                    60,500           1,004
*   ShopKo Stores, Inc.                                  68,498             969
*   Pre-Paid Legal Services, Inc.                        39,400             939
    Haverty Furniture Cos., Inc.                         52,650             920
    Libbey, Inc.                                         31,600             877
*   O'Charley's Inc.                                     48,300             830
    Lawson Products, Inc.                                21,742             829
    Goody's Family Clothing                              75,957             788
*   Pegasus Solutions Inc.                               58,284             765
    Thomas Nelson, Inc.                                  33,100             753
*   4Kids Entertainment Inc.                             31,340             750
    Sturm, Ruger & Co., Inc.                             61,450             744
*   MemberWorks, Inc.                                    25,000             740
    Oshkosh B' Gosh, Inc. Class A                        27,454             686
*   Midway Games Inc.                                    57,900             667
    Action Performance Cos., Inc.                        44,100             665
    National Presto Industries, Inc.                     15,895             655
*   Midas Inc.                                           34,900             607
    Bassett Furniture Industries, Inc.                   27,416             597
    Advanced Marketing Services                          45,400             586
    Angelica Corp.                                       19,900             500
*   Applica Inc.                                         56,100             499
*   Department 56 Inc.                                   30,800          $  474
    Triarc Cos., Inc. Class A                            43,900             453
*   Insurance Auto Auctions, Inc.                        25,600             435
    Russ Berrie and Co., Inc.                            22,200             431
*   The Wet Seal, Inc. Class A                           78,630             411
*   Bally Total Fitness Holding Corp.                    81,200             406
    Haggar Corp.                                         19,300             389
    Hancock Fabrics, Inc.                                27,600             352
*   On Assignment, Inc.                                  55,076             325
    Fedders Corp.                                        73,640             320
*   Enesco Group, Inc.                                   32,500             291
*   QRS Corp.                                            39,300             257
*   Ashworth, Inc.                                       29,050             241
*   Concord Camera Corp.                                 36,220             120
    CPI Corp.                                             4,900              72
*   Ultimate Electronics, Inc.                            7,300              36
                                                                     -----------
                                                                        213,014
                                                                     -----------
Consumer Staples (2.6%)
*   NBTY, Inc.                                          154,694           4,546
*   Performance Food Group Co.                          107,800           2,861
    Flowers Foods, Inc.                                 105,265           2,753
    Sanderson Farms, Inc.                                46,287           2,482
*   Ralcorp Holdings, Inc.                               70,000           2,464
    Casey's General Stores, Inc.                        117,099           2,143
    Longs Drug Stores, Inc.                              86,390           2,062
*   Hain Celestial Group, Inc.                           83,600           1,513
    Lance, Inc.                                          71,455           1,100
    Schweitzer-Mauduit
    International, Inc.                                  35,100           1,075
*   Duane Reade Inc.                                     58,400             954
*   J & J Snack Foods Corp.                              20,700             845
    American Italian Pasta Co.                           25,000             762
    Nash-Finch Co.                                       28,097             703
*   The Great Atlantic &
    Pacific Tea Co., Inc.                                86,900             666
    Dimon Inc.                                          102,700             587
    Nature's Sunshine Inc.                               33,198             473
    J.M. Smucker Co.                                      2,002              92
                                                                     -----------
                                                                         28,081
                                                                     -----------
Financial Services (16.3%)
    Whitney Holdings Corp.                               95,600           4,270
    UCBH Holdings, Inc.                                 105,540           4,171
    Shurgard Storage Centers, Inc.
    Class A REIT                                        108,100           4,043
    Global Payments Inc.                                 89,740           4,040
    The South Financial Group, Inc.                     138,363           3,921
    First Midwest Bancorp, Inc.                         109,380           3,851
    Hudson United Bancorp                               103,189           3,847
    First BanCorp Puerto Rico                            94,100           3,835
    Essex Property Trust, Inc. REIT                      53,900           3,684
    New Century Financial Corp.                          78,450           3,673
    East West Bancorp, Inc.                             119,600           3,672

--------------------------------------------------------------------------------
                                                                         Market
Tax-Managed                                                              Value^
Small-Cap Fund                                           Shares           (000)
--------------------------------------------------------------------------------
    Downey Financial Corp.                               66,100      $    3,520
    Southwest Bancorporation of
    Texas, Inc.                                          79,733           3,518
    FactSet Research Systems Inc.                        72,300           3,418
    United Bankshares, Inc.                             103,167           3,353
    MAF Bancorp, Inc.                                    76,973           3,285
    Delphi Financial Group, Inc.                         73,449           3,268
    Fremont General Corp.                               179,900           3,175
*   Philadelphia Consolidated
    Holding Corp.                                        51,107           3,070
    Chittenden Corp.                                     86,875           3,054
    Hilb, Rogal and Hamilton Co.                         85,500           3,051
*   Kronos, Inc.                                         72,290           2,978
    Flagstar Bancorp, Inc.                              140,875           2,801
    Community First Bankshares, Inc.                     85,210           2,743
    Susquehanna Bancshares, Inc.                        107,549           2,706
    Selective Insurance Group                            64,635           2,578
    Commercial Federal Corp.                             94,400           2,558
*   UICI                                                107,350           2,556
    Seacoast Financial Services Corp.                    72,384           2,504
    Capital Automotive REIT                              83,562           2,451
    Wintrust Financial Corp.                             47,800           2,414
    Colonial Properties Trust REIT                       62,400           2,404
*   ProAssurance Corp.                                   70,000           2,388
    Gables Residential Trust REIT                        70,100           2,382
    TrustCo Bank NY                                     172,571           2,261
    Kilroy Realty Corp. REIT                             65,600           2,237
    Lexington Corporate Properties
    Trust REIT                                          111,000           2,210
    Zenith National Insurance Corp.                      45,200           2,197
    Provident Bankshares Corp.                           75,738           2,184
    Waypoint Financial Corp.                             78,145           2,156
    R.L.I. Corp.                                         58,600           2,139
    Commercial Net Lease
    Realty REIT                                         124,300           2,138
    Republic Bancorp, Inc.                              151,820           2,110
*   Piper Jaffray Cos., Inc.                             45,700           2,067
    Brookline Bancorp, Inc.                             140,600           2,063
    John H. Harland Co.                                  67,790           1,990
    NDCHealth Corp.                                      85,200           1,977
*   eFunds Corp.                                        110,396           1,932
*   NCO Group, Inc.                                      72,370           1,932
    Entertainment Properties
    Trust REIT                                           53,845           1,924
    BankAtlantic Bancorp, Inc.
    Class A                                             100,000           1,845
*   BankUnited Financial Corp.                           69,100           1,783
    LandAmerica Financial
    Group, Inc.                                          44,650           1,738
    Irwin Financial Corp.                                65,400           1,727
*   Sterling Financial Corp.                             52,360           1,669
*   First Federal Financial Corp.                        39,800           1,656
    Dime Community Bancshares                            92,919         $ 1,624
    First Republic Bank                                  35,600           1,534
*   Financial Federal Corp.                              43,200           1,523
    Cash America International Inc.                      65,700           1,511
    Boston Private Financial
    Holdings, Inc.                                       63,700           1,475
    Sterling Bancshares, Inc.                           102,800           1,459
    Gold Banc Corp., Inc.                                92,261           1,430
    Stewart Information
    Services Corp.                                       42,200           1,425
    Riggs National Corp.                                 66,346           1,401
    Anchor Bancorp Wisconsin Inc.                        52,720           1,394
    Umpqua Holdings Corp.                                65,274           1,370
    Glenborough Realty Trust,
    Inc. REIT                                            74,000           1,358
*   Investment Technology
    Group, Inc.                                         100,400           1,284
    Presidential Life Corp.                              67,976           1,225
*   Digital Insight Corp.                                55,743           1,156
*   World Acceptance Corp.                               44,114             809
*   PRG-Schultz International, Inc.                     143,099             783
    SWS Group, Inc.                                      43,310             663
*   Carreker Corp.                                       56,018             561
*   Rewards Network Inc.                                 59,800             538
    Viad Corp.                                           15,000             405
    SCPIE Holdings Inc.                                  21,700             197
                                                                     -----------
                                                                        178,242
                                                                     -----------
Health Care (12.3%)
    Medicis Pharmaceutical Corp.                        131,500           5,253
*   IDEXX Laboratories Corp.                             80,300           5,054
    Cooper Cos., Inc.                                    77,600           4,902
*   Respironics, Inc.                                    82,204           4,829
*   MGI Pharma, Inc.                                    165,000           4,457
*   Accredo Health, Inc.                                113,025           4,402
*   Techne Corp.                                         96,575           4,196
*   Pharmaceutical Product
    Development, Inc.                                   131,100           4,165
*   ResMed Inc.                                          78,900           4,021
*   Pediatrix Medical Group, Inc.                        56,250           3,929
*   Cerner Corp.                                         83,799           3,736
    Mentor Corp.                                         98,500           3,378
    Invacare Corp.                                       73,200           3,273
    Diagnostic Products Corp.                            68,500           3,010
*   US Oncology, Inc.                                   200,400           2,950
*   Advanced Medical Optics, Inc.                        69,200           2,946
*   Sierra Health Services, Inc.                         64,500           2,883
*   AMERIGROUP Corp.                                     57,760           2,842
*   Sybron Dental Specialties, Inc.                      89,200           2,663
*   American Medical Systems
    Holdings, Inc.                                       78,500           2,645
*   United Surgical Partners
    International, Inc.                                  64,683           2,553

--------------------------------------------------------------------------------
                                                                         Market
                                                                         Value^
                                                         Shares           (000)
--------------------------------------------------------------------------------
    Alpharma, Inc. Class A                              122,200      $    2,503
    Owens & Minor, Inc. Holding Co.                      91,400           2,367
*   Priority Healthcare Corp. Class B                   101,997           2,341
*   Integra LifeSciences Holdings                        66,312           2,339
*   American Healthways Inc.                             75,100           1,999
*   Province Healthcare Co.                             113,850           1,953
*   CONMED Corp.                                         70,632           1,935
    PolyMedica Corp.                                     62,300           1,934
*   Sunrise Senior Living, Inc.                          48,700           1,906
*   Cyberonics, Inc.                                     56,400           1,881
*   Centene Corp.                                        47,630           1,836
*   AmSurg Corp.                                         70,250           1,765
*   Haemonetics Corp.                                    58,650           1,739
*   Biosite Inc.                                         37,100           1,667
*   Odyssey Healthcare, Inc.                             86,600           1,630
*   Viasys Healthcare Inc.                               71,200           1,489
*   Immucor Inc.                                         45,617           1,485
*   Possis Medical Inc.                                  43,400           1,482
*   ArthroCare Corp.                                     48,829           1,420
    Datascope Corp.                                      35,088           1,393
    Analogic Corp.                                       31,200           1,324
*   Sola International Inc.                              74,700           1,287
*   Noven Pharmaceuticals, Inc.                          57,500           1,266
*   PAREXEL International Corp.                          62,500           1,237
*   CIMA Labs Inc.                                       34,560           1,166
*   ICU Medical, Inc.                                    32,700           1,096
*   Hologic, Inc.                                        46,812           1,088
*   SurModics, Inc.                                      41,005           1,010
*   Merit Medical Systems, Inc.                          63,400           1,010
*   RehabCare Group, Inc.                                37,000             985
*   LabOne, Inc.                                         30,360             965
*   Orthodontic Centers
    of America, Inc.                                    114,100             934
*   Wilson Greatbatch
    Technologies, Inc.                                   32,900             920
    Hooper Holmes, Inc.                                 149,200             856
    Vital Signs, Inc.                                    29,400             854
*   Regeneron Pharmaceuticals, Inc.                      76,850             809
*   BioLase Technology, Inc.                             55,264             744
*   Enzo Biochem, Inc.                                   31,816             477
*   ArQule, Inc.                                         63,100             333
*   Theragenics Corp.                                    64,800             299
*   Savient Pharmaceuticals Inc.                        110,140             273
*   CryoLife Inc.                                        50,400             266
*   Osteotech, Inc.                                      37,520             243
*   Curative Health Services, Inc.                       12,900             112
                                                                     -----------
                                                                        134,705
                                                                     -----------
Other Energy (5.5%)
    Massey Energy Co.                                   177,811           5,016
    Patina Oil & Gas Corp.                              164,600           4,917
*   Evergreen Resources, Inc.                           101,880           4,116
    Cabot Oil & Gas Corp.                                78,500           3,321
*   Unit Corp.                                          105,134      $    3,306
*   Spinnaker Exploration Co.                            79,800           3,143
*   Cimarex Energy Co.                                   97,100           2,935
*   Stone Energy Corp.                                   63,180           2,886
*   Cal Dive International, Inc.                         89,929           2,727
    CARBO Ceramics Inc.                                  37,800           2,580
    Vintage Petroleum, Inc.                             149,350           2,534
    St. Mary Land & Exploration Co.                      67,200           2,396
*   Oceaneering International, Inc.                      57,370           1,965
*   Seacor Holdings INC                                  44,000           1,933
*   Veritas DGC Inc.                                     78,800           1,824
*   Hydrill Co.                                          53,100           1,673
*   Remington Oil & Gas Corp.                            64,000           1,510
*   Swift Energy Co.                                     66,000           1,456
*   TETRA Technologies, Inc.                             53,600           1,439
*   Input/Output, Inc.                                  167,440           1,388
*   Atwood Oceanics, Inc.                                32,800           1,369
    Frontier Oil Corp.                                   61,200           1,297
*   W-H Energy Services, Inc.                            64,100           1,256
*   Prima Energy Corp.                                   30,514           1,207
*   Plains Resources Inc.                                55,800             946
*   Dril-Quip, Inc.                                      42,000             785
                                                                     -----------
                                                                         59,925
                                                                     -----------
Materials & Processing (11.6%)
    The Timken Co.                                      206,800           5,478
    Florida Rock Industries, Inc.                       101,500           4,280
    Hughes Supply, Inc.                                  71,500           4,213
    Corn Products International, Inc.                    85,300           3,971
    AptarGroup Inc.                                      86,100           3,762
*   Steel Dynamics, Inc.                                115,100           3,295
    Simpson Manufacturing Co.                            57,500           3,227
    Reliance Steel & Aluminum Co.                        75,500           3,044
    Mueller Industries Inc.                              81,300           2,911
    Georgia Gulf Corp.                                   78,600           2,819
    Clarcor Inc.                                         60,400           2,766
*   URS Corp.                                            98,700           2,704
*   Rogers Corp.                                         38,300           2,677
    Acuity Brands, Inc.                                  98,200           2,651
*   Maverick Tube Corp.                                 100,900           2,650
*   Armor Holdings, Inc.                                 75,400           2,564
    Albany International Corp.                           75,700           2,540
    Brady Corp. Class A                                  54,700           2,522
    Lennox International Inc.                           137,338           2,486
    MacDermid, Inc.                                      70,600           2,390
*   OM Group, Inc.                                       66,000           2,179
    Commercial Metals Co.                                66,700           2,164
    Wausau-Mosinee Paper Corp.                          124,600           2,156
    Kaydon Corp.                                         66,318           2,051
    Texas Industries, Inc.                               49,700           2,046
    Delta & Pine Land Co.                                91,100           2,000
    H.B. Fuller Co.                                      68,900           1,957
*   Lone Star Technologies, Inc.                         66,900           1,844

--------------------------------------------------------------------------------
                                                                         Market
Tax-Managed                                                              Value^
Small-Cap Fund                                           Shares           (000)
--------------------------------------------------------------------------------
    Quanex Corp.                                         37,750      $    1,838
    Carpenter Technology Corp.                           52,500           1,788
*   Century Aluminum Co.                                 72,056           1,786
    Watsco, Inc.                                         62,548           1,756
*   EMCOR Group, Inc.                                    36,300           1,596
*   PolyOne Corp.                                       212,400           1,580
    Barnes Group, Inc.                                   53,575           1,553
    Arch Chemicals, Inc.                                 53,500           1,542
    Cambrex Corp.                                        60,600           1,529
    A. Schulman Inc.                                     70,740           1,520
*   Griffon Corp.                                        68,210           1,520
    Tredegar Corp.                                       92,900           1,498
*   Shaw Group, Inc.                                    147,270           1,492
    Universal Forest Products, Inc.                      42,800           1,380
    Rock-Tenn Co.                                        81,300           1,378
*   Cleveland-Cliffs Inc.                                24,400           1,376
    Valmont Industries, Inc.                             56,600           1,296
    WD-40 Co.                                            40,294           1,206
    Chesapeake Corp. of Virginia                         44,775           1,195
    ElkCorp                                              45,800           1,096
    Deltic Timber Corp.                                  27,595           1,060
*   Interface, Inc.                                     119,111           1,040
*   Insituform Technologies Inc.
    Class A                                              60,888             991
    Myers Industries, Inc.                               69,737             983
*   Buckeye Technology, Inc.                             84,600             973
*   Mobile Mini, Inc.                                    33,623             955
*   Caraustar Industries, Inc.                           66,383             937
    Ryerson Tull, Inc.                                   57,300             910
    The Standard Register Co.                            67,900             808
*   RTI International Metals, Inc.                       48,250             770
    Pope & Talbot, Inc.                                  36,800             728
*   Brush Engineered Materials Inc.                      38,200             722
    Wellman, Inc.                                        81,545             663
    Quaker Chemical Corp.                                23,900             660
    Apogee Enterprises, Inc.                             62,500             650
    Steel Technologies, Inc.                             28,890             638
    Building Materials Holding Corp.                     29,900             566
*   Omnova Solutions Inc.                                90,500             552
*   IMCO Recycling, Inc.                                 34,700             459
*   Commonwealth Industries Inc.                         36,934             382
*   A.M. Castle & Co.                                    34,600             372
*   Lydall, Inc.                                         37,900             370
*   Material Sciences Corp.                              31,725             338
    Penford Corp.                                        19,004             334
*   Wolverine Tube, Inc.                                 28,400             310
    Intermet Corp.                                       53,103             228
                                                                     -----------
                                                                        126,671
                                                                     -----------
Producer Durables (12.1%)
*   NVR, Inc.                                            15,050           7,286
    Roper Industries Inc.                                85,900           4,888
    MDC Holdings, Inc.                                   75,947           4,831
    Briggs & Stratton Corp.                              53,000      $    4,683
    IDEX Corp.                                          117,050           4,021
    Cognex Corp.                                        104,181           4,009
    Standard Pacific Corp.                               80,900           3,988
    Engineered Support
    Systems, Inc.                                        61,524           3,600
*   Varian Semiconductor
    Equipment Associates, Inc.                           84,800           3,270
*   Cymer, Inc.                                          85,900           3,216
*   Axcelis Technologies, Inc.                          231,743           2,883
    Curtiss-Wright Corp.                                 49,500           2,781
*   Dionex Corp.                                         50,200           2,770
*   Moog Inc.                                            62,418           2,316
*   Rayovac Corp.                                        79,623           2,237
    A.O. Smith Corp.                                     70,200           2,232
*   Littelfuse, Inc.                                     51,400           2,180
*   CUNO Inc.                                            40,800           2,177
*   Brooks Automation, Inc.                             107,276           2,162
*   Meritage Corp.                                       30,500           2,098
    The Manitowoc Co., Inc.                              61,900           2,095
*   Technitrol, Inc.                                     94,000           2,059
*   ATMI, Inc.                                           74,506           2,035
*   Headwaters Inc.                                      78,293           2,030
    Watts Water Technologies, Inc.                       74,600           2,010
    Woodward Governor Co.                                26,939           1,943
*   Electro Scientific Industries, Inc.                  64,693           1,831
*   FEI Co.                                              76,500           1,829
*   Paxar Corp.                                          91,300           1,782
*   Vicor Corp.                                          97,411           1,780
    Baldor Electric Co.                                  76,060           1,776
*   Veeco Instruments, Inc.                              68,123           1,758
*   Teledyne Technologies, Inc.                          76,500           1,532
*   Champion Enterprises, Inc.                          164,300           1,508
*   Ionics, Inc.                                         53,300           1,506
*   Esterline Technologies Corp.                         49,800           1,471
*   Photronics Inc.                                      77,000           1,458
    JLG Industries, Inc.                                102,700           1,426
*   Imagistics International Inc.                        38,920           1,378
    Thomas Industries, Inc.                              40,800           1,355
    Applied Industrial
    Technology, Inc.                                     44,600           1,343
*   Photon Dynamics, Inc.                                38,075           1,335
    Helix Technology Corp.                               60,800           1,297
*   Kulicke & Soffa Industries, Inc.                    117,200           1,284
    Belden, Inc.                                         59,700           1,279
    Regal-Beloit Corp.                                   57,400           1,278
*   Gardner Denver Inc.                                  45,625           1,273
*   Triumph Group, Inc.                                  38,700           1,236
    Stewart & Stevenson
    Services, Inc.                                       66,466           1,191
*   Itron, Inc.                                          50,300           1,154
    C & D Technologies, Inc.                             58,700           1,047

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value^
                                                         Shares            (000)
--------------------------------------------------------------------------------
*   Cable Design Technologies Corp.                      97,800          $ 1,037
    CTS Corp.                                            83,600            1,008
    Cohu, Inc.                                           49,175              936
*   Ultratech, Inc.                                      57,260              932
*   Symmetricom Inc.                                    101,836              906
*   Audiovox Corp.                                       53,000              895
*   DuPont Photomasks, Inc.                              42,800              870
*   Astec Industries, Inc.                               45,900              864
    Keithley Instruments Inc.                            37,100              822
*   C-COR Electronics, Inc.                              79,474              818
*   Artesyn Technologies, Inc.                           90,779              817
    Standex International Corp.                          29,000              789
    Skyline Corp.                                        19,400              789
    Robbins & Myers, Inc.                                32,600              732
    X-Rite Inc.                                          46,800              680
*   Advanced Energy Industries, Inc.                     43,225              679
    Lindsay Manufacturing Co.                            27,000              649
*   Rudolph Technologies, Inc.                           34,200              622
*   Magnatek, Inc.                                       67,500              563
*   Milacron Inc.                                       111,600              446
*   Tollgrade Communications, Inc.                       29,638              315
                                                                     -----------
                                                                         132,076
                                                                     -----------
Technology (10.3%)
*   FLIR Systems, Inc.                                   78,000            4,282
*   Avid Technology, Inc.                                74,891            4,087
*   Hyperion Solutions Corp.                             91,200            3,987
*   Trimble Navigation Ltd.                             118,378            3,290
*   Skyworks Solutions, Inc.                            346,759            3,027
    Anixter International Inc.                           84,900            2,889
*   FileNET Corp.                                        90,447            2,855
*   Benchmark Electronics, Inc.                          95,850            2,789
*   CACI International, Inc.                             68,700            2,778
*   Aeroflex, Inc.                                      173,134            2,481
*   WebEx Communications, Inc.                          103,055            2,242
*   Manhattan Associates, Inc.                           72,210            2,230
*   Adaptec, Inc.                                       253,146            2,142
*   Coherent, Inc.                                       70,642            2,109
*   MICROS Systems, Inc.                                 43,062            2,066
*   InVision Technologies, Inc.                          40,860            2,039
*   SERENA Software, Inc.                               106,700            2,037
*   DRS Technologies, Inc.                               62,700            2,000
*   Websense, Inc.                                       52,900            1,969
    Black Box Corp.                                      41,554            1,964
*   Microsemi Corp.                                     136,858            1,945
*   DSP Group Inc.                                       68,226            1,858
*   Progress Software Corp.                              85,600            1,855
*   Dendrite International, Inc.                         95,932            1,782
*   Internet Security Systems, Inc.                     115,333            1,769
*   Power Integrations, Inc.                             70,925            1,766
*   ScanSource, Inc.                                     28,791            1,711
*   ANSYS, Inc.                                          35,776            1,681
    Inter-Tel, Inc.                                      62,408            1,558
*   Checkpoint Systems, Inc.                             86,500      $     1,551
*   ViaSat, Inc.                                         60,700            1,514
*   Hutchinson Technology, Inc.                          60,700            1,493
*   j2 Global Communications, Inc.                       53,406            1,485
*   ManTech International Corp.                          75,550            1,418
*   Harmonic, Inc.                                      164,700            1,403
*   Exar Corp.                                           94,300            1,382
    Cubic Corp.                                          64,800            1,356
*   Intermagnetics General Corp.                         38,604            1,314
*   Mercury Computer Systems, Inc.                       48,700            1,208
*   Verity, Inc.                                         88,608            1,197
*   Ciber, Inc.                                         145,500            1,196
    Park Electrochemical Corp.                           47,050            1,188
*   Pinnacle Systems, Inc.                              164,987            1,180
*   Actel Corp.                                          59,525            1,101
    EDO Corp.                                            45,600            1,100
    Methode Electronics,
    Inc. Class A                                         83,100            1,078
*   Daktronics, Inc.                                     43,100            1,075
    Bel Fuse, Inc. Class B                               25,724            1,073
    Agilysys, Inc.                                       74,900            1,033
    BEI Technologies, Inc.                               33,760              956
*   JDA Software Group, Inc.                             69,072              910
*   Standard Microsystem Corp.                           37,200              867
*   Kopin Corp.                                         165,665              847
*   ESS Technology, Inc.                                 78,957              846
    Talx Corp.                                           33,100              809
*   MRO Software Inc.                                    57,500              783
*   SPSS, Inc.                                           42,285              760
*   Netegrity, Inc.                                      86,687              733
*   RadiSys Corp.                                        36,955              686
*   Catapult Communications Corp.                        29,132              670
*   Pericom Semiconductor Corp.                          59,684              639
*   EPIQ Systems, Inc.                                   40,100              581
*   Digi International, Inc.                             52,600              564
*   PC-Tel, Inc.                                         47,200              557
*   SBS Technologies, Inc.                               34,105              548
*   Captaris Inc.                                        80,600              521
*   Alliance Semiconductor Corp.                         86,367              514
*   Bell Microproducts Inc.                              61,500              498
*   Supertex, Inc.                                       30,245              494
*   MapInfo Corp.                                        44,740              474
*   Concord Communications, Inc.                         41,400              472
*   Planar Systems, Inc.                                 34,200              458
*   Zix Corp.                                            51,796              411
*   Network Equipment
    Technologies, Inc.                                   46,300              378
*   Phoenix Technologies Ltd.                            53,200              372
*   Gerber Scientific, Inc.                              49,300              348
*   NYFIX, Inc.                                          70,168              343
*   Roxio, Inc.                                          62,695              308
*   Brooktrout Technology, Inc.                          25,800              279

--------------------------------------------------------------------------------
                                                                         Market
Tax-Managed                                                              Value^
Small-Cap Fund                                           Shares           (000)
--------------------------------------------------------------------------------
*   SCM Microsystems, Inc.                               39,400      $      256
*   Three-Five Systems, Inc.                             48,499             247
*   Meade Instruments Corp.                              46,686             149
                                                                     -----------
                                                                        112,811
                                                                     -----------
Utilities (4.3%)
    Energen Corp.                                        84,800           4,070
    Piedmont Natural Gas, Inc.                           90,700           3,873
    UGI Corp. Holding Co.                               120,200           3,858
*   Southern Union Co.                                  174,363           3,676
    Atmos Energy Corp.                                  121,125           3,100
    New Jersey Resources Corp.                           65,550           2,726
*   Southwestern Energy Co.                              83,700           2,400
*   Commonwealth Telephone
    Enterprises, Inc.                                    51,831           2,320
    Avista Corp.                                        111,600           2,056
    Cleco Corp.                                         112,600           2,025
    UniSource Energy Corp.                               78,500           1,951
    Southwest Gas Corp.                                  80,060           1,932
    Northwest Natural Gas Co.                            63,300           1,931
*   El Paso Electric Co.                                113,700           1,756
    CH Energy Group, Inc.                                36,800           1,709
    UIL Holdings Corp.                                   33,963           1,654
    The Laclede Group, Inc.                              48,900           1,340
*   General Communication, Inc.                         130,940           1,040
    American States Water Co.                            37,350             868
*   Intrado Inc.                                         39,600             637
    Cascade Natural Gas Corp.                            26,500             585
    Central Vermont Public
    Service Corp.                                        27,200             557
    NUI Corp.                                            37,300             545
*   Boston Communications
    Group, Inc.                                          42,323             434
    Green Mountain Power Corp.                           11,275             294
                                                                     -----------
                                                                         47,337
                                                                     -----------
Other (0.2%)
    GenCorp, Inc.                                       103,900           1,391
    Kaman Corp. Class A                                  52,834             739
                                                                     -----------
                                                                          2,130
                                                                     -----------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (Cost $738,780)                                                   1,092,087
--------------------------------------------------------------------------------
                                                           Face           Market
                                                         Amount           Value^
                                                          (000)            (000)
================================================================================
TEMPORARY CASH INVESTMENTS (2.5%)
--------------------------------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
1.47%, 7/1/2004                                         $ 1,350      $     1,350
1.46%, 7/1/2004--Note E                                  26,460           26,460
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS
(Cost $27,810)                                                            27,810
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.3%)
(Cost $766,590)                                                        1,119,897
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.3%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                       9,867
Security Lending Collateral
Payable to Brokers---Note E                                             (26,460)
Other Liabilities                                                        (8,633)
                                                                     -----------
                                                                        (25,226)
                                                                     -----------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $1,094,671
================================================================================

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT–Real Estate Investment Trust.

--------------------------------------------------------------------------------
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          Amount
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                         $760,898
Undistributed Net Investment Income                                        3,270
Accumulated Net Realized Losses                                         (22,804)
Unrealized Appreciation                                                  353,307
--------------------------------------------------------------------------------
NET ASSETS                                                            $1,094,671
================================================================================

Investor Shares--Net Assets
Applicable to 56,110,381 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                             $1,077,361
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE---
INVESTOR SHARES                                                           $19.20
================================================================================

Institutional Shares--Net Assets
Applicable to 899,999 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                                $17,310
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE---
INSTITUTIONAL SHARES                                                      $19.23
================================================================================

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value^
International Fund                                       Shares            (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.8%)
--------------------------------------------------------------------------------
Australia (4.8%)
    BHP Billiton Ltd.                                   368,943      $     3,220
    National Australia Bank Ltd.                        146,780            3,051
    Commonwealth Bank
    of Australia                                        125,029            2,838
    Australia & New Zealand Bank
    Group Ltd.                                          179,376            2,284
    Westpac Banking Corp., Ltd.                         179,816            2,205
    News Corp. Ltd. Pfd.                                261,718            2,142
    News Corp. Ltd.                                     135,244            1,195
    Woolworths Ltd.                                     103,573              823
    AMP Limited                                         186,098              821
    Telstra Corp. Ltd.                                  224,253              786
    Wesfarmers Ltd.                                      36,761              753
    Rio Tinto Ltd.                                       29,786              746
    Coles Myer Ltd.                                     111,044              664
    Foster's Group Ltd.                                 196,779              647
    Stockland                                           176,870              638
    QBE Insurance Group Ltd.                             65,700              586
    Suncorp-Metway Ltd.                                  58,309              577
    Insurance Australia Group Ltd.                      162,136              565
    Woodside Petroleum Ltd.                              46,151              536
    Rinker Group Ltd.                                    93,819              526
    Macquarie Bank Ltd.                                  22,023              520
    Westfields Holdings Ltd.                             45,875              492
    Macquarie Infrastucture Group                       197,734              455
    Mirvac Group                                        143,467              430
    Alumina Ltd.                                        114,665              422
    Amcor Ltd.                                           85,214              414
    Tabcorp Holdings Ltd.                                41,567              412
    Brambles Industries Ltd.                             94,691              396
    WMC Resources Ltd.                                  110,421              378
    BlueScope Steel Ltd.                                 79,729              374
    Australian Gas Light Co., Ltd.                       42,940              363
    Newcrest Mining Ltd.                                 32,921              316
    Orica Ltd.                                           29,211              307
    CSL Ltd.                                             19,399              301
    Centro Properties Group                             107,385              298
    Investa Property Group                              209,540              285
    Lend Lease Corp.                                     38,668              277
    Santos Ltd.                                          57,129              276
    Boral Ltd.                                           60,034              270
    Origin Energy Ltd.                                   63,483              249
    John Fairfax Holdings Ltd.                           93,882              244
    Coca-Cola Amatil Ltd.                                43,985              212
    Patrick Corp. Ltd.                                   53,350              198
    James Hardie Industries NV                           45,250              189
    Mayne Group Ltd.                                     75,946              180
    Transurban Group                                     48,709              165
    Paperlinx Ltd.                                       48,679              164
    Tab Ltd.                                             46,741              160
    Toll Holdings Ltd.                                   20,705      $       155
    Sonic Healthcare Ltd.                                22,840              145
    Southcorp Ltd.                                       65,014              142
    CSR Ltd.                                             88,953              138
    Lion Nathan Ltd.                                     29,055              137
    Deutsche Office Trust                               162,837              130
    AXA Asia Pacific Holdings Ltd.                       53,031              124
    Publishing & Broadcasting Ltd.                       13,803              124
    Aristocrat Leisure Ltd.                              33,008              111
    Cochlear Ltd.                                         6,607              105
    Ansell Ltd.                                          18,887              102
    Australian Stock Exchange Ltd.                        9,280              100
    OneSteel Ltd.                                        57,056               99
*   Pacific Brands Limited                               51,897               97
    Harvey Norman Holdings Ltd.                          48,047               94
    Computershare Ltd.                                   40,096               89
    Iluka Resources Ltd.                                 27,814               88
    Pepetual Trustees Australia Ltd.                      2,419               79
    Leighton Holdings Ltd.                               12,171               77
    ING Industrial Fund                                  60,439               76
    Futuris Corp., Ltd.                                  51,353               57
                                                                     -----------
                                                                          36,619
                                                                     -----------
Austria (0.3%)
    Erste Bank der Oesterreichischen
    Sparkassen AG                                         3,365              529
    Telekom Austria AG                                   28,670              438
    OMV AG                                                1,300              253
    Bank Austria Creditanstalt                            3,654              214
    Wienerberger AG                                       5,505              192
    Voestalpine AG                                        2,252              111
    Oesterreichische
    Elektrizitaetswirtschafts AG
    Class A                                                 415               73
    Mayr-Melnhof Karton AG                                  546               70
    Boehler-Uddeholm AG                                     787               65
    VA Technologies AG                                    1,002               56
    Flughafen Wien AG                                       777               45
    RHI AG                                                1,970               44
                                                                     -----------
                                                                           2,090
                                                                     -----------
Belgium (1.1%)
    Fortis Group                                        116,564            2,581
    Dexia                                                63,410            1,052
    Electrabel SA                                         2,958              948
    KBC Bankverzekeringsholding                          10,065              579
    Solvay SA                                             6,328              517
*   Belgacom SA                                          16,604              505
    Interbrew                                            14,753              469
    UCB SA                                                8,537              398
    Delhaize Group                                        7,374              377
    Cofinimmo                                             2,045              276
    Agfa Gevaert NV                                       8,561              212
    Colruyt NV                                            1,589              196

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value^
International Fund                                       Shares            (000)
--------------------------------------------------------------------------------
*   Mobistar SA                                           2,707            $ 169
    Umicore                                               2,393              151
    Omega Pharma SA                                       2,311              117
    Bekaert NV                                            1,827              105
    Barco NV                                              1,086               98
    D'Ieteren SA                                            283               60
    Compagnie Maritime Belge SA                             437               53
                                                                     -----------
                                                                           8,863
                                                                     -----------
Cayman Islands
    Kingboard Chemical Holdings Ltd.                     24,000               42
                                                                     -----------
Denmark (0.8%)
    Novo Nordisk A/S B Shares                            25,094            1,292
    Danske Bank A/S                                      48,990            1,161
    AP Moller-Maersk A/S                                    109              749
    TDC A/S                                              13,041              424
    Vestas Wind Systems A/S                              17,105              251
    Danisco A/S                                           4,629              239
    Novozymes A/S                                         5,124              231
    ISS A/S                                               4,076              201
    GN Store Nord A/S                                    22,667              200
    Group 4 Falck A/S                                     7,500              193
    Carlsberg A/S B Shares                                3,056              162
    H. Lundbeck A/S                                       7,318              159
*   Topdanmark A/S                                        2,500              148
    Coloplast A/S B Shares                                1,375              130
*   William Demant A/S                                    2,600               98
    Kobenhavns Lufthavne A/S                                660               96
    DSV, De Sammensluttede
    Vognmaend A/S                                         1,900               91
    East Asiatic Co. A/S                                  1,950               90
    FLS Industries A/S B Shares                           3,799               53
    Bang & Olufsen A/S B Shares                             909               50
    NKT Holding A/S                                       2,140               43
                                                                     -----------
                                                                           6,061
                                                                     -----------
Finland (1.4%)
    Nokia Oyj                                           471,575            6,805
    UPM-Kymmene Oyj                                      51,932              988
    Stora Enso Oyj R Shares                              61,766              838
    Fortum Oyj                                           31,577              403
    Sampo Oyj A Shares                                   27,750              269
    TietoEnator Oyj B Shares                              7,475              227
    Kone Corp. B Shares                                   3,325              201
    Elisa Oyj Class A                                    13,100              175
    Outokumpu Oyj A Shares                                9,400              150
    Metso Oyj                                             9,640              122
    Kesko Oyj                                             5,760              114
    Amer Group Ltd.                                       2,157              112
    Uponor Oyj                                            2,895               95
    Orion-Yhtyma Oyj B Shares                             3,650               94
    Nokian Renkaat Oyj                                      959               93
    Rautaruuki Oyj                                       10,970               89
    Wartsila Oyj B Shares                                 2,770             $ 62
    KCI Konecranes Oyj                                    1,400               52
    Pohjola Group PLC D Shares                            3,870               40
                                                                     -----------
                                                                          10,929
                                                                     -----------
France (9.4%)
    Total SA                                             57,003           10,868
    Aventis SA                                           66,700            5,035
    BNP Paribas SA                                       79,190            4,870
    AXA                                                 130,723            2,879
    France Telecom SA                                   109,099            2,843
*   Vivendi Universal SA                                 99,065            2,748
    Societe Generale Class A                             32,047            2,723
    Carrefour SA                                         56,044            2,719
    L'Oreal SA                                           30,947            2,472
    Sanofi-Synthelabo SA                                 36,042            2,285
    Groupe Danone                                        24,170            2,108
*   Alcatel SA                                          119,262            1,840
    L'Air Liquide SA (Registered)                        10,851            1,794
    LVMH Louis Vuitton
    Moet Hennessy                                        24,227            1,752
    Suez SA                                              78,688            1,638
    Credit Agricole SA                                   66,021            1,606
    Cie. de St. Gobain SA                                30,970            1,544
    Lafarge SA                                           16,554            1,476
    Schneider Electric SA                                20,141            1,375
    Renault SA                                           17,970            1,369
    STMicroelectronics NV                                57,224            1,255
    PSA Peugeot Citroen                                  16,326              909
    Compagnie Generale des
    Etablissements Michelin
    SA B Shares                                          13,978              773
    Accor SA                                             18,313              773
    Lagardere S.C.A.                                     12,291              768
    Veolia Environnement                                 26,635              751
    European Aeronautic Defence
    and Space Co.                                        26,289              732
    Pernod Ricard SA                                      5,361              686
    Pinault-Printemps-Redoute SA                          6,460              664
    Vinci SA                                              6,567              662
    Bouygues SA                                          19,698              660
    Arcelor                                              37,672              633
    Essilor International SA                              9,372              612
    Cap Gemini SA                                        11,565              464
    Thomson SA                                           23,434              462
    Unibail Co.                                           4,409              456
    Gecina SA                                             5,066              398
    Societe Television Francaise 1                       12,169              383
    Etablissements Economiques du
    Casino Guichard-Perrachon SA                          3,777              341
    Publicis Groupe SA                                   10,105              299
    Valeo SA                                              7,159              298
    Autoroutes du Sud de la France                        7,357              292

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value^
                                                         Shares            (000)
--------------------------------------------------------------------------------
    Thales SA                                             7,748            $ 283
    Dassault Systemes SA                                  5,908              274
    Technip SA                                            1,897              257
*   Atos Origin SA                                        3,870              249
    Euronext NV                                           8,706              243
    Sodexho Alliance SA                                   9,144              241
    Imerys SA                                             3,620              211
    Air France                                           12,314              210
    CNP Assurances                                        3,441              200
    Sagem SA                                              1,743              194
    Klepierre                                             2,795              191
    Hermes International                                    937              187
    Zodiac SA                                             4,290              146
*   Business Objects SA                                   6,183              139
    Societe BIC SA                                        2,760              123
    Alstom                                              102,583              115
                                                                     -----------
                                                                          72,478
                                                                     -----------
Germany (6.9%)
    Siemens AG                                           78,448            5,642
    E.On AG                                              60,937            4,396
    Deutsche Telekom AG                                 244,800            4,301
    Deutsche Bank AG                                     51,511            4,047
    DaimlerChrysler AG (Registered)                      84,270            3,937
    SAP AG                                               20,010            3,317
    Allianz AG                                           29,651            3,212
    BASF AG                                              53,377            2,857
    RWE AG                                               40,062            1,884
    Bayer AG                                             65,092            1,877
    Muenchener Rueckversicherungs-
    Gesellschaft AG (Registered)                         16,507            1,789
    Bayerische Hypo-und
    Vereinsbank AG                                       55,510              987
    Schering AG                                          16,619              979
    Volkswagen AG                                        22,673              958
    Deutsche Post AG                                     43,937              949
    Commerzbank AG                                       51,529              908
    Infineon Technologies AG                             60,807              816
    Depfa Bank PLC                                       49,192              715
    Metro AG                                             14,800              702
    Continental AG                                       13,335              643
    Adidas-Salomon AG                                     4,599              549
    ThyssenKrupp AG                                      31,863              543
    Porsche AG                                              796              533
    Deutsche Boerse AG                                   10,430              530
    Henkel KGaA                                           5,793              495
    Linde AG                                              8,173              450
    Altana AG                                             7,016              422
*   Hypo Real Estate Holding AG                          14,134              415
    Puma AG                                               1,594              405
    Man AG                                               10,825              395
    Merck KGaA                                            4,889              294
    Volkswagen AG Pfd.                                    9,452              273
    Deutsche Lufthansa AG                                19,681       $      268
    Fresenius Medical Care AG                             3,586              266
    HeidelbergerCement AG                                 5,193              259
    TUI AG                                               13,496              258
    Beiersdorf AG                                         1,817              212
    Celesio AG                                            3,130              187
*   Qiagen NV                                            15,311              181
    ProSieben Sat.1 Media AG                              8,357              151
    RWE AG Pfd.                                           3,681              148
    Fresenius Medical Care AG                             2,361              126
    EPCOS AG                                              6,044              126
    Karstadt Quelle AG                                    5,141              112
    MLP AG                                                7,244              107
    Douglas Holding AG                                    3,391               97
    Suedzucker AG                                         4,763               94
                                                                     -----------
                                                                          52,812
                                                                     -----------
Greece (0.5%)
    National Bank of Greece SA                           23,832              518
    Alpha Credit Bank SA                                 20,160              513
    EFG Eurobank Ergasias                                19,000              414
    Hellenic Telecommunication
    Organization SA                                      26,680              347
    Greek Organization of Football
    Prognostics                                          17,100              323
    Public Power Corp.                                   10,500              250
    Coca-Cola Hellenic Bottling Co. SA                    8,400              196
    Cosmote Mobile
    Communications SA                                    11,400              179
    Bank of Piraeus                                      15,100              176
    Titan Cement Co. SA                                   6,400              151
    Commercial Bank of Greece SA                          4,800              125
    Hellenic Petroleum SA                                 9,500               79
    Viohalco, Hellenic Copper &
    Aluminum Industry SA                                  9,400               67
    Folli-Follie SA                                       1,400               45
    Germanos S.A.                                         1,400               40
    Intracom SA                                           7,700               34
    Technical Olympic SA                                  8,000               33
    Hyatt Regency Hotels and
    Tourism SA                                            2,700               28
    Hellenic Duty Free Shops SA                           1,100               21
    Hellenic Technodomiki Tev SA                          4,230               18
                                                                     -----------
                                                                           3,557
                                                                     -----------
Hong Kong (1.6%)
    Hutchison Whampoa Ltd.                              207,512            1,417
    Sun Hung Kai Properties Ltd.                        133,064            1,092
    Cheung Kong Holdings Ltd.                           148,000            1,091
    CLP Holdings Ltd.                                   187,732            1,028
    Hang Seng Bank Ltd.                                  76,643              983
    Hong Kong Electric Holdings Ltd.                    153,500              636
    Boc Hong Kong Holdings Ltd.                         370,000              631
    Swire Pacific Ltd. A Shares                          92,298              598

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value^
International Fund                                       Shares            (000)
--------------------------------------------------------------------------------
    Hong Kong & China Gas Co., Ltd.                     357,177            $ 588
    Bank of East Asia Ltd.                              134,549              385
    Wharf Holdings Ltd.                                 119,215              342
    Henderson Land Development
    Co. Ltd.                                             69,006              297
    Esprit Holdings Ltd.                                 63,572              284
*   PCCW Ltd.                                           329,000              224
    Li & Fung Ltd.                                      145,850              213
    Hong Kong Exchanges &
    Clearing Ltd.                                       101,000              207
    MTR Corp.                                           133,000              201
    Cathay Pacific Airways Ltd.                          97,170              183
    New World Development
    Co., Ltd.                                           240,000              177
    Techtronic Industries Co., Ltd.                     100,000              160
    Johnson Electric Holdings Ltd.                      148,498              151
    Hang Lung Properties Ltd.                           114,500              148
    Cheung Kong Infrastructure
    Holdings Ltd.                                        59,000              142
    Yue Yuen Industrial
    (Holdings) Ltd.                                      57,500              140
    Television Broadcasts Ltd.                           29,000              124
    Hopewell Holdings Ltd.                               59,000              119
    Hysan Development Co., Ltd.                          64,000               95
    Shangri-La Asia Ltd.                                 94,078               92
    Sino Land Co.                                       159,000               89
    Giordano International Ltd.                         129,000               81
    Kerry Properties Ltd.                                44,000               67
    ASM Pacific Technology Ltd.                          16,500               62
    Orient Overseas Holdings                             13,000               38
    SCMP Group Ltd.                                      79,863               32
    Texwinca Holdings Limited                            36,000               28
                                                                     -----------
                                                                          12,145
                                                                     -----------
Ireland (0.8%)
    Allied Irish Banks PLC                               82,808            1,280
    Bank of Ireland                                      95,711            1,279
    CRH PLC                                              51,278            1,083
*   Elan Corp. PLC                                       38,226              943
    Irish Life & Permanent PLC                           28,211              434
    Kerry Group PLC A Shares                             13,708              290
    Grafton Group PLC                                    21,060              168
    DCC PLC                                               8,424              154
    Independent News & Media PLC                         56,047              134
*   Ryanair Holdings PLC                                 21,583              120
    Fyffes PLC                                           33,722               71
    Greencore Group PLC                                  13,017               50
    Kingspan Group PLC                                    5,510               33
    Waterford Wedgewood PLC                              34,132                7
                                                                     -----------
                                                                           6,046
                                                                     -----------
Italy (3.7%)
    ENI SpA                                             255,221            5,068
    Assicurazioni Generali SpA                           94,310            2,544
    Telecom Italia SpA                                  808,049            2,512
    Unicredito Italiano SpA                             435,632       $    2,152
    Telecom Italia Mobile SpA                           366,004            2,075
    ENEL SpA                                            239,399            1,919
    Telecom Italia S.p.A. RNC                           570,523            1,260
    Banca Intesa SpA                                    322,050            1,258
    San Paolo-IMI SpA                                    95,451            1,150
    Mediaset SpA                                         58,676              669
    Banco Popolare di Verona e
    Novara Scrl                                          36,678              630
    Mediobanca Banca di Credito
    Finanziaria SpA                                      46,143              561
    Riunione Adriatica di Sicurta SpA                    30,442              552
    Alleanza Assicurazioni SpA                           47,260              539
    Banche Popolari Unite Scrl                           31,843              528
    Finmeccanica Spa                                    569,564              453
    Banca Antonveneta SpA                                21,200              436
    Capitalia SpA                                       129,619              405
    Autostrade SpA                                       19,700              387
    Fiat SpA                                             43,918              368
    Banca Nazionale del
    Lavoro (BNL)                                        153,502              357
    Snam Rete Gas SpA                                    81,902              352
    Banca Monte dei Paschi di
    Siena SpA                                           102,327              327
    Banca Intesa SpA Non
    Convertible Risp.                                    90,117              271
    Banca Popolare di Milano SpA                         34,301              220
    Luxottica Group SpA                                  12,142              202
    Pirelli & C. Accomandita
    per Azioni                                          183,986              190
    Banca Fideuram SpA                                   30,252              170
    Mediolanum SpA                                       25,592              163
    Seat Pagine Gialle SpA                              386,009              162
    Autogrill SpA                                        10,418              148
    Bulgari SpA                                          13,389              135
*   Edison S.p.A.                                        77,501              134
    Mondadori (Arnoldo) Editore SpA                      13,486              128
    Italcementi SpA                                       8,752              117
    Gruppo Editoriale L'Espresso SpA                     14,836               89
*   Tiscali SpA                                          17,212               77
    FinecoGroup S.p.A.                                   11,448               72
*   Telecom Italia SpA                                  130,836               54
    Benetton Group SpA                                    4,600               53
*   Parmalat Finanziaria SpA                             34,147                5
                                                                     -----------
                                                                          28,892
                                                                     -----------
Japan (24.1%)
    Toyota Motor Corp.                                  282,200           11,562
    Canon, Inc.                                          82,000            4,371
    Mitsubishi Tokyo Financial Group Inc.                   440            4,119
    Takeda Chemical Industries Ltd.                      87,100            3,868
    Honda Motor Co., Ltd.                                76,700            3,740
    NTT DoCoMo, Inc.                                      1,962            3,546
    Sony Corp.                                           90,300            3,440

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value^
                                                         Shares            (000)
--------------------------------------------------------------------------------
    Mizuho Financial Group, Inc.                            741       $    3,401
    Matsushita Electric Industrial
    Co., Ltd.                                           215,034            3,088
    Nippon Telegraph and
    Telephone Corp.                                         521            2,816
    Nissan Motor Co., Ltd.                              245,200            2,757
    Sumitomo Mitsui Financial
    Group, Inc.                                             397            2,755
    Nomura Holdings Inc.                                180,000            2,695
    Tokyo Electric Power Co.                            114,600            2,629
    Millea Holdings, Inc.                                   148            2,222
    Hitachi Ltd.                                        304,000            2,116
    East Japan Railway Co.                                  342            1,940
    UFJ Holdings Inc.                                       374            1,671
    Ito-Yokado Co., Ltd.                                 35,000            1,515
    Sharp Corp.                                          93,000            1,503
    Fuji Photo Film Co., Ltd.                            46,000            1,459
    Chubu Electric Power Co.                             65,300            1,395
    Ricoh Co.                                            64,000            1,377
    Kyocera Corp.                                        15,700            1,347
    Kansai Electric Power Co., Inc.                      71,500            1,318
    Kao Corp.                                            53,000            1,292
    JFE Holdings, Inc.                                   51,900            1,287
    Nippon Steel Corp.                                  599,000            1,271
    Shin-Etsu Chemical Co., Ltd.                         35,000            1,265
    Murata Manufacturing Co., Ltd.                       21,900            1,262
    Seven Eleven Japan Co. Ltd.                          38,000            1,254
    Mitsubishi Estate Co., Ltd.                          99,000            1,242
    Rohm Co., Ltd.                                       10,200            1,235
    Denso Corp.                                          51,900            1,222
    Bridgestone Corp.                                    64,000            1,216
    Mitsui Sumitomo Insurance Co.                       125,880            1,196
    Hoya Corp.                                           11,200            1,185
    Fujitsu Ltd.                                        163,000            1,162
    Nintendo Co.                                          9,700            1,138
    NEC Corp.                                           159,400            1,135
    Toshiba Corp.                                       278,000            1,131
    Mitsubishi Corp.                                    107,000            1,051
    Dai-Nippon Printing Co., Ltd.                        63,000            1,018
    Yamanouchi Pharmaceuticals
    Co., Ltd.                                            29,800            1,014
    Softbank Corp.                                       22,600            1,005
    Aeon Co., Ltd.                                       24,600              998
    Mitsui & Co., Ltd.                                  124,000              939
    Tokyo Electron Ltd.                                  16,400              931
    Orix Corp.                                            7,800              904
*   Yahoo Japan Corp.                                        91              894
    TDK Corp.                                            11,600              890
    Fanuc Co., Ltd.                                      14,600              881
    Daiwa Securities Group Inc.                         121,000              879
    Tokyo Gas Co., Ltd.                                 245,000              879
    Central Japan Railway Co.                               102              878
    Secom Co., Ltd.                                      20,000       $      859
    Mitsubishi Electric Corp.                           169,000              840
    Mitsui Fudosan Co., Ltd.                             69,000              837
    Sankyo Co., Ltd.                                     37,900              830
    Nitto Denko Corp.                                    16,000              827
    Nippon Oil Corp.                                    127,000              809
    Mitsubishi Heavy Industries Ltd.                    292,000              801
    Resona Holdings Inc.                                439,000              790
    Asahi Glass Co., Ltd.                                75,000              789
    T & D Holdings, Inc.                                 15,400              778
    Keyence Corp.                                         3,310              764
    Sumitomo Trust & Banking
    Co., Ltd.                                           106,000              764
    Kyushu Electric Power Co., Inc.                      40,300              761
    Sompo Japan Insurance Inc.                           72,000              744
    Eisai Co., Ltd.                                      24,900              725
    Tohoku Electric Power Co.                            42,000              715
    Ajinomoto Co., Inc.                                  56,000              682
    Sumitomo Electric Industries Ltd.                    66,000              681
    Yamato Transport Co., Ltd.                           41,000              677
    Nikko Securities Co., Ltd.                          138,000              677
    Japan Tobacco, Inc.                                      86              676
    West Japan Railway Co.                                  165              673
    Kirin Brewery Co., Ltd.                              66,000              661
    Fujisawa Pharmaceutical Co., Ltd.                    27,500              658
    Asahi Kasei Corp.                                   121,000              634
    Toppan Printing Co., Ltd.                            55,000              630
    Sanyo Electric Co., Ltd.                            148,000              616
    Promise Co., Ltd.                                     8,950              604
*   Bank of Yokohama Ltd.                                95,000              601
    Sumitomo Chemical Co.                               127,000              599
    SMC Corp.                                             5,400              591
    Itochu Corp.                                        129,000              586
    Komatsu Ltd.                                         94,000              576
    Kinki Nippon Railway Co.                            148,190              570
    Konica Minolta Holdings, Inc.                        40,500              565
    Daiwa House Industry Co., Ltd.                       48,000              563
    Sumitomo Corp.                                       76,000              558
    Sekisui House Ltd.                                   49,000              550
    Osaka Gas Co., Ltd.                                 195,000              547
    Toray Industries, Inc.                              114,000              543
    Kubota Corp.                                        100,000              538
    Tostem Inax Holding Corp.                            24,512              535
    Shizuoka Bank Ltd.                                   59,000              527
    Omron Corp.                                          22,100              523
    Shionogi & Co., Ltd.                                 30,000              522
    OJI Paper Co., Ltd.                                  80,000              519
    Daikin Industries Ltd.                               19,000              516
    Sumitomo Realty &
    Development Co.                                      39,000              489
    Tokyu Corp.                                          94,000              488
    Advantest Corp.                                       7,000              474

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value^
International Fund                                       Shares            (000)
--------------------------------------------------------------------------------
    Nippon Express Co., Ltd.                             79,000       $      468
    Takefuji Corp.                                        6,380              468
    Nippon Unipac Holding                                    87              460
    Acom Co., Ltd.                                        6,990              459
    Marui Co., Ltd.                                      33,300              454
    Mitsui Osk Lines Ltd.                                84,000              447
    Aiful Corp.                                           4,200              443
    Chugai Pharmaceutical Co., Ltd.                      27,800              441
    Chiba Bank Ltd.                                      70,000              434
    Shiseido Co., Ltd.                                   34,000              433
    Trend Micro Inc.                                      9,500              426
    Asahi Breweries Ltd.                                 38,200              426
    Sumitomo Metal Industries Ltd.                      356,000              426
    Mitsubishi Chemical Corp.                           158,000              425
    Terumo Corp.                                         16,700              424
    Daiichi Pharmaceutical Co., Ltd.                     23,300              420
    Nidec Corp.                                           4,000              415
    Credit Saison Co., Ltd.                              13,600              414
    Nippon Yusen Kabushiki
    Kaisha Co.                                           88,000              411
    Fast Retailing Co., Ltd.                              5,000              410
    NTT Data Corp.                                          123              402
    Olympus Corp.                                        21,000              401
    Mitsui Trust Holding Inc.                            52,100              386
    Taisho Pharmaceutical Co.                            17,000              381
    Pioneer Corp.                                        14,500              379
    Odakyu Electric Railway Co.                          67,000              368
    Hirose Electric Co., Ltd.                             3,300              367
    Kobe Steel Ltd.                                     240,000              363
    Dentsu Inc.                                             139              362
    Aisin Seiki Co., Ltd.                                16,600              350
    Sekisui Chemical Co.                                 41,000              350
    NOK Corp.                                             9,200              345
    Daito Trust Construction Co., Ltd.                    8,800              343
    Oriental Land Co., Ltd.                               5,100              339
    Kajima Corp.                                         89,000              334
    Seiko Epson Corp.                                     9,000              331
    Tobu Railway Co., Ltd.                               73,000              324
    JSR Corp.                                            17,000              323
    Ohbayashi Corp.                                      59,000              321
    Bank of Fukuoka, Ltd.                                53,000              318
    Sumitomo Metal Mining Co.                            48,000              317
    Shinsei Bank, Ltd.                                   49,000              317
    CSK Corp.                                             6,400              315
    Yokogawa Electric Corp.                              23,000              311
    Toto Ltd.                                            29,000              309
    Marubeni Corp.                                      124,000              309
    Taisei Corp.                                         80,000              305
    Takashimaya Co.                                      26,000              304
    Keio Electric Railway Co., Ltd.                      52,000              300
    Kuraray Co., Ltd.                                    36,000              298
    Citizen Watch Co., Ltd.                              26,000              298
    Joyo Bank Ltd.                                       66,000       $      296
    Nikon Corp.                                          26,000              296
    Teijin Ltd.                                          78,000              295
    Rakuten, Inc .                                           38              293
    Nippon Mining Holdings Inc.                          58,500              292
    Casio Computer Co.                                   19,000              291
    Matsushita Electric Works, Ltd.                      31,000              284
    Yamada Denki Co., Ltd.                                7,200              272
    Hokkaido Electric
    Power Co., Ltd.                                      15,100              271
    Mabuchi Motor Co.                                     3,600              270
    Yamaha Corp.                                         16,200              269
    Mitsui Chemicals, Inc.                               52,000              263
    Furukawa Electric Co.                                60,000              259
    Stanley Electric Co.                                 15,000              254
    ToneGeneral Sekiyu K.K.                              29,000              251
    Showa Denko K.K.                                     99,000              251
    Kyowa Hakko Kogyo Co.                                34,000              248
    Nomura Research Institute, Ltd.                       2,300              248
    Lawson Inc.                                           5,900              246
    Keihin Electric Express
    Railway Co., Ltd.                                    38,000              241
    Isetan Co.                                           16,300              238
    Ushio Inc.                                           13,000              237
    NGK Insulators Ltd.                                  29,000              237
    Yamaha Motor Co., Ltd.                               15,000              237
    Oki Electric Industry Co. Ltd.                       58,000              236
    Mitsui Mining & Smelting Co., Ltd.                   50,000              236
    Kawasaki Kisen Kaisha Ltd.                           46,000              235
    77 Bank Ltd.                                         34,000              235
    NTN Corp.                                            45,000              231
    Alps Electric Co., Ltd.                              16,000              231
    Shimizu Corp.                                        50,000              229
    Nissin Food Products Co., Ltd.                        8,700              228
    Onward Kashiyama Co., Ltd.                           14,000              228
    Toyo Seikan Kaisha Ltd.                              13,000              226
    NSK Ltd.                                             44,000              222
    Kaneka Corp.                                         23,000              221
    Konami Corp.                                          8,500              218
    Hokugin Financial Group, Inc.                        84,000              218
    Mitsubishi Materials Corp.                           94,000              213
    JAFCO CO., Ltd.                                       2,700              208
    Mitsukoshi, Ltd.                                     37,000              207
    Amada Co., Ltd.                                      31,000              207
    Sankyo Co., Ltd.                                      5,000              206
    Benesse Corp.                                         6,200              205
    NEC Electronics Corp.                                 3,300              205
    FamilyMart Co., Ltd.                                  6,200              204
    Daimaru, Inc.                                        22,000              202
    Uni-Charm Corp.                                       4,000              201
    Kawasaki Heavy Industries Ltd.                      123,000              200
    Bandai Co., Ltd.                                      7,200              198

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value^
                                                         Shares            (000)
--------------------------------------------------------------------------------
    Japan Airlines System Co.                            61,000            $ 197
    Mitsubishi Rayon Co., Ltd.                           50,000              196
    THK Co., Inc.                                        10,200              195
    JGC Corp.                                            20,000              194
    Net One Systems Co., Ltd.                                49              193
    Leopalace21 Corp.                                    10,200              193
    Taiheiyo Cement Corp.                                75,000              189
    Nippon Meat Packers, Inc.                            15,000              187
    Toho Co., Ltd.                                       12,600              185
    USS Co., Ltd.                                         2,110              184
    Fujikura Ltd.                                        32,000              182
    Makita Corp.                                         12,000              182
    Uny Co., Ltd.                                        14,000              181
    Ishikawajima-Harima Heavy
    Industries Co.                                      108,000              180
    Oracle Corp. Japan                                    3,200              179
    Gunma Bank Ltd.                                      35,000              178
    Hino Motors, Ltd.                                    24,000              176
    Minebea Co., Ltd.                                    37,000              174
    Dowa Mining Co. Ltd.                                 29,000              174
    TIS Inc.                                              4,000              173
    Nisshin Steel Co.                                    84,000              172
    Taiyo Yuden Co., Ltd.                                12,000              171
    Sammy Corp.                                           3,500              169
    Shimano, Inc.                                         7,000              169
*   Sumitomo Heavy Industries Ltd.                       53,000              168
    Hitachi Chemical Co., Ltd.                           10,000              166
    Nisshin Seifun Group Inc.                            16,000              164
    Dai-Nippon Ink & Chemicals, Inc.                     63,000              164
    Fuji Electric Holdings Co., Ltd.                     59,000              162
    Aeon Credit Service Co. Ltd.                          2,370              160
*   Sega Corp.                                           12,300              160
    Shimamura Co., Ltd.                                   1,800              158
    All Nippon Airways Co., Ltd.                         47,000              156
    NGK Spark Plug Co.                                   16,000              156
    Mitsubishi Gas Chemical Co.                          37,000              155
    Kamigumi Co., Ltd.                                   21,000              155
    Denki Kagaku Kogyo K.K.                              43,000              155
    Kurita Water Industries Ltd.                         11,100              154
    Skylark Co., Ltd.                                     7,500              153
    Tosoh Corp.                                          41,000              150
    Kikkoman Corp.                                       17,000              148
    The Suruga Bank, Ltd.                                19,000              148
    Yakult Honsha Co., Ltd.                              10,000              147
    Central Glass Co., Ltd.                              17,000              146
    Nippon Sheet Glass Co., Ltd.                         36,000              145
    Meitec Corp.                                          3,600              145
    Koyo Seiko Co., Ltd.                                 12,000              144
    Susuken Co., Ltd.                                     4,560              144
    Ebara Corp.                                          29,000              144
    Toyobo Ltd.                                          56,000              143
    Shimachu Co.                                          5,100              141
    Japan Retail Fund                                               $
    Investment Corp.                                         20              140
    Takara Holdings Inc.                                 17,000              139
    House Foods Industry Corp.                            9,500              136
    Showa Shell Sekiyu K.K.                              14,900              136
    Sanken Electric Co., Ltd.                            10,000              133
    Uniden Corp.                                          6,000              131
    Dai-Nippon Screen
    Manufacturing Co., Ltd.                              22,000              131
    Kuraya Sanseido INC                                   8,500              129
    Obic Co., Ltd.                                          600              129
    Daicel Chemical Industries Ltd.                      24,000              127
    Fuji Soft ABC Inc.                                    3,200              127
    Ryohin Keikaku Co. Ltd.                               2,400              125
    Sumitomo Osaka Cement Co., Ltd.                      45,000              125
    Ito En, Ltd.                                          2,600              124
    Tokyu Land Corporation                               38,000              123
    Aoyama Trading Co., Ltd.                              4,500              123
    Toyoda Gosei Co., Ltd.                                5,100              121
    Nippon Shokubai Co., Ltd.                            15,000              121
    Itochu Techno-Science Corp.                           2,800              120
    Fuji Television Network, Inc.                            52              120
    Sapparo Holdings Ltd.                                32,000              118
    Ube Industries Ltd.                                  74,000              116
    Seino Transportation Co., Ltd.                       11,000              115
    Nissan Chemical Industries, Ltd.                     14,000              114
    Meiji Seika Kaisha Ltd.                              25,000              112
    Okumura Corp.                                        21,000              111
    Mitsui Engineering &
    Shipbuilding Co., Ltd.                               63,000              111
    World Co., Ltd.                                       3,600              111
    Nippon Light Metal Co.                               46,000              110
    Zeon Corp.                                           15,000              110
    Yamazaki Baking Co., Ltd.                            11,000              109
    Teikoku Oil Co., Ltd.                                20,000              109
    Wacoal Corp.                                         10,000              107
    Meiji Dairies Corp.                                  19,000              106
    Nisshinbo Industries, Inc.                           14,000              106
    Toyo Suisan Kaisha, Ltd.                              8,000              106
*   Nissho Iwai-Nichimen
    Holdings Corp.                                       20,600              106
    Hankyu Department Stores, Inc.                       12,000              106
    Hitachi Cable Ltd.                                   22,000              106
    Mitsubishi Logistics Corp.                           11,000              105
    Kansai Paint Co., Ltd.                               17,000              105
    Mitsumi Electric Co., Ltd.                            8,900              104
    Nippon Sanso Corp.                                   19,000              103
    Coca-Cola West Japan Co. Ltd.                         4,100              102
    Matsumotokiyoshi Co., Ltd.                            3,300              101
    Sanden Corp.                                         16,000              101
    Sumitomo Bakelite Co. Ltd.                           14,000               99
    Nitori Co., Ltd.                                      1,550               98

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value^
International Fund                                       Shares            (000)
--------------------------------------------------------------------------------
    Q.P. Corp.                                           11,200             $ 98
    Namco Ltd.                                            3,400               96
    Alfresa Holdings Corp.                                1,700               96
    Hitachi Construction
    Machinery Co.                                         8,000               96
    Kinden Corp.                                         15,000               95
    Gunze Ltd.                                           18,000               94
    C&S Co. Ltd.                                          3,500               94
    Rinnai Corp.                                          3,000               92
    Hitachi Capital Corp.                                 4,900               92
    The Goodwill Group, Inc.                                 35               92
    Sanwa Shutter Corp.                                  17,000               92
    Aderans Co. Ltd.                                      4,000               87
    Katokichi Co., Ltd.                                   4,200               85
    Nichii Gakkan Co.                                     1,830               84
    Kokuyo Co., Ltd.                                      6,600               84
    Tokyo Broadcasting System, Inc.                       4,700               84
    Komori Corp.                                          5,000               84
    Comsys Holdings Corp.                                10,000               82
    Nichirei Corp.                                       23,000               82
    Tokyo Style Co.                                       7,000               81
    Bellsystem24, Inc.                                      350               75
    Asatsu-DK Inc.                                        2,800               74
    Hitachi Software Engineering
    Co., Ltd.                                             3,100               73
    Autobacs Seven Co., Ltd.                              2,200               73
    Amano Corp.                                           8,000               72
    Nishimatsu Construction Co.                          20,000               71
    Nippon Kayaku Co., Ltd.                              12,000               67
    Toda Corp.                                           16,000               67
    Anritsu Corp.                                        10,000               66
    Ariake Japan Co., Ltd.                                2,090               63
    Takuma Co., Ltd.                                      8,000               58
    Ishihara Sangyo Kaisha Ltd.                          25,000               56
*   Kanebo Ltd.                                          55,000               52
    Capcom Co., Ltd.                                      4,500               51
    Kaken Pharmaceutical Co.                              7,000               41
*   Snow Brand Milk Products Co.                         12,000               41
    Saizeriya Co., Ltd.                                   2,900               40
                                                                     -----------
                                                                         185,849
                                                                     -----------
Netherlands (4.8%)
    Royal Dutch Petroleum Co.                           203,473           10,443
    ING Groep NV                                        172,108            4,062
    Unilever NV                                          56,360            3,847
    Koninklijke (Royal) Philips
    Electronics NV                                      128,600            3,462
    ABN-AMRO Holding NV                                 152,951            3,346
    Aegon NV                                            131,909            1,590
    Koninklijke KPN NV                                  194,618            1,482
    Koninklijke Ahold NV                                148,066            1,162
    Akzo Nobel NV                                        26,830              987
    Reed Elsevier NV                                     66,096              928
*   ASML Holding NV                                      47,609            $ 806
    Heineken NV                                          23,473              771
    TPG NV                                               33,627              768
    Verenigde Nederlandse
    Uitgeversbedrijven NV                                22,079              641
    Wolters Kluwer NV                                    26,398              479
*   Koninklijke Numico NV                                14,792              475
    DSM NV                                                8,087              397
    Rodamco Europe NV                                     5,140              311
    Vedior NV                                            15,571              227
    Wereldhave NV                                         2,356              194
    Oce NV                                                9,537              154
*   Getronics NV                                         51,766              142
    IHC Caland NV                                         2,816              131
    Randstad Holding NV                                   4,755              130
    Hagemeyer NV                                         57,941              123
                                                                     -----------
                                                                          37,058
                                                                     -----------
New Zealand (0.2%)
    Telecom Corp. of New
    Zealand Ltd.                                        191,893              717
    Sky City Entertainment
    Group Ltd.                                           49,947              152
    Fletcher Building Ltd.                               43,357              125
    Carter Holt Harvey Ltd.                              83,797              110
    Contact Energy Ltd.                                  27,315              102
    Auckland International
    Airport Ltd.                                         21,642               93
    Fisher & Paykel Appliances
    Holdings Ltd.                                        24,054               70
    Fisher & Paykel Healthcare
    Corp. Ltd.                                            7,328               61
    Tower Ltd.                                           38,377               42
    The Warehouse Group Ltd.                             13,360               36
    Independent Newspapers Ltd.                          11,173               33
*   Sky Network Television, Ltd.                          8,195               26
    Tenon Ltd.                                           21,693               26
    NGC Holdings, Ltd.                                   12,944               23
    Tenon Ltd.                                            1,241                2
                                                                     -----------
                                                                           1,618
                                                                     -----------
Norway (0.5%)
    Norsk Hydro ASA                                      14,612              950
    Telenor ASA                                          79,926              556
    Statoil ASA                                          43,570              553
    DNB NOR ASA                                          68,680              469
    Orkla ASA                                            18,420              461
    Norske Skogindustrier ASA                            10,700              191
*   Yara International ASA                               17,452              141
    Storebrand ASA                                       20,200              138
    Tandberg ASA                                         12,400              131
    Frontline Ltd.                                        3,610              124
*   Petroleum Geo-Services                                2,080               85
    Tomra Systems ASA                                    17,800               84

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value^
                                                         Shares            (000)
--------------------------------------------------------------------------------
    Schibsted ASA                                         3,930     $         70
    Smedvig ASA A Shares                                  3,320               37
*   Aker Kvaerner ASA                                     1,837               29
                                                                     -----------
                                                                           4,019
                                                                     -----------
Portugal (0.3%)
    Portugal Telecom SGPS SA                             86,150              930
    Electricidade de Portugal SA                        162,919              456
    Banco Comercial Portugues SA                        191,537              447
    Brisa-Auto Estradas de
    Portugal SA                                          30,052              217
    Banco Espirito Santo SA                              10,951              182
    Banco BPI SA                                         38,549              141
    PT Multimedia-Servicos de
    Telecomunicacoes e
    Multimedia, SGPS, SA                                  4,325               95
    Sonae SGPS SA                                        80,058               88
    Cimpor-Cimento de Portugal SA                        17,463               85
  * Jeronimo Martins & Filho,
    SGPS, SA                                              2,748               31
                                                                     -----------
                                                                           2,672
                                                                     -----------
Singapore (0.8%)
    DBS Group Holdings Ltd.                             105,082              879
    United Overseas Bank Ltd.                           112,504              875
    Singapore
    Telecommunications Ltd.                             619,900              810
    Oversea-Chinese Banking
    Corp., Ltd.                                          94,650              665
    Singapore Press Holdings LTD.                       157,250              380
    Singapore Airlines Ltd.                              53,751              350
    Keppel Corp., Ltd.                                   54,000              221
    Venture Corp. Ltd.                                   21,000              219
    Singapore Technologies
    Engineering Ltd.                                    144,906              175
    Neptune Orient Lines Ltd.                           113,000              155
    Fraser & Neave Ltd.                                  18,130              147
    City Developments Ltd.                               44,000              138
    ComfortDelgro Corp Ltd.                             161,000              115
    Singapore Exchange Ltd.                             109,000              106
    Capitaland Ltd.                                      95,000               76
  * Chartered Semiconductor
    Manufacturing Ltd.                                   90,398               73
    Capitamall Trust                                     73,000               72
    Singapore Post Ltd.                                 137,000               70
    Sembcorp Industries Ltd.                             89,000               69
    United Overseas Land Ltd.                            45,000               61
    Jardine Cycle N Carriage Limited                     14,037               52
    Creative Technology Ltd.                              4,450               47
    Singapore Land Ltd.                                  16,000               41
    Parkway Holdings Ltd.                                63,000               41
    SembCorp Marine Ltd.                                 68,000               38
    Allgreen Properties Ltd.                             65,000               36
    Overseas Union Enterprise Ltd.                        8,000               33
    Ascendas Real Estate
    Investment Trust                                     39,000     $         33
    Sembcorp Logistics Ltd.                              28,000               30
    Keppel Land Ltd.                                     29,000               27
*   Datacraft Asia Ltd.                                  25,000               25
*   ST Assembly Test Services Ltd.                       30,000               25
    Wing Tai Holdings Ltd.                               25,000               12
    SMRT Corp. Ltd.                                      25,000               10
  * City Developements Limited
    Warrants                                              4,400                8
                                                                     -----------
                                                                           6,114
                                                                     -----------
Spain (3.5%)
    Telefonica SA                                       442,074            6,535
    Banco Santander Central
    Hispano SA                                          422,101            4,381
    Banco Bilbao Vizcaya
    Argentaria SA                                       319,086            4,263
    Repsol-YPF SA                                        90,475            1,981
    Endesa SA                                            88,697            1,709
    Iberdrola SA                                         74,601            1,575
    Banco Popular Espanol SA                             16,119              910
    Altadis SA                                           26,641              823
    Industria de Diseno Textil SA                        21,605              496
    ACS, Actividades de Contruccion
    y Servisios, S.A.                                    27,924              471
    Gas Natural SDG SA                                   19,585              469
    Union Fenosa SA                                      18,795              401
    Abertis Infraestructuras SA                          21,710              378
    Acerinox SA                                           4,921              280
    Telefonica SA ADR                                     6,192              276
    Grupo Ferrovial, SA                                   6,432              268
    Amadeus Global Travel
    Distribution SA                                      34,320              225
    Fomento de Construc y Contra SA                       5,301              196
    Acciona SA                                            2,549              158
*   Sogecable SA                                          3,667              148
    Indra Sistemas, SA                                   10,990              140
    Sacyr Vallehermoso SA                                10,096              138
    Metrovacesa SA                                        3,519              135
    Gamesa Corporacion
    Tecnologica, S.A.                                     8,839              130
    Corporacion Mapfre SA                                10,426              128
    Iberia (Linea Aer Espana)                            43,744              126
    Promotora de Informaciones SA                         6,947              121
    Zeltia SA                                            14,509               99
    Telefonica Publicidad e
    Informacion, SA                                      14,486               96
*   Antena 3 Television                                   1,782               94
    NH Hoteles SA                                         8,543               94
    Sociedad General de Aguas de
    Barcelona SA                                          4,442               76
                                                                     -----------
                                                                          27,320
                                                                     -----------

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value^
International Fund                                       Shares            (000)
--------------------------------------------------------------------------------
Sweden (2.4%)
    Telefonaktiebolaget LM Ericsson
    AB Class B                                        1,444,162          $ 4,256
    Nordea Bank AB                                      224,174            1,614
    Hennes & Mauritz AB B Shares                         45,965            1,187
    Svenska Handelsbanken AB
    A Shares                                             55,470            1,112
    TeliaSonera AB                                      183,643              778
    Volvo AB B Shares                                    22,270              775
    Sandvik AB                                           21,583              736
    Svenska Cellulosa AB B Shares                        19,210              729
    Skandinaviska Enskilda Banken
    AB A Shares                                          47,524              688
    Electrolux AB Series B                               28,736              551
    Swedish Match AB                                     41,331              422
    Skandia Forsakrings AB                              100,500              416
    Tele2 AB B Shares                                     9,246              405
    Atlas Copco AB A Shares                              10,400              386
    Assa Abloy AB                                        30,200              386
    Securitas AB B Shares                                29,740              371
    Skanska AB B Shares                                  38,676              340
    SKF AB B Shares                                       8,270              304
    Volvo AB A Shares                                     9,052              303
    Scania B                                              8,000              272
    Atlas Copco AB B Shares                               7,930              271
    Getinge AB-B SHS                                     16,200              191
    Gambro AB A Shares                                   15,600              151
    Trelleborg AB B Shares                                7,820              135
    Holmen AB                                             4,500              130
    Alfa Laval AB                                         7,100              113
    Castellum AB                                          4,600              111
    Eniro AB                                             14,400              110
    Fabege AB B Shares                                    8,370              109
    Billerud Aktiebolag                                   6,500              106
    Svenskt Stal AB A Shares                              5,730               97
*   Modern Times Group AB                                 4,600               89
    Gambro AB B Shares                                    9,200               89
*   Lundin Petroleum AB                                  16,000               85
    OM HEX AB                                             6,060               73
    Axfood AB                                             2,650               68
    WM-Data AB Class B                                   30,000               67
*   Capio AB                                              6,000               58
    Hoganas AB B Shares                                   2,300               56
*   SAS AB                                                5,875               45
    Svenskt Stal AB                                       2,580               42
*   Elekta AB-B Shares                                    1,800               40
    Wihlborgs Fastigheter AB                              2,400               32
    D. Carnegie & Co. AB                                  2,900               28
                                                                     -----------
                                                                          18,327
                                                                     -----------
Switzerland (7.1%)
    Nestle SA (Registered)                               39,392           10,505
    Novartis AG (Registered)                            232,453           10,255
    UBS AG                                              111,167          $ 7,833
    Roche Holdings AG                                    69,034            6,835
    Credit Suisse Group (Registered)                    112,350            3,992
    Zurich Financial Services AG                         13,955            2,203
    Swiss Re (Registered)                                31,785            2,065
    Cie. Financiere Richemont AG                         51,953            1,356
    ABB Ltd.                                            184,931            1,011
    Holcim Ltd. (Registered)                             17,385              945
    Swisscom AG                                           2,735              904
    Syngenta AG                                          10,259              860
    Adecco SA (Registered)                               12,847              640
    Synthes, Inc.                                         4,492              512
    CIBA Specialty Chemicals AG
    (Registered)                                          6,408              462
    Serono SA Class B                                       681              429
    Swatch Group AG (Bearer)                              3,020              393
    Givaudan SA                                             662              383
    Nobel Biocare Holding AG                              2,100              329
    Clariant AG                                          22,398              327
    Geberit AG                                              362              241
    SGS Societe Generale de
    Surveillance Holding SA
    (Registered)                                            427              233
    Lonza AG (Registered)                                 4,017              204
*   Logitech International SA                             4,252              194
    Swatch Group AG (Registered)                          6,263              167
    Straumann Holding AG                                    791              159
    Schindler Holding AG (Ptg. Ctf)                         549              158
*   Micronas Semiconductor
    Holding AG                                            3,234              147
    Unaxis Holding AG                                     1,110              125
    Kuoni Reisen Holding AG
    (Registered)                                            254              109
    Phonak Holding AG                                     3,492              109
*   Kudelski SA                                           3,156               91
    Sulzer AG (Registered)                                  306               87
    Valora Holding AG                                       345               79
    Rieter Holding AG.                                      253               67
    UBS AG                                                  741               53
                                                                     -----------
                                                                          54,462
                                                                     -----------
United Kingdom (24.8%)
    BP PLC                                            2,104,051           18,582
    HSBC Holdings PLC                                 1,074,595           16,126
    Vodafone Group PLC                                6,638,599           14,537
    GlaxoSmithKline PLC                                 582,482           11,789
    Royal Bank of Scotland
    Group PLC                                           290,103            8,354
    AstraZeneca Group PLC                               164,876            7,397
    Shell Transport &
    Trading Co. PLC                                     941,491            6,906
    Barclays PLC                                        633,430            5,396
    HBOS PLC                                            376,024            4,654

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value^
                                                         Shares            (000)
--------------------------------------------------------------------------------
    Lloyds TSB Group PLC                                544,247     $      4,261
    Diageo PLC                                          305,206            4,115
    Tesco PLC                                           753,856            3,640
    BT Group PLC                                        840,334            3,025
    Unilever PLC                                        272,217            2,671
    Rio Tinto PLC                                       104,522            2,513
    British American Tobacco PLC                        152,718            2,367
    National Grid Transco PLC                           300,457            2,318
    Aviva PLC                                           219,909            2,269
    BG Group PLC                                        347,581            2,142
    BHP Billiton PLC                                    241,563            2,096
    Cadbury Schweppes PLC                               206,244            1,779
    Prudential PLC                                      200,439            1,725
    Centrica PLC                                        417,080            1,698
    Reckitt Benckiser PLC                                59,592            1,687
    Imperial Tobacco Group PLC                           72,257            1,557
    GUS PLC                                              99,888            1,532
    Marks & Spencer Group PLC                           222,385            1,463
    British Sky Broadcasting
    Group PLC                                           123,899            1,398
    Compass Group PLC                                   212,824            1,299
    ScottishPower PLC                                   173,321            1,253
    Reed Elsevier PLC                                   124,306            1,208
    BAE Systems PLC                                     297,643            1,183
    Kingfisher PLC                                      227,567            1,181
    Legal & General Group PLC                           658,323            1,134
    BAA PLC                                             106,333            1,067
    Scottish & Southern Energy PLC                       85,760            1,060
    Land Securities Group PLC                            50,186            1,055
    SABMiller PLC                                        79,267            1,026
    Smith & Nephew PLC                                   92,103              991
    WPP Group PLC                                        96,653              982
    Boots Group PLC                                      78,211              976
    Reuters Group PLC                                   141,926              954
    Pearson PLC                                          76,355              928
    Wolseley PLC                                         56,400              875
    ITV PLC                                             400,552              839
    BOC Group PLC                                        48,679              815
    Carnival PLC                                         16,540              803
    Hilton Group PLC                                    157,560              789
    J. Sainsbury PLC                                    148,806              768
    Smiths Group PLC                                     55,974              758
    InterContinental Hotels
    Group PLC                                            71,391              754
    Man Group PLC                                        27,647              716
    Next PLC                                             27,129              700
    3i Group PLC                                         60,295              670
    Rolls-Royce Group PLC                               145,821              666
    Scottish & Newcastle PLC                             80,083              631
    British Land Co., PLC                                49,509              623
    Dixons Group PLC                                    192,864              578
    Cable and Wireless PLC                              232,874              548
    United Utilities PLC                                 55,607     $        523
    Hanson Building Materials PLC                        72,278              497
    BP PLC ADR                                            9,184              492
    Imperial Chemical Industries PLC                    116,724              488
    Severn Trent PLC                                     33,168              479
    Rentokil Initial PLC                                179,417              470
    Amvescap PLC                                         68,626              468
    Friends Provident PLC                               175,674              468
    Rexam PLC                                            54,467              443
    Whitbread PLC                                        29,368              438
    Yell Group PLC                                       69,035              432
    Daily Mail and General Trust                         32,497              429
    Royal & Sun Alliance
    Insurance Group PLC                                 285,802              428
    Exel PLC                                             30,292              421
    The Sage Group PLC                                  122,810              415
    William Hill PLC                                     41,013              412
    Liberty International PLC                            29,804              411
    Enterprise Inns PLC                                  35,906              374
    Tomkins PLC                                          74,365              370
    Capita Group PLC                                     63,867              369
    BPB PLC                                              49,762              369
    Slough Estates PLC                                   45,147              367
    Hammerson PLC                                        28,940              366
    Bunzl PLC                                            43,258              361
    Hays PLC                                            161,338              359
    EMI Group PLC                                        79,786              353
    Johnson Matthey PLC                                  20,673              345
    Signet Group PLC                                    163,199              339
    Kelda Group PLC                                      37,335              339
    GKN PLC                                              73,846              335
    Emap PLC                                             24,126              324
    United Business Media PLC                            35,134              323
    Rank Group PLC                                       58,424              318
*   Corus Group PLC                                     434,337              313
    Persimmon PLC                                        27,298              313
    Trinity Mirror PLC                                   26,247              309
    Alliance Unichem PLC                                 25,564              303
    Electrocomponents PLC                                45,755              296
    RMC Group PLC                                        26,385              290
*   International Power PLC                             113,972              290
    The Peninsular & Oriental
    Steam Navigation Co.                                 69,957              279
    Brambles Industries PLC                              72,238              279
*   British Airways PLC                                  55,814              279
    Taylor Woodrow PLC                                   59,162              276
    Provident Financial PLC                              25,021              272
    Cobham PLC                                           10,746              272
    Kesa Electricals PLC                                 50,831              267
    Mitchells & Butlers PLC                              50,960              257
    Barratt Developments PLC                             23,604              252
    The Berkeley Group PLC                               10,947              246

--------------------------------------------------------------------------------
                                                                          Market
Tax-Managed                                                               Value^
International Fund                                       Shares            (000)
--------------------------------------------------------------------------------
    George Wimpey PLC                                    36,293     $        243
    Tate & Lyle PLC                                      40,155              240
*   Marconi Corporation PLC                              19,326              240
    BBA Group PLC                                        48,282              239
    LogicaCMG PLC                                        70,757              235
    IMI PLC                                              34,531              233
    ARM Holdings PLC                                    106,777              232
    Inchape plc                                           7,148              227
    Associated British Ports
    Holdings PLC                                         30,978              227
    Punch Taverns PLC                                    23,359              216
    Close Brothers Group PLC                             14,851              209
    ICAP PLC                                             41,833              206
    Balfour Beatty PLC                                   41,282              199
    Aegis Group PLC                                     118,779              193
    Kidde PLC                                            87,176              189
    Misys PLC                                            52,708              189
    FirstGroup PLC                                       36,981              188
    Cattles PLC                                          32,667              188
    Invensys PLC                                        572,065              187
    United Utilities PLC                                 30,551              184
    London Stock Exchange PLC                            27,252              181
    Pilkington PLC                                       98,840              175
    Serco Group PLC                                      43,283              167
    HMV Group PLC                                        36,793              161
    Schroders PLC                                        14,296              159
    Stagecoach Group PLC                                 95,564              155
    MFI Furniture Group PLC                              52,887              145
    National Express Group PLC                           11,776              144
    Amec PLC                                             28,553              141
    Premier Farnell PLC                                  31,121              139
    FKI PLC                                              58,917              131
*   Cookson Group PLC                                   171,901              131
    Intertek Testing Services PLC                        12,440              129
    De La Rue Group PLC                                  20,610              129
    Securicor PLC                                        54,546              126
    The Davis Service Group PLC                          17,661              123
    Bellway PLC                                           8,860              122
    Arriva PLC                                           15,369              115
    SSL International PLC                                20,805              105
    Meggitt PLC                                          21,731              103
    WPP Group PLC ADR                                     2,004              103
    Great Portland Estates PLC                           21,249               99
    Novar PLC                                            38,623               86
    ScottishPower PLC ADR                                 2,320               68
*   Eircom Group PLC                                     37,100               67
    Aggreko PLC                                          21,868               65
                                                                     -----------
                                                                         191,478
                                                                     -----------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (Cost $702,836)                                                      769,451
--------------------------------------------------------------------------------
                                                           Face           Market
                                                         Amount           Value^
                                                          (000)            (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (1.7%)
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
1.468%, 7/1/2004--Note E
(Cost $12,925)                                          $12,925         $ 12,925
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.5%)
(Cost $715,761)                                                          782,376
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.5%)
Other Assets--Note B                                                       2,969
Liabilities--Note E                                                     (14,757)
                                                                     -----------
                                                                        (11,788)
                                                                     -----------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                       $770,588
--------------------------------------------------------------------------------

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
ADR–American Depositary Receipt.
(Ptg. Ctf.)–Participating Certificates.

--------------------------------------------------------------------------------
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          Amount
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                         $770,187
Undistributed Net Investment Income                                       11,497
Accumulated Net Realized Losses                                         (77,723)
Unrealized Appreciation
Investment Securities                                                     66,615
Foreign Currencies                                                            12
--------------------------------------------------------------------------------
NET ASSETS                                                              $770,588
================================================================================

Investor Shares--Net Assets
Applicable to 70,266,816 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                               $645,406
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
INVESTOR SHARES                                                            $9.19
================================================================================

Institutional Shares--Net Assets
Applicable to 13,620,394 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                               $125,182
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES                                                       $9.19
================================================================================

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

© 2004 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

F872 082004

Item 2: Not applicable.

Item 3: Not applicable.

Item 4: Not applicable.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Controls and Procedures.

     (a)  Disclosure  Controls  and  Procedures.  The  Principal  Executive  and
Financial  Officers  concluded  that the  Registrant's  Disclosure  Controls and
Procedures are effective  based on their  evaluation of the Disclosure  Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal  Controls.  There were no significant  changes in Registrant's internal  controls or in other  factors  that could  significantly  affect these controls  subsequent to the date of their  evaluation,  including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11: Exhibits.
        (a) Certifications.

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       VANGUARD TAX-MANAGED FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  August 16, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

       VANGUARD TAX-MAMAGED FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  August 16, 2004

       VANGUARD TAX-MANAGED FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              THOMAS J. HIGGINS*
                TREASURER

Date:  August 16, 2004

*By Power of  Attorney.  See File Number  2-57689,  filed on December  26, 2002.
Incorporated by Reference.